      As filed with the U.S. Securities and Exchange Commission on July 30, 2004
                                                              File No. 033-47287
                                                              File No. 811-06637

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [X]
         Pre-Effective Amendment No.                                         [ ]
         Post-Effective Amendment No. 41                                     [X]

                                                      and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [ ]
         Amendment No. 42                                                    [X]
                       --

                        (Check appropriate box or boxes.)

                                  THE UBS FUNDS
                                  -------------
               (Exact Name of Registrant as Specified in Charter)

                    One North Wacker, Chicago, Illinois 60606
                    -----------------------------------------
               (Address of Principal Executive Office) (Zip Code)

         Registrant's Telephone Number, including Area Code 312-525-7100
         ---------------------------------------------------------------

                              Amy R. Doberman, Esq.
                            David M. Goldenberg, Esq.
                      UBS Global Asset Management (US) Inc.
                               51 West 52nd Street
                             New York, NY 10019-6114
                             -----------------------
                     (Name and Address of Agent for Service)
                  Please send copies of all communications to:

                               Bruce G. Leto, Esq.
                      Stradley, Ronon, Stevens & Young, LLP
                            2600 One Commerce Square
                             Philadelphia, PA 19103
                                 (215) 564-8027

It is proposed that this filing will become effective (check appropriate box):

_____ immediately upon filing pursuant to paragraph (b)
_____ on [Date]pursuant to paragraph (b)
_____ 60 days after filing pursuant to paragraph (a)(1)
_____ on [Date] pursuant to paragraph (a)(1)
__X__ 75 days after filing pursuant to paragraph (a)(2)_
_____ on [Date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

_____ This  post-effective  amendment  designates  a  new  effective  date  for a previously filed post-effective amendment.

This  Post-Effective  Amendment  relates only to the UBS Dynamic Alpha  Strategy
Fund.  No other  information  relating to any other series of the  Registrant is amended or superseded hereby.

[UBS GLOBAL ASSET MANAGEMENT LOGO]

                                            Subject to Completion, July 30, 2004

The UBS Funds

     UBS Dynamic Alpha Strategy Fund

Prospectus

_________, 2004

This  prospectus  offers Class A, Class B, Class C and Class Y shares in the UBS
Dynamic  Alpha  Strategy  Fund (the  "Fund"),  a series  of The UBS  Funds  (the
"Trust").  Each class has different sales charges and ongoing expenses.  You can choose  the class  that is best for you based on how much you plan to invest and how long you plan to hold your Fund shares. Class Y shares are available only to certain types of investors.

As with all  mutual  funds,  the  Securities  and  Exchange  Commission  has not approved or disapproved the Fund's shares or determined  whether this prospectus is complete or accurate. To state otherwise is a crime.

The  information  in this  prospectus is not complete and may be changed.  These securities  may not be sold  until the  registration  statement  filed  with the
Securities and Exchange Commission is effective.  The prospectus is not an offer to sell these  securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

              Not FDIC Insured. May lose value. No bank guarantee.

Contents

The UBS Funds
What every investor should know about the Fund

                                                                            Page
                                                                            ----

  Investment Objective, Strategies, Securities Selection and Risks.............
  Performance..................................................................
  Expenses and Fee Tables......................................................

Your Investment
Information for managing your Fund account

   Managing Your Fund Account..................................................
  --Flexible Pricing
  --Buying Shares
  --Selling Shares
  --Exchanging Shares
  --Pricing and Valuation

Additional Information
Additional important information about the Fund

  Management...................................................................

  Dividends and Taxes..........................................................

  Financial Highlights.........................................................

  Where to learn more about the Fund...........................................

           The Fund is not a complete or balanced investment program.

UBS Dynamic Alpha Strategy Fund

--------------------------------------------------------------------------------
Investment Objective, Strategies, Securities Selection and Risks

Fund Objective

The Fund seeks to maximize total return,  consisting of capital appreciation and current income.

Principal Investment Strategies

The Fund invests in securities and other  investments to gain exposure to global equity,  global  fixed  income and cash  equivalent  markets,  including  global currencies.  The Fund invests in equity and fixed income  securities  of issuers located  within  and  outside  the U.S.  The Fund also may  invest  in  open-end investment companies advised by UBS Global Asset Management (Americas) Inc. (the
"Advisor")  to gain  exposure to certain  global  equity and global fixed income markets. The Fund is a non-diversified fund.

Investments  in  fixed  income   securities  may  include  debt   securities  of
governments  throughout  the world  (including  the U.S.),  their  agencies  and instrumentalities, debt securities of corporations and supranationals, inflation
protected   securities,    convertible   bonds,    mortgage-backed   securities,
asset-backed   securities,   equipment  trusts  and  other  collateralized  debt
securities.  Investments in fixed income  securities may include issuers in both developed (including the U.S.) and emerging markets.

Investments in equity securities may include common stock and preferred stock of issuers in developed nations  (including the U.S.) and emerging markets.  Equity investments may include large, intermediate and small capitalization companies.

The Fund may  invest  in other  open-end  investment  companies  advised  by the
Advisor to gain exposure to various asset classes,  including but not limited to emerging market,  small cap and high yield asset classes.  The Fund does not pay fees in connection  with its investment in the investment  companies  advised by the Advisor, but may pay expenses associated with such investments.

In  addition,  the Fund  attempts to generate  positive  returns and manage risk through asset allocation and sophisticated currency management techniques. These decisions are integrated with analysis of global market and economic conditions.
The Fund intends to use financial futures,  forward agreements,  options,  swaps and other derivatives (collectively,  "Derivatives") as part of its asset/market allocation  strategies.  The Fund may establish net short or net long  positions for  individual  markets,  currencies  and  securities.  The Fund may  invest in
Derivatives to the extent permitted by the 1940 Act.

In employing its investment  strategies  for the Fund,  the Advisor  attempts to achieve a total rate of return for the Fund that meets or exceeds 5% per year on a real (i.e.,  inflation-adjusted) basis and net of management fees over rolling five year time  horizons.  The Advisor does not represent or guarantee  that the
Fund will meet this total return goal.

To the extent permitted by the 1940 Act, the Fund may borrow money from banks to purchase  investments  for the  Fund.  The Fund will  adhere to the SEC's

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UBS Global Asset Management                                                    3

UBS Dynamic Alpha Strategy Fund

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asset coverage requirements for all such borrowings.

Securities Selection

The Fund is a multi-asset  fund.  The asset classes in which the Fund may invest include,  but are  not  limited  to,  the  following:  U.S.  equities,  non-U.S.
equities,  emerging market equities,  U.S. fixed income,  non-U.S. fixed income, emerging market debt, U.S. high yield fixed income and cash  equivalents.  Asset
Allocation  decisions  are  tactical,  based upon the  Advisor's  assessment  of valuations and prevailing market conditions in the U.S. and abroad.  Investments also may be made in selected sectors of these asset classes.

Within  the  equity  portion  of  the  Fund's  portfolio,  the  Advisor  selects securities  whose  fundamental  values it believes are greater than their market prices.  In this  context,  the  fundamental  value of a given  security  is the
Advisor's  assessment  of what a  security  is  worth.  The  Advisor  bases  its estimates of value upon economic, industry and company analysis, as well as upon a company's management team,  competitive  advantage and core competencies.  The
Advisor  then  compares  its  assessment  of  a  security's  value  against  the prevailing  market  prices,  with the aim of  constructing a portfolio of stocks with attractive relative price/value characteristics.

For each security under analysis,  the fundamental value estimate is compared to the  company's  current  market price to ascertain  whether a valuation  anomaly exists.  A stock with a market price below  (above) the  estimated  intrinsic or fundamental  value would be considered a long (short) candidate for inclusion in the Fund's portfolio. This comparison between price and intrinsic or fundamental value allows comparisons across industries and countries.

In selecting fixed income securities,  the Advisor uses an internally  developed valuation model that quantifies return  expectations for all major bond markets, domestic and foreign. The model employs a qualitative credit review process that assesses  the ways in  which  macroeconomic  forces  (such  as  inflation,  risk premiums and interest rates) may affect industry  trends.  Against the output of this model,  the Advisor  considers the  viability of specific  debt  securities compared to certain qualitative  factors,  such as management  strength,  market position,  competitive environment and financial flexibility, as well as certain quantitative  factors,  such as historical  operating  results,  calculation  of credit ratios, and expected future outlook.  The Fund's fixed income investments may reflect a broad  range of  investment  maturities,  qualities  and  sectors, including high yield (lower-rated) securities and convertible debt securities.

The Advisor's fixed income strategy combines  judgments about the absolute value of the fixed income universe and the relative value of issuer sectors,  maturity intervals,  duration of  securities,  quality and coupon  segments  and specific circumstances facing the issuers of fixed income securities. Duration management involves  adjusting the  sensitivity to interest rates of the holdings  within a country.  The Advisor manages  duration by choosing a maturity mix that provides opportunity for appreciation while also limiting interest rate risks.

The Fund's risk is  carefully  monitored  with  consideration  given to the risk generated by individual positions, sector, country and currency views.

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UBS Global Asset Management                                                    4

UBS Dynamic Alpha Strategy Fund

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The Fund may invest in cash or cash equivalent instruments,  including shares of an affiliated  investment company.  When market conditions warrant, the Fund may make substantial temporary defensive investments in cash equivalents,  which may affect  the  Fund's  ability to pursue its  investment  objective.  The  Advisor actively manages the Fund. As such,  increased  portfolio turnover may result in higher costs for brokerage commissions, transaction costs and taxable gains.

Principal Risks

An investment in the Fund is not guaranteed;  you may lose money by investing in the Fund. The other principal risks presented by an investment in the Fund are:

Interest Rate Risk--The risk that changing  interest rates may adversely  affect the value of an investment.  An increase in prevailing  interest rates typically causes  the  value of  fixed  income  securities  to fall,  while a  decline  in prevailing  interest rates may cause the market value of fixed income securities to rise.  Changes in interest rates will affect the value of  longer-term  fixed
income  securities  more  than   shorter-term   securities  and  higher  quality
securities more than lower quality securities.

Credit  Risk--The  risk that the issuer of bonds with  ratings of BB (S&P) or Ba
(Moody's)  or below will  default or  otherwise  be unable to honor a  financial obligation. These securities are considered to be predominately speculative with respect  to an  issuer's  capacity  to  pay  interest  and  repay  principal  in accordance with the terms of the obligations.  Lower-rated bonds are more likely to be  subject  to an  issuer's  default  or  downgrade  than  investment  grade
(higher-rated) bonds.

Prepayment  or  Call   Risk--The  risk  that  issuers  will  prepay  fixed  rate
obligations  when  interest  rates  fall,   forcing  the  Fund  to  reinvest  in
obligations with lower interest rates than the original obligations.

Market  Risk--The  risk that the  market  value of the Fund's  investments  will fluctuate  as the stock and bond  markets  fluctuate.  Market  risk may affect a single issuer,  industry or section of the economy,  or it may affect the market as a whole.

Small and Intermediate Capitalization Company Risk--The risk that investments in small and intermediate  capitalization  size companies may be more volatile than investments in larger companies,  as small and intermediate  capitalization size companies  generally  experience  higher growth and failure  rates.  The trading volume of these securities is normally lower than that of larger companies. Such securities  may be less liquid than others and could make it difficult to sell a security at a time or price desired.  Changes in the demand for these securities generally have a disproportionate  effect on their market price, tending to make prices  rise more in  response  to buying  demand and fall more in  response  to selling pressure.

Foreign Investing and Emerging Markets Risks--The risk that prices of the

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Fund's  investments  in foreign  securities  may go down because of  unfavorable foreign  government  actions,  political  instability or the absence of accurate information  about  foreign  issuers.  Also,  a decline  in the value of foreign currencies  relative  to the U.S.  dollar  will  reduce the value of  securities denominated in those  currencies.  Also,  foreign  securities are sometimes less liquid and harder to sell and to value than securities of U.S. issuers.  Each of these  risks is more  severe  for  securities  of  issuers  in  emerging  market countries.

Asset  Allocation  Risk--The risk that the Fund may allocate  assets to an asset category that underperforms other asset categories. For example, the Fund may be overweighted in equity securities when the stock market is falling and the fixed income market is rising.

Non-Diversification  Risk--The  risk that the Fund will be more  volatile than a diversified  fund  because the Fund  invests  its assets in a smaller  number of issuers.  The  gains and  losses on a single  security  may,  therefore,  have a greater impact on the Fund's net asset value.

Derivatives  Risk--The  Fund's  investments in derivatives may rise or fall more rapidly than other investments.  For some derivatives, it is possible for a Fund to lose more than the amount it invested in the derivative  instrument.  The use of derivatives may not succeed for various reasons, including unexpected changes in the value of the derivatives or the assets underlying them.

Other Information

Commodity  Pool Operator  Exemption- The Trust has claimed an exclusion from the definition of the term "commodity  pool operator"  under the Commodity  Exchange
Act ("CEA"),  and, therefore,  is not subject to registration or regulation as a pool operator under the CEA.

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UBS Global Asset Management                                                    6

UBS Dynamic Alpha Strategy Fund

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Performance

There  is no  performance  information  quoted  for the Fund as the Fund had not commenced investment operations as of the date of this prospectus.

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UBS Dynamic Alpha Strategy Fund

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Expenses and Fee Tables

Fees and Expenses  These tables  describe the fees and expenses that you may pay if you buy, sell and hold shares of the Fund.

Shareholder Transaction Expenses (fees paid directly from your investment)

                                                  Class A   Class B  Class C  Class Y
                                                  -------   -------  -------  -------

Maximum Sales Charge (Load) (as a % of offering
   price)........................................ 5.50%     5.00%    1.00%      None
Maximum Front-End Sales Charge (Load) Imposed on
   Purchases (as a % of offering price).......... 5.50%      None     None      None
Maximum Contingent Deferred Sales Charge (Load)
   (CDSC) (as a % of offering price).............  None     5.00%    1.00%      None
Exchange Fee.....................................  None      None     None      None
Redemption Fee (as a percentage of amount
   redeemed within 90 days of purchase, if
   applicable)*.................................. 1.00%      None     None     1.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)**

                                                  Class A   Class B  Class C  Class Y
                                                  -------   -------  -------  -------

Management Fees..................................   0.85%     0.85%    0.85%     0.85%
Distribution and/or Service (12b-1) Fees.........   0.25%     1.00%    1.00%    None
Other Expenses***................................   0.41%     0.41%    0.41%     0.41%
                                                    -----     -----    -----     -----

Total Annual Fund Operating Expenses.............   1.51%     2.26%    2.26%     1.26%
                                                    =====     =====    =====     =====

Management Fee Waiver/Expense Reimbursements.....   0.16%     0.16%    0.16%     0.16%
                                                    -----     -----    -----     -----

Net Expenses****.................................   1.35%     2.10%    2.10%     1.10%
                                                    =====     =====    =====     =====

*    Please see the section entitled "Selling Shares" for additional information concerning the applicability of the redemption fee.

**   The fee and expenses are based on estimates.

***  Includes  an  administrative  fee of 0.075%  paid by the Fund to UBS Global
     Asset Management (US) Inc. ("UBS Global AM").

**** The Trust,  with  respect to the Fund,  and the Advisor have entered into a written  agreement  pursuant  to which the  Advisor  has  agreed to waive a portion of its fees  and/or to  reimburse  expenses  to the extent that the
     Fund's expenses,  for the fiscal year ending June 30, 2005, otherwise would exceed "Net Expenses"  rates shown in the table above for each of the Class
     A,  Class B, Class C and Class Y shares,  as  applicable.  Pursuant  to the written agreement, the Advisor is entitled to be reimbursed for any fees it waives and  expenses it  reimburses  for a period of three years  following such fee  waivers  and  expense  reimbursements,  to the  extent  that such reimbursement  of the Advisor by the Fund will not cause the Fund to exceed any applicable expense limit that is in place for the Fund.

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Example

This  example is intended to help you compare the cost of  investing in the Fund with the cost of investing in other mutual funds.

The example  assumes  that you invest  $10,000 in the fund for the time  periods indicated  and then sell all of your shares at the end of those  periods  unless otherwise stated.  The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                         1 year  3 years  5 years 10 years
                                                         ------  -------  ------- --------

Class A.................................................  $680    $986       *        *
Class B (assuming sale of all shares at end of period)..  $713    $991       *        *
Class B (assuming no sale of shares)....................  $213    $691       *        *
Class C (assuming sale of all shares at end of period)..  $313    $691       *        *
Class C (assuming no sale of shares)....................  $213    $691       *        *
Class Y (assuming sale of all shares at end of period)..  $112    $384       *        *

*    The Fund has not  projected  expenses  beyond the  three-year  period shown because the Fund had not commenced investment  operations as of the date of this prospectus.

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UBS Global Asset Management                                                    9

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Managing Your Fund Account

Flexible Pricing

The Fund offers four classes of  shares--Class  A, Class B, Class C and Class Y.
Each class has different sales charges and ongoing expenses.  You can choose the class  that is best for you,  based on how much you plan to invest  and how long you plan to hold your shares of the Fund.  Class Y shares are only  available to certain types of investors.

The Fund has adopted separate plans pertaining to the Class A, Class B and Class
C shares of the Fund under rule 12b-1 that  allows the Fund to pay  service  and
(for  Class B and Class C shares)  distribution  fees for the sale of the Fund's shares and services provided to shareholders. Because the 12b-1 fees for Class B and Class C shares are paid out of the Fund's assets on an ongoing  basis,  over time they will increase the cost of your  investment  and may cost you more than if you paid the front-end sales charge for Class A shares.

You may  qualify for a waiver of certain  sales  charges on Class A, Class B and
Class C shares.  See  "Sales  Charge  Waivers  for Class A,  Class B and Class C
Shares"  below.  You may also  qualify  for a  reduced  sales  charge on Class A shares. See "Sales Charge Reductions for Class A Shares" below.

Class A Shares

Class A shares have a front-end  sales  charge that is included in the  offering price of the Class A shares.  This sales  charge is paid at the time of purchase and is not  invested  in the Fund.  Class A shares pay an annual  service fee of
0.25% of average  net assets,  but they pay no  distribution  fees.  The ongoing expenses for Class A shares are lower than for Class B and Class C shares.

The Class A sales charges for the Fund are described in the following table:

Class A Sales Charges:

                                                                            Reallowance to
                            Sales Charge as a Percentage of:               Selected Dealers as
Amount of Investment     Offering Price       Net Amount Invested     Percentage of Offering Price
--------------------     --------------       -------------------     ----------------------------

Less than $50,000........      5.50%                 5.82%                       5.00%
$50,000 to $99,999.......      4.50                  4.71                        4.00
$100,000 to $249,999.....      3.50                  3.63                        3.00
$250,000 to $499,999.....      2.50                  2.56                        2.00
$500,000 to $999,999.....      2.00                  2.04                        1.75
$1,000,000 and over (1)..     None                   None                     Up to 1.00(2)

(1)  A contingent  deferred sales charge of 1% of the shares'  offering price or the net asset value at the time of sale by the  shareholder,  whichever  is less,  is charged on sales of shares made  within one year of the  purchase date. Class A shares representing reinvestment of dividends are not subject to this 1% charge.  Withdrawals  in the first year after  purchase of up to
     12% of the  value of the fund  account  under  the  Fund's  Automatic  Cash
     Withdrawal Plan are not subject to this charge.

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(2)  For sales of $1 million or more, UBS Global AM pays to the dealer an amount based upon the following schedule:  1.00% on the first $3 million, 0.75% on the next $2 million and 0.50% on the next $5 million.

If you intend to purchase  more than $10  million of Class A shares,  you should instead purchase Class Y shares, which have lower on-going expenses.

Class B Shares

Class B shares have a contingent  deferred sales charge. When you purchase Class
B shares, we invest 100% of your purchase price in Fund shares. However, you may have to pay the deferred sales charge when you sell your Fund shares,  depending on how long you own the shares.

Class B shares pay an annual  12b-1  distribution  fee of 0.75% of  average  net assets,  as well as an annual 12b-1  service fee of 0.25% of average net assets.
If you hold  your  Class B shares  for the  period  specified  below,  they will automatically convert to Class A shares, which have lower ongoing expenses.

If you sell Class B shares before the end of the specified period,  you will pay a deferred  sales charge.  We calculate the deferred sales charge by multiplying the lesser of the net asset  value of the Class B shares at the time of purchase or the net  asset  value  at the  time of sale by the  percentage  shown  in the following table:

                  Percentage (based on amount of
                 investment) by which the shares'
                  net asset value is multiplied:
             ------------------------------------------
             ---------- ---------- --------- ----------
               Less     $100,000   $250,000  $500,000
               than        to         to        to
             $100,000   $249,999   $499,999  $999,999
             --------   --------   --------  --------
If you
sell
shares
within:
1st year
since
purchase...     5%         3%         3%        2%
2nd year
since
purchase...     4%         2%         2%        1%
3rd year
since
purchase...     3%         2%         1%       None
4th year
since
purchase...     2%         1%        None      None
5th year
since
purchase...     2%        None       None      None
6th year
since
purchase...     1%        None       None      None
7th year
since
purchase...    None       None       None      None

If you are eligible for a complete  waiver of the sales charge on Class A shares because  you are  investing  $1 million or more,  you  should  purchase  Class A shares, which have lower ongoing expenses, instead of Class B shares.

Class B shares  automatically  convert  to Class A shares  after  the end of the sixth year if you purchase less than $100,000,  after the end of the fourth year if you purchase at least $100,000 but less than  $250,000,  after the end of the third year if you purchase at least  $250,000  but less than  $500,000 and after the end of the second year if you purchase $500,000 or more but less

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UBS Global Asset Management                                                   11

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than $1 million.  To qualify  for the lower  deferred  sales  charge and shorter conversion  schedule,  you  must  make  the  indicated  investment  as a  single purchase.

Regardless  of the  amount of the  investment,  Class B shares  of Family  Funds
("Family  Funds" include other UBS Funds,  UBS PACE Select funds and other funds for which UBS Global AM serves as principal  underwriter)  purchased or acquired prior to  November  5,  2001 and  exchanged  (including  exchanges  as part of a reorganization)  for shares of the Fund after  November  5, 2001  (collectively,
"Prior  Class B Shares")  are subject to a deferred  sales charge at the time of redemption at the following  percentages:  (i) 5%, if shares are sold within the first year since  purchase;  (ii) 4%, if shares are sold  within the second year since  purchase;  (iii) 3%, if  shares  are sold  within  the third  year  since purchase;  (iv) 2%, if shares  are sold  within  the  fourth or fifth year since purchase;  and (v) 1%, if shares are sold  within  the sixth  year of  purchase.
Prior  Class B Shares  held  longer than six years are not subject to a deferred sales  charge  and  automatically  convert  to Class A shares,  which have lower ongoing expenses.

We will not impose the  deferred  sales  charge on Class B shares  purchased  by reinvesting dividends or on withdrawals in any year of up to 12% of the value of your Class B shares under the Automatic Cash Withdrawal Plan.

To minimize your deferred sales charge, we will assume that you are selling:

o    First, Class B shares representing reinvested dividends, and

o    Second, Class B shares that you have owned the longest.

Class C Shares

Class C shares pay an annual  12b-1  distribution  fee of 0.75% of  average  net assets,  as well as an annual 12b-1  service fee of 0.25% of average net assets.
Class C shares do not  convert to another  class of shares.  This means that you will pay the 12b-1 fees for as long as you own your shares.

Class C shares also have a contingent deferred sales charge of 1.00%, applicable if you sell your  shares  within  one year of the date you  purchased  them.  We calculate  the deferred  sales charge on sales of Class C shares by  multiplying
1.00% by the lesser of the net asset  value of the Class C shares at the time of purchase or the net asset value at the time of sale.

Sales Charge Waivers for Class A, Class B and Class C Shares

Class A Front-end Sales Charge  Waivers.  Front-end sales charges will be waived if you buy Class A shares with proceeds from the following sources:

1.   Redemptions from any registered  mutual fund for which UBS Global AM or any of its affiliates serves as principal underwriter if you:

     o    Originally paid a front-end sales charge on the shares; and

     o    Reinvest the money within 60 days of the redemption date.

The Fund's front-end sales charge will also not apply to Class A purchases by or through:

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2.   Employees  of UBS AG and its  subsidiaries  and  members of the  employees'
     immediate families;  and members of the Board of  Directors/Trustees of any investment  company for which UBS Global AM or any of its affiliates serves as principal underwriter.

3.   Trust  companies  and bank trust  departments  investing on behalf of their clients if clients  pay the bank or trust  company an  asset-based  fee for trust or asset management services.

4.   Retirement  plans and  deferred  compensation  plans that have assets of at least $1 million or at least 25 eligible employees.

5.   Broker-dealers  and  other  financial  institutions  (including  registered investment  advisers  and  financial  planners)  that have  entered  into a selling agreement with UBS Global AM (or otherwise have an arrangement with a  broker-dealer  or other financial  institution  with respect to sales of fund shares),  on behalf of clients  participating  in a fund  supermarket, wrap  program,  or other  program in which  clients pay a fee for  advisory
     services,   executing   transactions  in  Fund  shares,  or  for  otherwise
     participating in the program.

6.   Employees of  broker-dealers  and other financial  institutions  (including registered  investment  advisers and financial  planners) that have entered into a  selling  agreement  with UBS  Global  AM (or  otherwise  having  an arrangement  with a  broker-dealer  or  other  financial  institution  with respect to sales of fund shares),  and their immediate  family members,  as allowed by the internal policies of their employer.

7.   Insurance company separate accounts.

8.   Shareholders  of the Class N shares of any UBS Fund who held such shares at the time they were redesignated as Class A shares.

9.   Reinvestment of capital gains distributions and dividends.

10.  College savings plans  organized under Section 529 of the Internal  Revenue
     Code (the "IRC").

11.  A UBS  Financial  Services  Inc.  Adviser who was  formerly  employed as an investment executive with a competing brokerage firm, and

     o    you were the Financial  Advisor's  client at the  competing  brokerage firm;

     o    within 90 days of buying shares in the Fund, you sell shares of one or more mutual funds that were principally  underwritten by the competing brokerage firm or its  affiliates,  and you either paid a sales charge to buy those  shares,  pay a  contingent  deferred  sales  charge when selling them or held those shares until the contingent  deferred sales charge was waived; and

     o    you  purchase an amount that does not exceed the total amount of money you received from the sale of the other mutual fund.

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Class A, Class B and Class C Shares  Contingent  Deferred Sales Charge  Waivers.
The contingent deferred sales charge will be waived for:

     o    Redemptions of Class A shares by former holders of Class N shares;

     o    Exchanges  between  funds  for  which  UBS  Global  AM or  one  of its affiliates  serves as principal  underwriter,  if purchasing  the same class of shares;

     o    Redemptions  following the death or disability of the  shareholder  or beneficial owner;

     o    Tax-free returns of excess contributions from employee benefit plans;

     o    Distributions from employee benefit plans, including those due to plan termination or plan transfer;

     o    Redemptions  made in  connection  with the Automatic  Cash  Withdrawal
          Plan, provided that such redemptions:

          --   are limited  annually to no more than 12% of the original account value;

          --   are made in equal  monthly  amounts,  not to exceed 1% per month;
               and

          --   the  minimum  account  value  at  the  time  the  Automatic  Cash
               Withdrawal Plan was initiated was no less than $5,000; and

          o    Redemptions of shares purchased through retirement plans.

Sales Charge Reductions for Class A Shares

Right of Accumulation

A purchaser of Class A shares may qualify for a reduction of the front-end sales charge on  purchases  of Class A shares by  combining  a current  purchase  with certain  other Class A, Class B and/or  Class C shares of Family  Funds  (please note  that any  Family  Fund  that is a money  market  fund  will not  count for purposes of the right of accumulation discount or for purposes of satisfying the terms of a Letter of Intent)  already  owned.  To determine if you qualify for a reduction of the front-end sales charge,  the amount of your current purchase is added to the current net asset value of your other Class A, Class B and/or Class
C shares, as well as those Class A, Class B and/or Class C shares of your spouse and  children  under the age of 21. If you are the sole owner of a company,  you may also add any company accounts,  including  retirement plan accounts invested in Class A, Class B and/or Class C shares of the Family  Funds.  Companies  with one or more retirement  plans may add together the total plan assets invested in
Class A, Class B and/or  Class C shares of the  Family  Funds to  determine  the front-end  sales charge that applies.  To qualify for the discount on a purchase through a financial  institution,  when each  purchase  is made the  investor or institution  must provide UBS Global AM with  sufficient  information  to verify that  the  purchase  qualifies  for the  privilege  or  discount.  The  right of accumulation may be amended or terminated by UBS Global

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UBS Global Asset Management                                                   14

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AM at any time as to purchases occurring thereafter.

Letter of Intent

Investors  may  also  obtain  reduced  sales  charges  for  Class A  shares  for investments of a particular amount by means of a written Letter of Intent, which expresses the  investor's  intention to invest that amount within a period of 13 months in shares of one or more Family  Funds.  Each  purchase of Class A shares under a Letter of Intent will be made at the public offering price applicable at the time of such  purchase to a single  transaction  of the total dollar  amount indicated in the Letter of Intent.  A Letter of Intent may include  purchases of
Class A, Class B and/or  Class C shares made not more than three months prior to the date that investor  signs a Letter of Intent and during the 13-month  period in which the Letter of Intent is in effect;  however, the 13-month period during which the  Letter of  Intent  is in effect  will  begin on the date on which the
Letter of Intent is signed.

Investors  do not receive  credit for shares  purchased by the  reinvestment  of distributions.  Investors  qualifying  for  a  right  of  accumulation  discount
(described above) may purchase shares under a single Letter of Intent.

The Letter of Intent is not a binding  obligation  upon the investor to purchase the full amount  indicated.  The minimum  initial  investment  under a Letter of
Intent is 5% of such amount,  and must be invested  immediately.  Class A shares purchased  with the  first 5% of such  amount  may be held in  escrow  to secure payment of the higher sales charge  applicable to the shares actually  purchased if the full amount  indicated is not purchased.  When the full amount  indicated
has been  purchased,  the escrow will be  released.  If an  investor  desires to redeem  escrowed  shares before the full amount has been  purchased,  the shares will be released only if the investor pays the sales charge that, without regard to the Letter of Intent, would apply to the total investment made to date.

Letter of Intent  forms may be  obtained  from UBS Global AM or from  investment professionals. Investors should read the Letter of Intent carefully.

Note on Sales Charge Waivers for Class A, Class B and Class C Shares

If you think you qualify for any of the sales charge  waivers  described  above, you will need to provide  documentation  to UBS Global AM or the Fund.  For more
information,   you  should  contact  your   investment   professional   or  call
1-800-647-1568.  If you want  information on the Automatic Cash Withdrawal Plan, see the SAI or contact your investment professional.

Class Y Shares

Shareholders  pay no  front-end  sales  charges on Class Y shares.  However,  as principal  underwriter of the Fund, UBS Global AM makes on-going payments out of its  own  resources,  in an  amount  up to 25% of the  net  management  fee,  to affiliated  and  unaffiliated  dealers that sell Class Y shares of the Fund. The net  management  fee is the  contractual  management fee less any management fee waivers.

The following are eligible to purchase Class Y shares:

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UBS Global Asset Management                                                   15

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o    Shareholders  of the Class I shares of any UBS Fund who held such shares as of the date the shares were redesignated Class Y shares;

o    Retirement  plans with 5,000 or more eligible  employees or $100 million or more in plan assets;

o    Retirement  plan   platforms/programs  that  include  Fund  shares  if  the
     platform/program covers plan assets of at least $100 million;

o    Trust companies and bank trust  departments  purchasing shares on behalf of their clients in a fiduciary capacity;

o    Banks,  registered  investment  advisors and other  financial  institutions purchasing fund shares for their clients as part of a  discretionary  asset allocation model portfolio;

o    College   savings  plans  organized  under  Section  529  of  the  IRC,  if
     shareholder   servicing   fees  are  paid   exclusively   outside   of  the
     participating funds;

o    Other investors as approved by the Fund's Board of Trustees;

o    Shareholders  who  invest a minimum  initial  amount of $10  million in the
     Fund. An institutional investor may aggregate its holdings with holdings of certain related institutional investors to meet the foregoing minimums; and

o    Foundations,  Endowments and Religious and other  charitable  organizations described in Section 501(c)(3) of the IRC.

Class Y shares do not pay  ongoing  12b-1  distribution  or  service  fees.  The ongoing expenses for Class Y shares are the lowest of all the classes.

Buying Shares

You can buy Fund shares through your investment  professional at a broker-dealer or other financial institution with which UBS Global AM has a dealer agreement.

If you wish to invest in other Family Funds, you can do so by:

o    Contacting  your  investment  professional  (if you  have an  account  at a financial  institution  that has entered into a dealer  agreement  with UBS
     Global AM);

o    Buying shares through the transfer agent as described below; or

o    Opening an account by exchanging shares from another Family Fund.

The Fund and UBS  Global AM  reserve  the right to  reject a  purchase  order or suspend the offering of shares.

Selected  securities  dealers or other  financial  institutions,  including  UBS
Financial Services Inc., may charge a processing fee to confirm a purchase.  UBS
Financial Services Inc. currently charges a fee of $5.25.

Through Financial Institutions/Professionals

As mentioned  above, the Fund has entered into one or more sales agreements with brokers,  dealers or other financial  intermediaries  ("Service Providers"),  as well as with financial institutions (banks and bank trust

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UBS Global Asset Management                                                   16

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departments)   (each  an  "Authorized   Dealer").   The  Authorized  Dealer,  or
intermediaries  designated by the Authorized Dealer (a  "Sub-designee"),  may in some cases be authorized to accept  purchase and  redemption  orders that are in
"good  form" on behalf of the Fund.  The Fund will be deemed to have  received a purchase or redemption order when the Authorized Dealer or Sub-designee receives the order in good form. Such orders will be priced at the Fund's net asset value next computed after such order is received in good form by the Authorized Dealer or Subdesignee.  These Authorized  Dealers may charge the investor a transaction fee or other fee for their  services at the time of  purchase.  These fees would not be otherwise  charged if you purchased  shares directly from the Fund. It is the  responsibility  of such  Authorized  Dealers or  Sub-designees  to promptly forward purchase orders with payments to the Fund.

UBS Global AM pays its  affiliate,  UBS Financial  Services  Inc., the following additional compensation in connection with the sale of Fund shares:

     o    0.05% of the  value  (at the time of sale) of all  shares  of the Fund sold through UBS Financial Services Inc.

     o    a monthly  retention  fee at the annual  rate of 0.10% of the value of shares  of the Fund  that are held in a UBS  Financial  Services  Inc.
          account at month-end.

The foregoing payments are made by UBS Global AM out of its own resources.

Minimum Investments:

Class A, Class B and Class C shares:

To open an account......................          $1,000
To add to an account....................            $100

The Fund may waive or reduce these amounts for:

o    Employees of UBS Global AM or its affiliates; or

o    Participants in certain pension plans,  retirement  accounts,  unaffiliated investment programs or the Fund's automatic investment plan.

Market Timers. The interests of the Fund's long-term shareholders and the Fund's ability to manage its  investments  may be  adversely  affected  when the Fund's shares  are  repeatedly  bought  and  sold  in  response  to  short-term  market fluctuations--also known as "market timing." Market timing may cause the Fund to have difficulty implementing long-term investment strategies,  because it cannot predict how much cash it will have to invest.  Market  timing also may force the
Fund to sell  portfolio  securities at  disadvantageous  times to raise the cash needed to buy a market  timer's Fund shares.  These  factors may hurt the Fund's performance  and its  shareholders.  UBS  Global  AM and the  Fund  will  reject purchase orders and exchanges into the Fund by any person, group or account that
UBS Global AM determines to be a market timer.

Selling Shares

You can sell  your Fund  shares  at any time.  If you own more than one class of shares, you should specify which class you want to sell. If you do not, the Fund will assume that you want to sell shares

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UBS Global Asset Management                                                   17

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in the following order: Class A, then Class C, then Class B and last, Class Y.

If you want to sell  shares  that you  purchased  recently,  the Fund may  delay payment until it verifies  that it has received  good payment.  If you hold your shares through a financial  institution,  you can sell shares by contacting your investment  professional,  or an  Authorized  Dealer or  Sub-designee,  for more information.  Important note: Each  institution or professional may have its own procedures  and  requirements  for selling  shares and may charge  fees.  If you purchased  shares  through  the  Fund's  transfer  agent,  you may sell  them as explained below.

If you sell Class A shares and then  repurchase  Class A shares of the same Fund within 365 days of the sale,  you can reinstate  your account  without  paying a sales charge.

The Fund  reserves  the right to pay  redemptions  "in kind"  (i.e.,  payment in securities rather than cash) if the investment you are redeeming is large enough to affect  the  Fund's  operations  (for  example,  if it  represents  more than
$250,000 or 1% of the Fund's assets).  In these cases, you might incur brokerage costs converting the securities to cash.

It costs the Fund money to maintain shareholder  accounts.  Therefore,  the Fund reserves the right to repurchase  all shares in any account that has a net asset value of less than $500.  If the Fund  elects to do this with your  account,  it will notify you that you can increase the amount invested to $500 or more within
60 days.  The Fund will not  repurchase  shares in accounts that fall below $500 solely because of a decrease in the Fund's net asset value.

To help the  government  fight the  funding of  terrorism  and money  laundering activities,  federal law requires all financial  institutions to obtain,  verify and record information that identifies each person who opens an account.  If you do not provide the information  requested,  the Fund may not be able to maintain your  account.  If the Fund is unable to verify your identity or that of another person(s)  authorized to act on your behalf,  the Fund and UBS Global AM reserve the  right to close  your  account  and/or  take  such  other  action  they deem reasonable  or  required by law.  Fund  shares  will be  redeemed  and valued in accordance with the net asset value next calculated after the  determination has been made to close the account.

Securities  dealers or other  financial  institutions,  including  UBS Financial
Services Inc., may charge a fee to process a redemption of shares. UBS Financial
Services Inc. currently charges a fee of $5.25.

Redemption Fee

If you sell or  exchange  Class A shares or sell Class Y shares of the Fund less than 90 days after you purchased  them, a redemption  fee of 1.00% of the amount sold or  exchanged  will be deducted at the time of the  transaction,  except as noted  below.  This amount  will be paid to the Fund,  not to the Advisor or UBS
Global AM. The  redemption fee is designed to offset the costs  associated  with fluctuations in Fund asset levels and cash flow caused by short-term shareholder trading. Shares held the longest will be redeemed first

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UBS Global Asset Management                                                   18

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for purposes of  calculating  the  redemption  fee. The  redemption fee will not apply to Class A or Class Y shares of the Fund that:

o    are held through  certain  omnibus  accounts,  including  retirement  plans qualified under Section 401 (k) of the IRC or plans administered as college savings programs under Section 529 of the IRC;

o    are sold or exchanged under automatic withdrawal plans;

o    are held through  certain  managed  account  programs with automatic  asset allocation rebalancing features; or

o    are sold due to death or disability of the shareholder.

Exchanging Shares

You may  exchange  Class A,  Class B or Class C shares of the Fund for shares of the same class of most other Family Funds. You may not exchange Class Y shares.

You will not pay either a front-end sales charge or a deferred sales charge when you  exchange  shares  but  shareholders  of  the  Fund  may be  subject  to the redemption fee as noted above. Also, you may have to pay a deferred sales charge if you later sell the shares you acquired in the  exchange.  A fund will use the date of your  original  share  purchase  to  determine  whether  you  must pay a deferred  sales  charge  when you sell the  shares of the fund  acquired  in the exchange.

Other Family Funds may have different minimum investment amounts. You may not be able to exchange your shares if the value of shares you exchange is not as large as the minimum investment amount in that other fund.

You may  exchange  shares of one fund for shares of another  fund only after the first purchase has settled and the first fund has received your payment.

If you hold your Fund shares through a financial  institution,  you may exchange your shares by placing an order with that  institution.  If you hold Fund shares through the Fund's  transfer  agent,  you may exchange  your shares as explained below.

The Fund may modify or terminate the exchange privilege at any time.

Transfer Agent

If you wish to invest in this Fund or any other of the Family Funds  through the
Fund's  transfer  agent,  PFPC Inc.,  you can obtain an  application  by calling
1-800-647-1568.  You must complete and sign the  application  and mail it, along with a check to the transfer agent.

You may also sell or  exchange  your  shares by writing  to the Fund's  transfer agent. Your letter must include:

o    Your name and address;

o    Your account number;

o    The  name of the fund  whose  shares  you are  selling,  and if  exchanging shares, the name of the fund whose shares you want to buy;

o    The dollar amount or number of shares you want to sell and/or exchange; and

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UBS Global Asset Management                                                   19

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o    A guarantee of each registered owner's signature. A signature guarantee may be obtained from a financial institution, broker, dealer or clearing agency that is a participant  in one of the medallion  programs  recognized by the
     Securities  Transfer Agents  Association.  These are:  Securities  Transfer
     Agents Medallion Program (STAMP),  Stock Exchanges Medallion Program (SEMP)
     and the New York Stock Exchange Medallion Signature Program (MSP). The Fund
     will not accept signature guarantees that are not part of these programs.

Applications  to purchase  shares (along with a check),  and letters  requesting redemptions  of shares or exchanges of shares  through the transfer agent should be mailed to:

     PFPC Inc.
     Attention:  UBS Mutual Funds
     760 Moore Road
     King of Prussia, PA 19406

You do not have to complete an application when you make additional  investments in the Fund.

Pricing and Valuation

The price at which you may buy, sell or exchange Fund shares is based on the net asset value per share.  The Fund calculates net asset value on days that the New
York Stock  Exchange  ("NYSE")  is open.  The Fund  calculates  net asset  value separately  for  each  class  as of the  close of  regular  trading  on the NYSE
(generally,  4:00 p.m.,  Eastern  time).  The NYSE normally is not open, and the
Fund does not price its shares, on most national holidays and on Good Friday.

Your price for buying, selling or exchanging shares of the Fund will be based on the net asset value  (adjusted for any  applicable  sales  charges) that is next calculated  after the Fund  receives  your order in good form. If you place your
order  through  a  financial  institution,   your  investment   professional  is
responsible for making sure that your order is promptly sent to the Fund.

The Fund calculates its net asset value based on the current market value of its portfolio securities. The Fund normally obtains market values for its securities from independent  pricing services that use reported last sales prices,  current market quotations or valuations from  computerized  "matrix" systems that derive values based on comparable  securities.  If a market value is not available from an independent pricing source for a particular security, that security is valued at a fair value  determined  by or under the  direction  of the Fund's  Board of
Trustees.  The Fund normally uses the amortized  cost method to value bonds that will mature in 60 days or less.

Judgment  plays a greater role in valuing  thinly traded  securities,  including
many  lower-rated  bonds,  because  there  is  less  reliable,   objective  data
available.

The Fund calculates the U.S. dollar value of investments that are denominated in foreign  currencies  daily,  based on current  exchange rates.  The Fund may own securities  including some  securities  that trade  primarily in foreign markets that trade on  weekends or other days on which the Fund does not  calculate  net asset value. As a result, the Fund's net asset value may change on days when you will not be able to buy and sell your Fund shares.

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UBS Global Asset Management                                                   20

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If the Fund concludes that a material change in the value of a foreign  security has  occurred  after the close of trading in its  principal  foreign  market but before  the close of regular  trading  on the NYSE,  the Fund may use fair value methods to reflect  those  changes.  This  policy is intended to assure that the
Fund's  net  asset  value  fairly  reflects  security  values  as of the time of pricing.

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UBS Global Asset Management                                                   21

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Management

Investment Advisor

UBS  Global  Asset  Management  (Americas)  Inc.  (the  "Advisor"),  a  Delaware
corporation  located  at One  North  Wacker  Drive,  Chicago,  IL  60606,  is an
investment advisor registered with the U.S. Securities and Exchange  Commission.
As of December 31, 2003, the Advisor had  approximately  $39.3 billion in assets under management.  The Advisor is an indirect, wholly owned subsidiary of UBS AG
("UBS")  and a member of the UBS Global  Asset  Management  Division,  which had approximately  $463 billion in assets under  management as of December 31, 2003.
UBS is an  internationally  diversified  organization  headquartered  in Zurich,
Switzerland, with operations in many areas of the financial services industry.

Portfolio Management

Investment  decisions for the Fund are made by an investment  management team at
the  Advisor.  No  member  of  the  investment   management  team  is  primarily
responsible for making recommendations for portfolio purchases.

Advisory Fees

The  investment  advisory fee  (expressed as a percentage of average net assets)
payable to the Advisor,  before fee waivers and/or expense reimbursements by the
Fund is presented in the table below.

The Advisor has contractually  agreed to waive its fees and/or reimburse certain expenses so that the total operating expenses (excluding 12b-1 fees) of the Fund do not exceed the amounts listed in the table below under "Total Expense Limit."
The contractual fee waiver and/or expense reimbursement agreement will remain in place for the Fund's fiscal year ending June 30, 2005.  Thereafter,  the expense limit for the Fund will be reviewed each year, at which time the continuation of the expense  limit will be  discussed  by the Advisor and the Board of Trustees.
The contractual fee waiver  agreement also provides that the Advisor is entitled to reimbursement of fees it waived and/or expenses it reimbursed for a period of three years following such fee waivers and expense reimbursements, provided that the  reimbursement by the Fund of the Advisor will not cause the total operating expense ratio to exceed the contractual  limit as then may be in effect for that
Fund.

Total
Expense
Limit                         Advisory Fee
-----------                   ------------
                  Assets under Management     Fee
1.10%             $0 - $500 million           0.85%
                  On the next $ 500 million   0.80%
                  - $1 billion
                  On the next $1billion -     0.75%
                  $1.5 billion
                  On the next $ 1.5 billion   0.725%
                  - $ 2 billion
                  Above $ 2 billion           0.70%

Administrator

UBS Global Asset Management (US) Inc. ("UBS Global AM"), located at 51 West 52nd
Street, New York, NY 10019-6114, is the administrator of the Fund.

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UBS Global Asset Management                                                   22

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UBS Global AM is an indirect  wholly owned asset  management  subsidiary of UBS.
The Fund pays UBS Global AM at the annual contract rate of 0.075% of its average daily net assets for administrative services.

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UBS Global Asset Management                                                   23

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Dividends and Taxes

Dividends and Distributions

Income  dividends are normally  declared,  and paid annually.  Capital gains, if any, are distributed  annually.  The amount of any distributions  will vary, and there is no guarantee the Fund will pay either income  dividends or capital gain distributions.  A portion  of  income  dividends  designated  by the Fund may be qualified  dividend income  eligible for taxation by individual  shareholders at long-term capital gains rates.

Classes with higher  expenses are expected to have lower income  dividends.  For example, Class B and Class C shares are expected to have the lowest dividends of the Fund's shares, while Class Y shares are expected to have the highest.

You will receive income  dividends and capital gain  distributions in additional shares  of the  same  class  of the  Fund  unless  you  notify  your  investment professional  or the Fund in  writing  that you elect to  receive  them in cash.
Clients who own Fund shares  through  certain wrap fee programs may not have the option of electing to receive  dividends  in cash.  Distribution  options may be
changed  at  any  time  by  requesting  a  change  in  writing.   Dividends  and
distributions  are  reinvested on the  reinvestment  date at the net asset value determined at the close of business on that date.

If you  invest  in the Fund  shortly  before  it makes a  distribution,  you may receive some of your investment back in the form of a taxable distribution.

Taxes

In general, if you are a taxable investor, Fund distributions are taxable to you as either  ordinary  income or capital gains.  This is true whether you reinvest your  distributions  in  additional  Fund  shares or receive  them in cash.  For federal income tax purposes,  Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term  capital gains no matter how long you have owned your shares.  Every  January,  you will  receive a statement  that shows the tax status of distributions you received for the previous year.

By law,  the Fund must  withhold a portion  of your  taxable  distributions  and redemption proceeds unless you:

o    provide your correct social security or taxpayer identification number,

o    certify that this number is correct,

o    certify that you are not subject to backup withholding, and

o    certify that you are a U.S. person (including a U.S. resident alien).

A Fund also must withhold if the IRS instructs it to do so.

When you sell your shares in the Fund,  you may realize a capital  gain or loss.
For tax  purposes,  an  exchange  of your Fund  shares for shares of a different
Family Fund is the same as a sale.

Fund distributions and gains from the sale of your Fund shares generally are

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UBS Global Asset Management                                                   24

UBS Dynamic Alpha Strategy Fund

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subject  to state  and  local  taxes.  Any  foreign  taxes  the Fund pays on its investments  may be passed  through  to you as a foreign  tax  credit.  Non-U.S.
investors may be subject to U.S.  withholding  or estate tax, and are subject to special U.S. tax certification requirements. You should consult your tax advisor about the federal,  state,  local or foreign tax consequences of your investment in the Fund.

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UBS Global Asset Management                                                   25

UBS Dynamic Alpha Strategy Fund

--------------------------------------------------------------------------------

Financial Highlights

No financial  information is presented for the Fund because it had not commenced operations as of the date of this prospectus.

--------------------------------------------------------------------------------
UBS Global Asset Management                                                   26

UBS Dynamic Alpha Strategy Fund

--------------------------------------------------------------------------------

If you want  more  information  about          [UBS GLOBAL ASSET MANAGEMENT LOGO]
the  Fund,  the following documents are
available free upon request:

Annual/Semi-Annual Reports
                                                            The UBS Funds
Additional information about the Fund's investments will
be available in the Fund's annual and semiannual reports         UBS Dynamic Alpha
to shareholders.  As of the date of this prospectus,             Strategy Fund
annual and semi-annual reports are not yet available
because the Fund has not commenced operations.              Prospectus

Statement of Additional Information (SAI)

The SAI provides more detailed information about the Fund
and is incorporated by reference into this prospectus.

You may discuss your questions about the Fund by
contacting your investment professional.  You may obtain
free copies of the Fund's annual and semiannual reports
and the SAI by contacting the Fund directly at
1-800-647-1568.

You may review and copy information about the Fund,
including shareholder reports and the SAI, at the Public
Reference Room of the Securities and Exchange Commission
in Washington, D.C.  You may obtain information about the
operations of the SEC's Public Reference Room by calling
the SEC at 1-202-942-8090.  You may get copies of reports
and other information about the Fund:

o    For a fee, by electronic request at  publicinfo@sec.gov
     or by  writing  the  SEC's  Public  Reference  Section,
     Washington, D.C. 20549-0102; or

o    Free from the  EDGAR  Database  on the  SEC's  Internet
     website at: http://www.sec.gov.

The UBS Funds
Investment Company Act File No. 811-6637

                                                            ___________, 2004

--------------------------------------------------------------------------------
UBS Global Asset Management                                                   27

                                            Subject to Completion, July 30, 2004

                                  The UBS Funds
                         UBS Dynamic Alpha Strategy Fund

                             One North Wacker Drive
                             Chicago, Illinois 60606

                       STATEMENT OF ADDITIONAL INFORMATION

                             dated ___________, 2004

The UBS Dynamic  Alpha  Strategy Fund (the "Fund") is a series of The UBS Funds, an open-end management investment company (the "Trust").

UBS Global Asset Management (Americas) Inc., an indirect wholly owned subsidiary of UBS AG ("UBS"),  serves as the  investment  advisor for the Fund.  UBS Global
Asset  Management  (US) Inc. ("UBS Global AM") serves as the  administrator  and underwriter  for the Fund.  UBS  Global AM is an  indirect  wholly  owned  asset management subsidiary of UBS.

This SAI is not a  prospectus  and should be read only in  conjunction  with the
Fund's current Prospectus,  dated _______, 2004. A copy of the Prospectus may be obtained by calling your  investment  professional  or by calling the Trust toll free at 1-800-647-1568.  The Prospectus contains more complete information about the Fund. You should read it carefully before investing.

The information in this SAI is not complete and may be changed. These securities may not be sold until the  registration  statement filed with the Securities and
Exchange  Commission  is  effective.  The  SAI is not an  offer  to  sell  these securities and is not  soliciting an offer to buy these  securities in any state where the offer or sale is not permitted.

   Investment Company Securities and Investments in Affiliated Investment

   Collateralized Mortgage Obligations ("CMOs") and Real Estate Mortgage

                                      -i-

REDUCED SALES CHARGES, ADDITIONAL PURCHASE, EXCHANGE AND

                                      -ii-

                       GENERAL INFORMATION ABOUT THE TRUST

The Trust currently offers shares of the following fifteen series,  representing separate portfolios of investments: UBS U.S. Bond Fund, UBS High Yield Fund, UBS
U.S. Large Cap Equity Fund, UBS U.S. Large Cap Value Equity Fund, UBS U.S. Large
Cap Growth Fund, UBS U.S. Small Cap Equity Fund, UBS U.S. Small Cap Growth Fund,
UBS U.S. Real Estate Equity Fund, UBS Global  Allocation Fund, UBS Global Equity
Fund, UBS Global Bond Fund, UBS International  Equity Fund, UBS Emerging Markets
Debt Fund, UBS Emerging Markets Equity Fund and UBS Dynamic Alpha Strategy Fund.
This SAI relates to the UBS Dynamic Alpha  Strategy Fund (the "Fund").  The Fund
currently offers four classes of shares: the Class A shares, the Class B shares, the Class C shares and the Class Y shares. Class A shares have a front-end sales charge,  a  contingent  deferred  sales  charge  ("CDSC")  in the first  year of ownership, and are subject to annual 12b-1 plan service fees of 0.25% of average daily net  assets of the  respective  Fund.  Class B shares  have a CDSC and are subject to annual 12b-1  distribution fees of 0.75% of average daily net assets, as well as annual 12b-1 plan service fees of 0.25% of average  daily net assets.
Class C shares have a CDSC and are subject to annual 12b-1  distribution fees of
0.75% of average daily net assets,  as well as annual 12b-1 plan service fees of
0.25% of average daily net assets.  Class Y shares, which are designed primarily for institutional investors, have no sales charges and are not subject to annual
12b-1  plan  expenses.  The Trust is a Delaware  statutory  trust  organized  on
December 1, 1993.

Diversification Status

The Fund is  classified  as  "non-diversified"  for  purposes of the  Investment
Company Act of 1940,  as amended (the  "Act"),  which means that the Fund is not limited by the Act with regard to the portion of its assets that may be invested in the  securities  of a  single  issuer.  To the  extent  that  the  Fund  as a non-diversified  fund makes  investments  in excess of 5% of its total assets in the securities of a particular issuer, its exposure to the risks associated with that issuer is increased.  Because the Fund as a non-diversified Fund may invest in a limited number of issuers,  the  performance  of particular  securities may adversely  affect the  performance  of the Fund or  subject  the Fund to greater price volatility than that experienced by diversified investment companies.

General Definitions

As used throughout this SAI, the following terms shall have the meanings listed:

"Act" shall mean the Investment Company Act of 1940, as amended.

"Administrator"  or "UBS Global AM" shall mean UBS Global Asset  Management (US)
Inc., which serves as the Fund's administrator.

"Advisor" shall mean UBS Global Asset  Management  (Americas) Inc., which serves as the Fund's investment advisor.

"Board" shall mean the Board of Trustees of the Trust.

"Code" shall mean the Internal Revenue Code of 1986, as amended.

                                      -1-

"Family  Funds"  shall mean the Fund and other funds for which UBS Global  Asset
Management (US) Inc. or any of its affiliates serves as principal underwriter.

"Fund" or "Series" shall mean the UBS Dynamic Alpha Strategy Fund.

"Moody's" shall mean Moody's Investors Service, Inc.

"SEC" shall mean the U.S. Securities and Exchange Commission.

"S&P" shall mean Standard & Poor's Ratings Group.

"Trust"  shall mean The UBS Funds,  an open-end  management  investment  company registered under the Act.

"Underwriter"  or "UBS Global AM" shall mean UBS Global  Asset  Management  (US)
Inc., which serves as the Fund's underwriter.

"1933 Act" shall mean the Securities Act of 1933, as amended.

                              INVESTMENT STRATEGIES

The following  discussion of investment  techniques and instruments  supplements and should be read in conjunction with the investment objective and policies set forth in the Fund's Prospectus. The investment practices described below, except for the  discussion of  percentage  limitations  with respect to portfolio  loan transactions and borrowing,  are not fundamental and may be changed by the Board without the approval of the shareholders.

Cash and Cash Equivalents

The Series may invest a portion  of its  assets in  short-term  debt  securities
(including   repurchase   agreements  and  reverse  repurchase   agreements)  of
corporations,  the U.S.  government and its agencies and  instrumentalities  and banks and finance companies, which may be denominated in any currency.

The  Series may also  invest a portion  of its assets in shares  issued by money market mutual funds. When unusual market conditions warrant, the Series may make substantial  temporary defensive investments in cash equivalents up to a maximum of 100% of its net  assets.  Cash  equivalent  holdings  may be in any  currency
(although such holdings may not constitute  "cash or cash  equivalents"  for tax diversification  purposes under the Code). When the Series invests for defensive purposes, it may affect the attainment of the Series' investment objective.

Under the terms of an  exemptive  order issued by the SEC, the Series may invest cash  (i) held for  temporary  defensive  purposes;  (ii) not  invested  pending investment  in  securities;  (iii) that is set aside to cover an  obligation  or commitment of the Series to purchase securities or other assets at a later date;
(iv) to be invested on a strategic management basis (i-iv are herein referred to as "Uninvested Cash"); and (v) collateral that it receives from the borrowers of its  portfolio  securities  in connection  with the Series'  securities  lending program,  in a series of shares of UBS Supplementary  Trust (the  "Supplementary
Trust Series"). UBS Supplementary Trust is a private

                                      -2-

investment  pool which has retained the Advisor to manage its  investments.  The
Trustees of the Trust also serve as Trustees of the UBS Supplementary Trust. The
Supplementary  Trust  Series  invests in U.S.  dollar  denominated  money market instruments  having a  dollar-weighted  average maturity of 90 days or less, and operates in accordance  with Rule 2a-7 under the Act. The Series'  investment of
Uninvested Cash in shares of the Supplementary  Trust Series will not exceed 25%
of the Series'  total assets.  In the event that the Advisor  waives 100% of its investment advisory fee with respect to the Series, as calculated monthly,  then the Series  will be unable to invest in the  Supplementary  Trust  Series  until additional investment advisory fees are owed by the Series.

Repurchase Agreements

When the Series enters into a repurchase agreement, it purchases securities from a bank or broker-dealer which simultaneously agrees to repurchase the securities at a mutually agreed upon time and price,  thereby  determining the yield during the term of the agreement.  As a result, a repurchase agreement provides a fixed rate of  return  insulated  from  market  fluctuations  during  the  term of the agreement.  The term of a  repurchase  agreement  generally  is short,  possibly overnight or for a few days,  although it may extend over a number of months (up to one year) from the date of delivery.  Repurchase  agreements  are  considered under the Act to be collateralized  loans by the Series to the seller secured by the securities  transferred to the Series.  Repurchase  agreements will be fully collateralized and the collateral will be marked-to-market daily. The Series may not enter into a repurchase  agreement  having more than seven days remaining to maturity  if, as a result,  such  agreement,  together  with any other  illiquid securities  held by the Series,  would exceed 15% of the value of the net assets of the Series.

Repurchase  agreements are  securities  for purposes of the tax  diversification requirements  that  must be met  for  pass-through  treatment  under  the  Code.
Accordingly,  the Series will limit the value of its  repurchase  agreements  on each of the quarterly  testing dates to ensure  compliance  with Subchapter M of the Code.

Reverse Repurchase Agreements

Reverse  repurchase  agreements  involve  sales of portfolio  securities  of the
Series to member  banks of the  Federal  Reserve  System or  securities  dealers
believed  creditworthy,   concurrently  with  an  agreement  by  the  Series  to
repurchase  the  same  securities  at a later  date at a fixed  price  which  is generally  equal to the original sales price plus  interest.  The Series retains record ownership and the right to receive interest and principal payments on the portfolio  securities  involved.  In  connection  with each  reverse  repurchase transaction,  the Series will  direct its  custodian  bank to place  cash,  U.S.
government  securities,  equity securities and/or investment and  non-investment grade debt  securities in a segregated  account of the Series in an amount equal to the repurchase  price. Any assets designated as segregated by the Series with respect to any reverse repurchase agreements,  when-issued securities,  options, futures,  forward  contracts or other derivative  transactions  shall be liquid,
unencumbered  and   marked-to-market   daily  (any  such  assets  designated  as
segregated  are  referred  to in this  SAI as  "Segregated  Assets"),  and  such
Segregated Assets shall be maintained in accordance with pertinent  positions of the SEC.

                                      -3-

A reverse  repurchase  agreement  involves the risk that the market value of the securities  retained by a Series may decline  below the price of the  securities the Series has sold but is obligated to repurchase  under the agreement.  In the event the buyer of securities  under a reverse  repurchase  agreement  files for bankruptcy  or  becomes  insolvent,  the  Series'  use  of the  proceeds  of the agreement may be restricted  pending a determination  by the other party, or its trustee or receiver, whether to enforce the Series' obligation to repurchase the securities.  Reverse  repurchase  agreements  are  considered  borrowings by the
Series and as such, are subject to the same investment limitations.

Borrowing

The Series may borrow money as a temporary measure for extraordinary purposes or to  facilitate  redemptions.  The Series may also  borrow  money for  investment purposes.  The Series will not borrow money in excess of 33 1/3% of the value of its total assets. Any borrowing will be done from a bank with the required asset coverage of at least 300%.  In the event that such asset  coverage  shall at any time fall below  300%,  the Series  shall,  within  three days  thereafter  (not including  Sundays or holidays),  or such longer period as the SEC may prescribe by rules and regulations,  reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%.

When the Series borrows money for investment purposes,  it is engaging in a form of  leverage,  which  increases  investment  risk  while  increasing  investment opportunity.  The money borrowed for such leveraging purposes will be subject to interest  costs  which  may  or may  not be  recovered  by  appreciation  of the securities purchased and may exceed the income from the securities purchased.

Loans of Portfolio Securities

The  Series  may lend  portfolio  securities  to  qualified  broker-dealers  and financial  institutions pursuant to agreements provided: (1) the loan is secured continuously by collateral marked-to-market daily and maintained in an amount at least equal to the current market value of the securities loaned; (2) the Series may call the loan at any time and receive the securities  loaned; (3) the Series will receive any interest or dividends  paid on the loaned  securities;  and (4)
the aggregate  market value of securities  loaned will not at any time exceed 33
1/3% of the total assets of the Series.

Collateral  will consist of U.S. and non-U.S.  securities,  cash  equivalents or irrevocable  letters  of  credit.  Loans of  securities  involve a risk that the borrower  may fail to return the  securities  or may fail to maintain the proper amount of collateral. Therefore, the Series will only enter into portfolio loans after a review of all pertinent  factors by the Advisor under the supervision of the Board,  including the  creditworthiness of the borrower and then only if the
consideration   to  be  received   from  such  loans  would  justify  the  risk.
Creditworthiness will be monitored on an ongoing basis by the Advisor.

                                      -4-

Swaps

The Series may engage in swaps,  including  but not  limited to  interest  rate, currency  and index  swaps and the  purchase  or sale of related  caps,  floors, collars and other derivative instruments. The Series expects to enter into these transactions  to  preserve  a return  or spread on a  particular  investment  or portion of the  portfolio's  duration,  to protect  against any  increase in the price of  securities  the Series  anticipates  purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

Interest  rate swaps  involve the exchange by the Series with  another  party of their  respective  commitments to receive or pay interest  (e.g., an exchange of fixed rate  payments  for  floating  rate  payments)  with respect to a notional amount of  principal.  Currency  swaps  involve the  exchange of cash flows on a notional amount based on changes in the values of referenced currencies.

The purchase of a cap entitles the  purchaser to receive  payments on a notional principal  amount from the party  selling the cap to the extent that a specified index  exceeds a  predetermined  interest  rate or amount.  The  purchase  of an interest  rate floor  entitles the  purchaser to receive  payments on a notional principal amount from the party selling the floor to the extent that a specified index  falls  below a  predetermined  interest  rate or  amount.  A collar  is a combination  of a cap  and a  floor  that  preserves  a  certain  return  with a predetermined range of interest rates or values.

The use of swaps involves  investment  techniques and risks different from those associated  with ordinary  portfolio  security  transactions.  If the Advisor is incorrect in its forecast of market values,  interest rates and other applicable factors, the investment performance of the Series will be less favorable than it would  have  been if this  investment  technique  was never  used.  Swaps do not involve the delivery of securities or other underlying assets or principal,  and are subject to  counterparty  risk.  If the other party to a swap  defaults  and fails to consummate  the  transaction,  the Series' risk of loss consists of the net amount of interest  payments  that the Series is  contractually  entitled to receive.  Under Internal Revenue Service rules, any lump sum payment received or due under the notional principal contract must be amortized over the life of the contract using the appropriate  methodology  prescribed by the Internal  Revenue
Service.

The equity swaps in which the Series intends to invest involve agreements with a counterparty.  The return to the Series on any equity swap  contract will be the total  return on the notional  amount of the contract as if it were  invested in the stocks  comprising the contract index in exchange for an interest  component based on the notional  amount of the agreement.  The Series will only enter into an equity swap contract on a net basis,  i.e., the two parties'  obligations are netted out, with the Series  paying or  receiving,  as the case may be, only the net amount of the payments.  Payments  under an equity swap contract may be made at the conclusion of the contract or periodically during its term.

If there is a default by the counterparty to a swap contract, the Series will be limited  to  contractual  remedies  pursuant  to the  agreements  related to the transaction.  There is no assurance  that a swap contract  counterparty  will be able to meet its  obligations  pursuant to a swap contract or that, in the event of a default,  the Series will  succeed in pursuing  contractual  remedies.  The
Series  thus  assumes  the risk  that it may be  delayed  in or  prevented  from obtaining payments

                                      -5-

owed to it pursuant to a swap contract.  However, the amount at risk is only the net unrealized  gain, if any, on the swap, not the entire notional  amount.  The
Advisor  will  closely  monitor,  subject to the  oversight  of the  Board,  the creditworthiness of swap counterparties in order to minimize the risk of swaps.

The Advisor and the Trust do not believe that the Series' obligations under swap contracts are senior securities and, accordingly, the Series will not treat them as being subject to its borrowing or senior  securities  restrictions.  However, the net  amount of the  excess,  if any,  of the  Series'  obligations  over its entitlements with respect to each swap contract will be accrued on a daily basis and an amount of  Segregated  Assets  having an aggregate  market value at least equal to the accrued excess will be segregated in accordance with SEC positions.
To the extent that the Series cannot dispose of a swap in the ordinary course of business  within seven days at  approximately  the value at which the Series has valued the swap,  the Series will treat the swap as illiquid  and subject to its overall limit on illiquid investments of 15% of the Series' net assets.

Futures

The Series may enter into contracts for the purchase or sale for future delivery of securities, indices and foreign currencies.

A purchase of a futures contract means the acquisition of a contractual right to obtain  delivery to the Series of the securities or foreign  currency called for by the contract at a specified  price during a specified  future  month.  When a futures contract is sold, the Series incurs a contractual  obligation to deliver the securities or foreign currency  underlying the contract at a specified price on a specified date during a specified future month.

When the  Series  enters  into a futures  transaction,  it must  deliver  to the futures  commission  merchant  selected  by the Series an amount  referred to as
"initial margin." This amount is maintained by the futures  commission  merchant in a segregated account at the custodian bank. Thereafter,  a "variation margin"
may be paid by the  Series  to, or drawn by the  Series  from,  such  account in accordance  with controls set for such  accounts,  depending upon changes in the price of the underlying  securities subject to the futures contract.  The Series may also effect futures  transactions  through futures commission  merchants who are  affiliated  with the Advisor or the Series in  accordance  with  procedures adopted by the Board.

The Series will enter into futures  transactions  on domestic  exchanges and, to the extent such transactions have been approved by the Commodity Futures Trading
Commission for sale to customers in the United States, on foreign exchanges.  In addition, the Series may sell stock index futures in anticipation of or during a market  decline to attempt to offset the  decrease in market value of its common stocks that might otherwise result;  and it may purchase such contracts in order to offset  increases  in the cost of common  stocks that it intends to purchase.
Unlike other futures contracts, a stock index futures contract specifies that no delivery  of the actual  stocks  making up the index will take  place.  Instead, settlement in cash must occur upon the termination of the contract.

While  futures  contracts  provide for the  delivery of  securities,  deliveries usually do not occur.  Contracts  are  generally  terminated  by  entering  into offsetting transactions.

                                      -6-

The Series may enter into  futures  contracts  to protect  against  the  adverse affects of fluctuations in security  prices,  interest or foreign exchange rates without  actually  buying or selling the  securities  or foreign  currency.  For example, if interest rates are expected to increase, the Series might enter into futures  contracts for the sale of debt securities.  Such a sale would have much the same effect as selling an equivalent  value of the debt securities  owned by the Series. If interest rates did increase,  the value of the debt securities in the  portfolio  would  decline,  but the value of the futures  contracts  to the
Series would increase at  approximately  the same rate,  thereby keeping the net asset value of the Series from  declining  as much as it  otherwise  would have.
Similarly,  when  it is  expected  that  interest  rates  may  decline,  futures contracts may be purchased to hedge in anticipation  of subsequent  purchases of securities  at higher  prices.  Since the  fluctuations  in the value of futures contracts should be similar to those of debt  securities,  the Series could take advantage of the anticipated  rise in value of debt securities  without actually buying them until the market had stabilized. At that time, the futures contracts could be  liquidated  and the Series could then buy debt  securities on the cash market.  The Series may also enter into  futures  contracts as a low cost method for gaining or reducing  exposure to a particular  currency or securities market without directly investing in that currency or those securities.

To the extent that market prices move in an unexpected direction, the Series may not achieve the anticipated benefits of futures contracts or may realize a loss.
For example,  if the Series is hedged against the  possibility of an increase in interest rates which would adversely  affect the price of securities held in its portfolio and interest rates decrease instead, the Series would lose part or all of the  benefit  of the  increased  value  which it has  because  it would  have offsetting losses in its futures position. In addition,  in such situations,  if the Series had insufficient cash, it may be required to sell securities from its portfolio to meet daily variation margin requirements.  Such sales of securities may, but will not  necessarily,  be at increased prices which reflect the rising market.  The Series may be required to sell  securities at a time when it may be disadvantageous to do so.

Options

The  Series  may  purchase  and write  call or put  options  on  foreign or U.S.
securities and indices and enter into related closing  transactions.  The Series may also  purchase  exchange-listed  call options on particular  market  segment indices to achieve temporary exposure to a specific industry.

The Series may invest in options  that are either  listed on U.S. or  recognized foreign exchanges or traded  over-the-counter.  Certain over-the-counter options may be illiquid.  Thus,  it may not be possible to close  options  positions and this may have an adverse impact on the Series' ability to effectively  hedge its securities.  The  Series  has  been  notified  by  the  SEC  that  it  considers over-the-counter  options to be  illiquid.  Accordingly,  the  Series  will only invest  in  such  options  to the  extent  consistent  with  its  15%  limit  on investments in illiquid securities.

Purchasing Call  Options--The  Series may purchase call options on securities to the extent that premiums  paid by the Series do not  aggregate  more than 20% of the Series' total assets. When the Series purchases a call option, in return for a premium paid by the Series to the writer of the option, the Series obtains the right to buy the security underlying the option at a specified exercise price at any time  during  the term of the  option.  The writer of the call  option,  who

                                      -7-

receives the premium upon writing the option, has the obligation,  upon exercise of the  option,  to  deliver  the  underlying  security  against  payment of the exercise price.  The advantage of purchasing call options is that the Series may
alter  portfolio   characteristics  and  modify  portfolio   maturities  without
incurring the cost associated with transactions.

The Series may, following the purchase of a call option,  liquidate its position by  effecting a closing sale  transaction.  This is  accomplished  by selling an option of the same series as the option  previously  purchased.  The Series will realize a profit from a closing sale  transaction  if the price  received on the transaction  is more than the premium paid to purchase the original call option;
the Series  will  realize a loss from a closing  sale  transaction  if the price received  on the  transaction  is less than the  premium  paid to  purchase  the original call option.

Although the Series will  generally  purchase  only those call options for which there appears to be an active  secondary  market,  there is no assurance  that a liquid secondary market on an exchange will exist for any particular  option, or at any particular  time, and for some options no secondary market on an exchange may exist. In such event, it may not be possible to effect closing  transactions in  particular  options,  with the result that the Series would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of such  options and upon the  subsequent  disposition  of the underlying  securities  acquired through the exercise of such options.  Further, unless the price of the underlying security changes sufficiently,  a call option purchased  by the Series may expire  without any value to the  Series,  in which event the Series would  realize a capital loss which will be  short-term  unless the option was held for more than one year.

Call  Writing--The  Series  may  write  call  options  from time to time on such portions  of  its  portfolio,  without  limit,  as  the  Advisor  determines  is appropriate  in  seeking  to  achieve  the  Series'  investment  objective.  The advantage to the Series of writing  calls is that the Series  receives a premium which is additional income.  However, if the security rises in value, the Series may not fully participate in the market appreciation.

During  the option  period for a call  option,  the  writer may be  assigned  an exercise  notice by the  broker-dealer  through  whom such call option was sold, requiring the writer to deliver the underlying  security  against payment of the exercise price.  This obligation is terminated upon the expiration of the option or upon entering a closing purchase transaction. A closing purchase transaction, in which the  Series,  as writer of an  option,  terminates  its  obligation  by purchasing an option of the same series as the option previously written, cannot be effected  once the option  writer has  received  an exercise  notice for such option.

Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the  underlying  security or to enable the Series to write another call option on the underlying  security with either a different exercise price or expiration date or both. The Series may realize a net gain or loss from a closing  purchase  transaction  depending  upon  whether the net amount of the original  premium  received  on the call option is more or less than the cost of effecting  the  closing  purchase  transaction.  Any loss  incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying  security.  Such a loss may also be wholly or partially offset by unrealized

                                      -8-

appreciation in the market value of the underlying security.  Conversely, a gain resulting  from a closing  purchase  transaction  could be offset in whole or in part by a decline in the market value of the underlying security.

If a call  option  expires  unexercised,  the Series will  realize a  short-term capital  gain in the amount of the  premium on the  option  less the  commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period. If a call option is exercised, the Series will realize a gain or loss from the sale of the underlying  security equal to the  difference  between the cost of the  underlying  security  and the proceeds  of the sale of the  security  plus the  amount of the  premium  on the option less the commission paid.

The Series will  generally  write call options on a covered basis. A call option written by a Series is  "covered"  if the Series  owns the  underlying  security covered by the call or has an  absolute  and  immediate  right to  acquire  that
security  without   additional  cash   consideration  (or  for  additional  cash
consideration  held in a  segregated  account  by the  Series'  custodian)  upon conversion or exchange of other  securities held by the Series. A call option is also deemed to be covered if the Series holds a call on the same security and in the same principal amount as the call written and the exercise price of the call held (i) is equal to or less than the exercise price of the call written or (ii)
is greater than the  exercise  price of the call  written if the  difference  is maintained by the Series in Segregated  Assets in a segregated  account with its custodian.

From time to time,  the Series  will write a call  option that is not covered as indicated  above but where the Series will maintain,  with its custodian for the term of the option,  Segregated  Assets in a segregated  account  having a value equal to the fluctuating market value of the optioned  securities or currencies.
While such an option would be "covered"  with  sufficient  collateral to satisfy
SEC  prohibitions  on issuing  senior  securities,  this type of strategy  would expose  the  funds to the  risks of  writing  uncovered  options.  When  writing uncovered call options,  the Series is subject to the risk of having to purchase the  security  or  currency  subject  to the option at a price  higher  than the exercise  price of the  option.  As the  price of a  security  could  appreciate substantially, the Series' loss could be significant.

Purchasing Put  Options--The  Series may only purchase put options to the extent that the premiums on all  outstanding put options do not exceed 20% of a Series'
total assets.  The Series will, at all times during which it holds a put option, own the  security  covered by such  option.  With  regard to the  writing of put options, the Series will limit the aggregate value of the obligations underlying such put options to 50% of its total assets.

A put  option  purchased  by the  Series  gives it the  right to sell one of its securities  for an agreed  price up to an agreed  date.  The  Series  intends to purchase  put options in order to protect  against a decline in the market value of the  underlying  security  below the exercise price less the premium paid for the option  ("protective  puts"). The ability to purchase put options will allow the Series to  protect  unrealized  gains in an  appreciated  security  in their portfolios without actually selling the security.  If the security does not drop in value,  the Series  will lose the value of the premium  paid.  The Series may sell a put option  which it has  previously  purchased  prior to the sale of the securities  underlying such option.  Such sale will result in a net gain or loss depending  on whether  the amount  received on the sale is more or less than the premium and other transaction costs paid on the put option which is sold.

                                      -9-

The Series may sell a put option purchased on individual  portfolio  securities.
Additionally,  the Series may enter into  closing sale  transactions.  A closing sale  transaction  is one in  which  the  Series,  when it is the  holder  of an outstanding  option,  liquidates  its  position by selling an option of the same series as the option previously purchased.

Writing Put  Options--The  Series may also write put options on a secured  basis which  means that the Series  will  maintain in a  segregated  account  with its custodian Segregated Assets in an amount not less than the exercise price of the option at all times during the option  period.  The amount of Segregated  Assets held in the  segregated  account  will be  adjusted  on a daily basis to reflect changes in the market value of the securities  covered by the put option written by the Series.  Secured put options will  generally be written in  circumstances where the Advisor  wishes to purchase  the  underlying  security for the Series'
portfolio  at a price lower than the current  market price of the  security.  In such event,  the Series  would  write a secured put option at an exercise  price which,  reduced by the premium received on the option,  reflects the lower price it is willing to pay.

Following  the writing of a put  option,  the Series may wish to  terminate  the obligation  to buy the  security  underlying  the option by  effecting a closing purchase  transaction.  This is  accomplished  by  buying  an option of the same series as the option previously  written.  The Series may not,  however,  effect such a closing  transaction  after it has been  notified of the  exercise of the option.

Index Options

The Series may purchase  exchange-listed  call options on stock and fixed income indices and sell such options in closing sale transactions for hedging purposes.
The Series also may purchase  call options on indices  primarily as a substitute for taking  positions in certain  securities or particular  market segment.  The
Fund may also purchase call options on an index to protect against  increases in the price of securities  underlying that index that the Fund intends to purchase pending its ability to invest in such securities.

In  addition,  the Series may  purchase  put  options on stock and fixed  income indices  and sell such  options in  closing  sale  transactions.  The Series may purchase  put  options on broad  market  indices  in order to protect  its fully invested portfolio from a general market decline. Put options on market segments may be bought to protect the Series from a decline in value of heavily  weighted industries  in the  Series'  portfolio.  Put  options on stock and fixed  income indices  may also be used to protect the  Series'  investments  in the case of a major redemption.

The Series may also write  (sell) put and call options on stock and fixed income indices. While the option is open, the Series will maintain a segregated account with its custodian in an amount equal to the market value of the option.

Options on indices  are similar to regular  options  except that an option on an index gives the holder the right, upon exercise, to receive an amount of cash if the  closing  level of the index upon which the option is based is greater  than
(in the case of a call) or lesser than (in the case of a put) the exercise price of the  option.  This  amount  of cash is equal to the  difference  between  the closing  price of the index and the  exercise  price of the option  expressed in dollars times a

                                      -10-

specified multiple (the  "multiplier").  The indices on which options are traded include both U.S. and non-U.S. markets.

Special Risks of Options on Indices

The  Series'  purchases  of  options  on  indices  will  subject it to the risks described below.

Because the value of an index option  depends upon movements in the level of the index  rather than the price of a particular  security,  whether the Series will realize  gain or loss on the  purchase  of an  option on an index  depends  upon movements  in the level of prices in the market  generally  or in an industry or market  segment  rather than  movements in the price of a  particular  security.
Accordingly,  successful  use by the  Series of options on indices is subject to the  Advisor's  ability to predict  correctly  the direction of movements in the market generally or in a particular industry. This requires different skills and techniques than predicting changes in the prices of individual securities.

Index prices may be distorted if trading of a  substantial  number of securities included  in the index is  interrupted  causing  the  trading of options on that index to be halted. If a trading halt occurred,  the Series would not be able to close out options  which it had purchased and the Series may incur losses if the underlying  index moved  adversely  before  trading  resumed.  If a trading halt occurred  and  restrictions  prohibiting  the  exercise of options  were imposed through  the close of trading on the last day before  expiration,  exercises  on that day would be  settled  on the basis of a closing  index  value that may not reflect  current price  information  for  securities  representing a substantial portion of the value of the index.

If a Series holds an index option and exercises it before final determination of the  closing  index  value for that day,  it runs the risk that the level of the underlying  index  may  change  before  closing.  If such a  change  causes  the exercised option to fall  `out-of-the-money,' the Series will be required to pay the  difference  between the closing  index value and the exercise  price of the option (times the applicable  multiplier) to the assigned  writer.  Although the
Series may be able to minimize this risk by  withholding  exercise  instructions until just before the daily cutoff time or by selling rather than exercising the option  when the  index  level is close  to the  exercise  price,  it may not be possible to  eliminate  this risk  entirely  because the cutoff  times for index options may be earlier than those fixed for other types of options and may occur before definitive closing index values are announced.

Rule 144A and Illiquid Securities

The  Series may invest in  securities  that are exempt  under Rule 144A from the registration requirements of the 1933 Act. Those securities purchased under Rule
144A are traded among qualified institutional investors.

The Board has  instructed  the  Advisor to  consider  the  following  factors in determining  the  liquidity  of a security  purchased  under Rule 144A:  (i) the security can be sold within seven days at approximately the same amount at which it is valued by the Series; (ii) there is reasonable assurance that the security will remain  marketable  throughout  the period it is expected to be held by the
Series,  taking into account the actual  frequency of trades and  quotations for the security  (expected  frequency in the case of initial  offerings);  (iii) at least two dealers make a market in

the  security;  (iv) there are at least three sources from which a price for the security is readily available; (v) settlement is made in a "regular way" for the type of  security  at  issue;  and (vi) for Rule 144A  securities  that are also exempt from registration under Section 3(c)(7) of the Act, there is a sufficient market of "qualified  purchasers" (as defined in the Act) to assure that it will remain marketable throughout the period it is expected to be held by the Series.
Although having delegated the day-to-day  functions,  the Board will continue to monitor and periodically review the Advisor's selection of Rule 144A securities, as well as the  Advisor's  determinations  as to their  liquidity.  Investing in securities  under Rule 144A could have the effect of increasing the level of the
Series'  illiquidity to the extent that qualified  institutional  buyers become, for a time, uninterested in purchasing these securities. After the purchase of a security  under Rule 144A,  however,  the Board and the Advisor will continue to monitor the  liquidity  of that  security to ensure that that Series has no more than 15% of its net assets in illiquid securities.

The Series will limit  investments  in securities of issuers which the Series is restricted from selling to the public without registration under the 1933 Act to no more than 15% of the  Series'  net assets,  excluding  restricted  securities eligible for resale pursuant to Rule 144A that have been determined to be liquid pursuant to a policy and procedures  adopted by the Trust's Board which includes continuing oversight by the Board.

If the Advisor  determines  that a security  purchased  in reliance on Rule 144A which was  previously  determined  to be liquid,  is no longer  liquid and, as a result, the Series' holdings of illiquid securities exceed the Series' 15% limit on investment in such  securities,  the Advisor will determine what action shall be taken to ensure  that the  Series  continues  to  adhere to such  limitation, including  disposing  of  illiquid  assets  which  may  include  such  Rule 144A securities.

Investment Company Securities and Investments in Affiliated Investment Companies

Subject  to the  provisions  of any  exemptive  orders  issued  by the  SEC  (as described in the following paragraphs), securities of other investment companies may be acquired by the Series to the extent that such  purchases are  consistent with the Series' investment  objectives and restrictions and are permitted under the Act. The Act requires  that, as determined  immediately  after a purchase is made,  (i) not more than 5% of the value of the  Series'  total  assets  will be invested in the securities of any one investment company, (ii) not more than 10%
of the value of the Series'  total  assets will be  invested  in  securities  of investment  companies  as a group and (iii) not more than 3% of the  outstanding voting stock of any one investment company will be owned by the Series.  Certain exceptions  to  these  limitations  may  apply.  As  a  shareholder  of  another investment company,  the Series would bear, along with other  shareholders,  its pro rata portion of the other investment company's expenses,  including advisory fees.  These expenses would be in addition to the expenses that the Series would bear in connection with its own operations.

The  Series  may  invest in  securities  issued by other  registered  investment companies  advised by the Advisor  pursuant to exemptive  relief  granted by the
SEC.  The Series will invest in  corresponding  portfolios  of UBS  Relationship
Funds to the extent that the Advisor determines that such investments are a more efficient means for the Series to gain exposure to the asset classes referred to below  than by the Series  investing  directly  in  individual  securities.  For example,  to gain  exposure  to equity and fixed  income  securities  of issuers located in emerging market countries,  the Series may invest that portion of its assets allocated to emerging market

                                      -12-

investments  in the UBS Emerging  Markets Equity  Relationship  Fund and the UBS
Emerging  Markets  Debt  Relationship  Fund.  In lieu of  investing  directly in certain high yield,  higher risk securities,  the Series may invest a portion of its assets in the UBS High Yield Relationship Fund. The Series may also invest a portion of its assets in the UBS U.S. Small Cap Equity Relationship Fund in lieu of investing  directly in equity  securities issued by companies with relatively
small   overall   market   capitalizations.   In  order  to  gain   exposure  to
mortgage-backed  securities,  the Series may invest in the UBS U.S.  Securitized
Mortgage Relationship Fund.

In addition to the portfolios of UBS  Relationship  Funds described  above,  the
Series may invest in other  portfolios  of the UBS  Relationship  Funds or other affiliated  investment companies to the extent permitted by the exemptive relief granted by the SEC. Each portfolio of UBS Relationship Funds in which the Series may invest is permitted to invest in the same  securities of a particular  asset class in which the Series is  permitted  to invest  directly,  and with  similar risks.  Pursuant to undertakings with the SEC, the Series will not be subject to the imposition of double management or  administration  fees with respect to its investments in portfolios of UBS Relationship Funds.

Issuer Location

The Advisor  considers a number of factors to determine whether an investment is tied to a particular  country,  including  whether:  the investment is issued or guaranteed  by a  particular  government  or  any  of  its  agencies,  political subdivisions,  or  instrumentalities;  the  investment  has its primary  trading market in a  particular  country;  the  issuer is  organized  under the laws of, derives at least 50% of its revenues  from, or has at least 50% of its assets in a particular country; the investment is included in an index representative of a particular  country or region;  and the  investment  is exposed to the  economic fortunes and risks of a particular country.

Equity Securities

The Series may invest in a broad range of equity securities of U.S. and non-U.S.
issuers,   including  common  stocks  of  companies  or  closed-end   investment
companies,  preferred stocks,  debt securities  convertible into or exchangeable for common  stock,  securities  such as warrants or rights that are  convertible into common stock and  sponsored or  unsponsored  American,  European and Global
depositary  receipts  ("Depositary   Receipts").   The  issuers  of  unsponsored
Depositary  Receipts are not obligated to disclose  material  information in the
United States. The Series expects its U.S. equity investments to emphasize large and intermediate  capitalization  companies. The Series may also invest in small capitalization  companies.  The equity markets in the non-U.S.  component of the
Series  will  typically  include  available  shares  of  larger   capitalization
companies but may also include intermediate and small capitalization  companies.
Capitalization  levels are measured  relative to specific  markets,  thus large, intermediate and small capitalization ranges vary country by country. The Series may invest in equity securities of companies  considered by the Advisor to be in their  post-venture  capital  stage,  or  "post-venture  capital  companies."  A post-venture  capital  company is a company  that has received  venture  capital financing either: (a) during the early stages of the company's  existence or the early stages of the development of a new product or service, or (b) as part of a restructuring  or  recapitalization  of the  company.  The  Series may invest in equity securities of issuers in

                                      -13-

emerging  markets and in securities  with respect to which the return is derived from the equity securities of issuers in emerging markets.

Exchange-Traded Index Securities

Subject to the  limitations on investment in investment  company  securities and its own investment  objective,  the Series may invest in  exchange-traded  index securities  that are  currently  operational  and that may be  developed  in the future.  Exchange-traded  index securities generally trade on the American Stock
Exchange  or New  York  Stock  Exchange  and  are  subject  to the  risks  of an investment in a broadly  based  portfolio of common  stocks,  including the risk that the general level of stock prices may decline,  thereby adversely affecting the value of the investment. These securities generally bear certain operational expenses. To the extent the Series invests in these securities,  the Series must bear these expenses in addition to the expenses of its own operation.

Eurodollar Securities

The  Series  may  invest  in  Eurodollar  securities,  which  are  fixed  income securities  of a U.S.  issuer or a foreign  issuer  that are issued  outside the
United  States.  Interest and dividends on Eurodollar  securities are payable in
U.S. dollars.

Foreign Securities

Investors  should  recognize that investing in foreign issuers  involves certain considerations,  including those set forth in the Series' Prospectus,  which are not typically  associated  with investing in U.S.  issuers.  Since the stocks of foreign companies are frequently  denominated in foreign  currencies,  and since the Series may temporarily hold uninvested  reserves in bank deposits in foreign currencies,  the Series will be affected  favorably or unfavorably by changes in currency  rates and in  exchange  control  regulations  and may  incur  costs in connection with conversions between various currencies.  The investment policies of the  Series  permit  it to  enter  into  forward  foreign  currency  exchange contracts,  futures, options and interest rate swaps in order to hedge portfolio holdings and commitments against changes in the level of future currency rates.

Forward Foreign Currency Contracts

The Series may  purchase or sell  currencies  and/or  engage in forward  foreign currency transactions in order to expedite settlement of portfolio  transactions and to manage currency risk.

Forward foreign currency contracts are traded in the inter-bank market conducted directly between  currency  traders  (usually large commercial  banks) and their customers.  A forward  contract  generally  has no  deposit  requirement  and no commissions  are  charged at any stage for trades.  The Series will  account for forward  contracts by  marking-to-market  each day at current  forward  contract values.

The Series will only enter into forward contracts to sell, for a fixed amount of
U.S. dollars or other appropriate  currency,  an amount of foreign currency,  to the  extent  that the value of the short  forward  contract  is  covered  by the underlying value of securities

                                      -14-

denominated  in the currency being sold.  Alternatively,  when the Series enters into a forward  contract  to sell an amount of  foreign  currency,  the  Series'
custodian or sub-custodian  will place Segregated Assets in a segregated account of the Series in an amount not less than the value of the Series'  total  assets committed to the  consummation  of such  forward  contracts.  If the  additional
Segregated Assets placed in the segregated  account decline,  additional cash or securities  will be placed in the  account on a daily basis so that the value of the account  will equal the amount of the Series'  commitments  with  respect to such contracts.

Non-Deliverable Forwards

The  Series  may,  from  time  to  time,  engage  in   non-deliverable   forward
transactions to manage  currency risk or to gain exposure to a currency  without purchasing securities denominated in that currency. A non-deliverable forward is a transaction that represents an agreement between the Series and a counterparty
(usually a commercial  bank) to buy or sell a specified  (notional)  amount of a particular  currency at an agreed upon foreign  exchange  rate on an agreed upon future date. Unlike other currency  transactions,  there is no physical delivery of the currency on the  settlement  of a  non-deliverable  forward  transaction.
Rather,  the Series and the counterparty agree to net the settlement by making a payment in U.S.  dollars or another fully  convertible  currency that represents any differential  between the foreign exchange rate agreed upon at the inception of the  non-deliverable  forward  agreement and the actual  exchange rate on the
agreed  upon  future   date.   Thus,   the  actual  gain  or  loss  of  a  given
non-deliverable   forward   transaction   is  calculated  by   multiplying   the
transaction's  notional amount by the difference between the agreed upon forward exchange rate and the actual exchange rate when the transaction is completed.

When the Series enters into a non-deliverable  forward transaction,  the Series'
custodian will place Segregated Assets in a segregated  account of the Series in an amount not less than the value of the Series'  total assets  committed to the consummation  of such  non-deliverable  forward  transaction.  If the additional
Segregated  Assets  placed in the  segregated  account  decline  in value or the amount of the Series' commitment increases because of changes in currency rates, additional  cash or securities will be placed in the account on a daily basis so that the value of the account  will equal the amount of the Series'  commitments under the non-deliverable forward agreement.

Since the Series generally may only close out a non-deliverable forward with the particular  counterparty,  there is a risk that the counterparty will default on its obligation  under the agreement.  If the counterparty  defaults,  the Series will  have  contractual  remedies  pursuant  to  the  agreement  related  to the transaction, but there is no assurance that contract counterparties will be able to meet their obligations pursuant to such agreements or that, in the event of a default,  the Series will succeed in pursuing contractual  remedies.  The Series thus  assumes  the risk  that it may be  delayed  or  prevented  from  obtaining payments owed to it pursuant to non-deliverable forward transactions.

In addition,  where the currency  exchange rates that are the subject of a given non-deliverable  forward  transaction  do not  move in the  direction  or to the extent  anticipated,  the Series  could  sustain  losses on the  non-deliverable forward  transaction.  The Series'  investment  in a particular  non-deliverable forward  transaction  will be affected  favorably or unfavorably by factors that
affect  the  subject  currencies,   including  economic,   political  and  legal
developments that impact

                                      -15-

the  applicable  countries,  as  well as  exchange  control  regulations  of the applicable countries.  These risks are heightened when a non-deliverable forward transaction  involves  currencies  of emerging  market  countries  because  such currencies can be volatile and there is a greater risk that such currencies will be devalued against the U.S. dollar or other currencies.

Options on Foreign Currencies

The  Series  also may  purchase  and  write  put and  call  options  on  foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets) to manage the Series'  exposure to changes in currency  exchange rates.  The Series may purchase and write options on foreign  currencies for hedging  purposes in a manner  similar to that in which  futures  contracts on foreign  currencies,  or forward contracts,  will be utilized. For example, a decline in the dollar value of a foreign currency in which portfolio  securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains  constant.  In order to protect against such diminutions in the value of portfolio  securities,  the  Series may  purchase  put  options  on the  foreign currency.  If the dollar price of the currency does decline,  a Series will have the right to sell such  currency  for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its portfolio which otherwise would have resulted.

Conversely,  where a rise in the dollar value of a currency in which  securities to be acquired are denominated is projected, thereby increasing the dollar price of such securities, the Series may purchase call options on such currency.

The purchase of such options could offset,  at least  partially,  the effects of the  adverse  movement  in  exchange  rates.  As in the case of  other  types of options,  however,  the benefit to the Series to be derived  from  purchases  of foreign  currency  options  will be  reduced by the  amount of the  premium  and related  transaction  costs. In addition,  where currency  exchange rates do not move in the  direction or to the extent  anticipated,  the Series could  sustain losses on  transactions  in foreign  currency  options which would require it to forego a portion or all of the benefits of advantageous changes in such rates.

The Series may write options on foreign currencies for the same types of hedging purposes.  For  example,  where the Series  anticipates  a decline in the dollar value of foreign currency denominated  securities due to adverse fluctuations in exchange  rates,  it could,  instead of  purchasing  a put option,  write a call option on the relevant currency. If the expected decline occurs, the option will most  likely not be  exercised,  and the  diminution  in the value of  portfolio securities will be offset by the amount of the premium received.

Similarly,  instead of purchasing a call option to hedge against an  anticipated increase in the dollar cost of securities to be acquired, the Series could write a put  option  on the  relevant  currency  which,  if rates  move in the  manner projected,  will expire unexercised and allow the Series to hedge such increased cost up to the amount of the premium.  As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the  premium,  and only if rates move in the  expected direction.  If this does not occur,  the option may be exercised  and the Series would be required to  purchase or sell the  underlying  currency at a loss which may not be offset by the amount of the  premium.  Through the writing of options on foreign currencies, the Series also may be required to forego

                                      -16-

all or a portion of the benefit  which might  otherwise  have been obtained from favorable movements in exchange rates.

The Series may also engage in options transactions for non-hedging purposes. The
Series may use options  transactions  to gain  exposure  to a currency  when the
Advisor  believes  that exposure to the currency is beneficial to the Series but believes that the securities denominated in that currency are unattractive.

The Series may write covered call options on foreign  currencies.  A call option written on a foreign  currency by the Series is "covered" if the Series owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash  consideration held in a segregated account by the custodian bank)  upon  conversion  or  exchange  of  other  foreign  currency  held in its portfolio.  A call  option is also  covered if the Series has a call on the same foreign  currency and in the same principal amount as the call written where the exercise  price of the call held (a) is equal to or less than the exercise price of the call  written,  or (b) is  greater  than the  exercise  price of the call written if the difference is maintained by the Series in Segregated  Assets in a segregated account with its custodian bank.

With respect to writing put options, at the time the put is written,  the Series will  establish a  segregated  account with its  custodian  bank  consisting  of
Segregated  Assets in an amount  equal in value to the amount the Series will be required to pay upon exercise of the put. The account will be  maintained  until the put is exercised,  has expired, or the Series has purchased a closing put of the same series as the one previously written.

Short Sales

The Series may from time to time sell  securities  short.  In the event that the
Advisor  anticipates that the price of a security will decline,  it may sell the security  short and borrow the same security from a broker or other  institution to complete the sale.  The Series will incur a profit or a loss,  depending upon whether the market price of the security decreases or increases between the date of the short sale and the date on which the Series  must  replace  the  borrowed security. All short sales will be fully collateralized. Short sales represent an aggressive trading practice with a high risk/return  potential,  and short sales involve  special  considerations.  Risks of short sales  include  that  possible losses from short  sales may be  unlimited  (e.g.,  if the price of a stock sold short rises),  whereas losses from direct purchases of securities are limited to the total  amount  invested,  and the Series may be unable to replace a borrowed security sold short.

Lower Rated Debt Securities

Fixed income  securities rated lower than Baa by Moody's or BBB by S&P are below investment  grade and are  considered to be of poor  standing and  predominantly speculative. Such securities ("lower rated securities") are commonly referred to as "junk bonds" and are subject to a  substantial  degree of credit risk.  Lower rated  securities  may be issued as a consequence  of corporate  restructurings, such as leveraged buy-outs,  mergers,  acquisitions,  debt  recapitalizations or similar events.  Also, lower rated securities are often issued by smaller,  less creditworthy  companies  or by  highly  leveraged  (indebted)  firms,  which are generally less able than more

                                      -17-

financially  stable firms to make scheduled  payments of interest and principal.
The risks posed by securities issued under such circumstances are substantial.

In the  past,  the high  yields  from  lower  rated  securities  have  more than compensated for the higher default rates on such securities.  However, there can be no assurance  that  diversification  will protect the Series from  widespread bond defaults  brought about by a sustained  economic  downturn,  or that yields will continue to offset  default rates on lower rated  securities in the future.
Issuers of these securities are often highly leveraged, so that their ability to service their debt obligations  during an economic  downturn or during sustained periods of rising interest rates may be impaired. In addition,  such issuers may not have more  traditional  methods of  financing  available  to them and may be unable to repay debt at maturity by refinancing. The risk of loss due to default by the issuer is significantly greater for the holders of lower rated securities because  such  securities  may be  unsecured  and may be  subordinated  to other creditors of the issuer.  Further,  an economic  recession may result in default levels with respect to such securities in excess of historic averages.

The value of lower  rated  securities  will be  influenced  not only by changing interest rates,  but also by the bond market's  perception of credit quality and the  outlook  for  economic  growth.  When  economic  conditions  appear  to  be deteriorating,  lower  rated  securities  may  decline  in  market  value due to investors'  heightened  concern over credit  quality,  regardless  of prevailing interest rates.

Especially  at such  times,  trading in the  secondary  market  for lower  rated securities may become thin and market  liquidity may be  significantly  reduced.
Even under normal conditions,  the market for lower rated securities may be less liquid than the market for investment  grade  corporate  bonds.  There are fewer securities  dealers  in the high  yield  market and  purchasers  of lower  rated securities  are  concentrated  among a smaller group of  securities  dealers and institutional  investors.  In periods of reduced market  liquidity,  lower rated securities prices may become more volatile and the Series' ability to dispose of particular  issues  when  necessary  to meet the Series'  liquidity  needs or in
response  to  a  specific   economic  event  such  as  a  deterioration  in  the
creditworthiness of the issuer may be adversely affected.

Lower rated  securities  frequently have call or redemption  features that would permit an issuer to  repurchase  the  security  from the Series.  If a call were exercised by the issuer during a period of declining  interest rates, the Series likely  would  have to  replace  such  called  security  with a  lower  yielding security,  thus  decreasing  the net  investment  income to the  Series  and any dividends to investors.

Besides credit and liquidity concerns,  prices for lower rated securities may be affected by legislative and regulatory  developments.  For example, from time to time, Congress has considered legislation to restrict or eliminate the corporate tax deduction for interest payments or to regulate corporate restructurings such as takeovers or mergers.  Such legislation may significantly  depress the prices of outstanding lower rated  securities.  A description of various corporate debt ratings appears in Appendix A to this SAI.

                                      -18-

Securities issued by foreign issuers rated below investment grade entail greater risks than higher  rated  securities,  including  risk of untimely  interest and principal  payment,  default,  price  volatility  and may  present  problems  of liquidity, valuation and currency risk.

Inflation Protected Securities

Inflation  protected  securities  are debt  securities  whose  principal  and/or interest  payments are adjusted for inflation,  unlike debt securities that make fixed principal and interest  payments.  Inflation-protected  securities include
Treasury Inflation Protected Securities ("TIPS"), which are securities issued by the U.S. Treasury.  The interest rate paid by TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index. Thus, if  inflation  occurs,  the  principal  and  interest  payments  on the TIPS are adjusted  accordingly to protect  investors  from  inflationary  loss.  During a deflationary period, the principal and interest payments decrease,  although the
TIPS' principal  amounts will not drop below their face amounts at maturity.  In exchange for the inflation  protection,  TIPS generally pay lower interest rates than typical U.S. Treasury securities.  Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury bond of the same maturity.

Other  issuers  of  inflation-protected   debt  securities  include  other  U.S.
government agencies or instrumentalities,  corporations and foreign governments.
There can be no  assurance  that the CPI or any  foreign  inflation  index  will accurately  measure  the real  rate of  inflation  in the  prices  of goods  and services.  Moreover,  there can be no assurance  that the rate of inflation in a foreign  country  will be  correlated  to the rate of  inflation  in the  United
States.

Pay-In-Kind Bonds

The Series may invest in  pay-in-kind  bonds.  Pay-in-kind  bonds are securities that pay interest  through the issuance of additional  bonds. The Series will be deemed to receive  interest  over the life of such bonds and may be treated  for federal  income  tax  purposes  as if  interest  were paid on a  current  basis, although no cash  interest  payments  are  received by the Series until the cash payment date or until the bonds mature.

Convertible Securities

The Series may invest in  convertible  securities  which  generally  offer lower interest or dividend  yields than  non-convertible  debt  securities  of similar quality. The value of convertible securities may reflect changes in the value of the underlying common stock. Convertible securities entail less credit risk than the issuer's common stock because they rank senior to common stock.  Convertible securities  entitle the holder to exchange the securities for a specified number of shares of common  stock,  usually of the same  company,  at specified  prices within a certain period of time and to receive  interest or dividends  until the holder elects to convert.  The provisions of any convertible  security determine its  ranking  in a  company's  capital  structure.  In the case of  subordinated
convertible  debentures,   the  holder's  claims  on  assets  and  earnings  are
subordinated  to the claims of other  creditors  and are senior to the claims of
preferred  and  common  shareholders.   In  the  case  of  preferred  stock  and
convertible  preferred  stock,  the  holder's  claim on assets and  earnings are subordinated  to the  claims of all  creditors  but are  senior to the claims of common shareholders.

                                      -19-

When-Issued Securities

The Series  may  purchase  securities  offered on a  "when-issued"  or  "forward delivery" basis.  When so offered,  the price,  which is generally  expressed in yield  terms,  is fixed at the time the  commitment  to  purchase  is made,  but delivery and payment for the  when-issued or forward  delivery  securities  take place at a later date.  During the period between  purchase and  settlement,  no payment  is  made  by  the  purchaser  to the  issuer  and  no  interest  on the when-issued  or  forward  delivery  security  accrues  to the  purchaser.  While when-issued or forward  delivery  securities may be sold prior to the settlement date,  it is intended that the Series will  purchase  such  securities  with the purpose  of  actually  acquiring  them  unless  a  sale  appears  desirable  for investment  reasons.  At the time the Series makes the  commitment to purchase a security  on a  when-issued  or  forward  delivery  basis,  it will  record  the transaction  and reflect the value of the security in determining  its net asset value.  The market value of  when-issued or forward  delivery  securities may be more or less than the  purchase  price.  The Advisor  does not believe  that the
Series' net asset value or income will be adversely  affected by its purchase of securities on a when-issued or forward delivery basis. The Series will establish a segregated account in which it will maintain  Segregated Assets equal in value to commitments for when-issued or forward  delivery  securities.  The Segregated
Assets  maintained  by the Series  with  respect to any  when-issued  or forward delivery securities shall be liquid,  unencumbered and  marked-to-market  daily, and such Segregated  Assets shall be maintained in accordance with pertinent SEC positions.

Mortgage-Backed Securities and Mortgage Pass-Through Securities

The Series may also invest in mortgage-backed securities, which are interests in pools of  mortgage  loans,  including  mortgage  loans made by savings  and loan institutions,  mortgage bankers,  commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related  and private  organizations  as further  described below. The
Series may also  invest in debt  securities  which are secured  with  collateral
consisting  of   mortgage-backed   securities  (see   "Collateralized   Mortgage
Obligations") and in other types of mortgage-related securities.

The timely  payment of  principal  and  interest on  mortgage-backed  securities issued or guaranteed by the Government National Mortgage Association ("GNMA") is
backed by GNMA and the full  faith  and  credit  of the U.S.  government.  These guarantees,  however,  do not apply to the market value of Series shares.  Also, securities issued by GNMA and other mortgage-backed  securities may be purchased at a premium over the maturity value of the underlying  mortgages.  This premium is not  guaranteed  and  would  be lost if  prepayment  occurs.  Mortgage-backed securities issued by U.S.  government agencies or  instrumentalities  other than
GNMA are not "full faith and credit" obligations.  Certain obligations,  such as those issued by the Federal Home Loan Bank are  supported by the issuer's  right to borrow from the U.S.  Treasury,  while  others such as those issued by Fannie
Mae, formerly known as the Federal National Mortgage Association,  are supported only  by  the  credit  of the  issuer.  Unscheduled  or  early  payments  on the underlying mortgages may shorten the securities' effective maturities and reduce returns.  The Series may agree to purchase or sell these securities with payment and delivery taking place at a future date. A decline in interest rates may lead to a faster rate of repayment of the underlying  mortgages and expose the Series to  a  lower  rate  of  return  upon  reinvestment.  To  the  extent  that  such mortgage-backed  securities  are held by the  Series,  the  prepayment  right of mortgagors may limit the

                                      -20-

increase  in  net  asset   value  of  the  Series   because  the  value  of  the
mortgage-backed  securities  held by the Series may not appreciate as rapidly as the price of noncallable debt securities.

Interests in pools of mortgage-backed securities differ from other forms of debt securities,  which  normally  provide for periodic  payment of interest in fixed amounts with principal  payments at maturity or specified  call dates.  Instead, these  securities  provide a monthly payment which consists of both interest and principal  payments.  In effect,  these  payments  are a  "pass-through"  of the monthly  payments made by the individual  borrowers on their mortgage loans, net of any fees  paid to the  issuer or  guarantor  of such  securities.  Additional payments are caused by  repayments of principal  resulting  from the sale of the underlying property,  refinancing or foreclosure, net of fees or costs which may be incurred.  Some mortgage-backed  securities (such as securities issued by the
GNMA) are described as "modified  pass-through."  These  securities  entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled  payments  dates  regardless of whether or not the mortgagor actually makes the payment.

Any discount  enjoyed on the purchases of a  pass-through  type  mortgage-backed security  will  likely  constitute  market  discount.  As  the  Series  receives principal  payments,  it will be required to treat as ordinary  income an amount equal  to the  lesser  of the  amount  of the  payment  or the  "accrued  market discount."  Market discount is to be accrued either under a constant rate method or a proportional method. Pass-through type mortgage-backed securities purchased at a premium to face will be subject to a similar rule requiring  recognition of an offset to ordinary interest income, an amount of premium  attributable to the receipt of principal.  The amount of premium recovered is to be determined using a method similar to that in place for market  discount.  The Series may elect to accrue  market  discount  or  amortize  premium  notwithstanding  the  amount of principal received but such election will apply to all bonds held and thereafter acquired  unless  permission  is granted  by the  Commissioner  of the  Internal
Revenue Service to change such method.

The principal  governmental  guarantor of  mortgage-related  securities is GNMA, which is a wholly-owned  U.S.  government  corporation  within the Department of
Housing and Urban  Development.  GNMA is authorized to guarantee,  with the full faith and credit of the U.S.  government,  the timely  payment of principal  and interest on securities issued by institutions  approved by GNMA (such as savings and loan  institutions,  commercial  banks and  mortgage  bankers) and backed by pools of  mortgages  which are  insured  by the  Federal  Housing  Authority  or guaranteed by the Veterans  Administration.  These guarantees,  however,  do not apply to the market value or yield of mortgage-backed securities or to the value of Series shares.  Also, GNMA  securities  often are purchased at a premium over the maturity value of the underlying  mortgages.  This premium is not guaranteed and  should  be viewed  as an  economic  offset to  interest  to be  earned.  If prepayments  occur,  less  interest  will be earned and the value of the premium paid will be lost.

Government-related  guarantors (i.e., not backed by the full faith and credit of the U.S.  government)  include Fannie Mae and Freddie Mac (formerly known as the
Federal Home Loan Mortgage  Corporation).  Fannie Mae is a  government-sponsored corporation  owned  entirely by private  stockholders.  It is subject to general regulation  of the  Secretary  of  Housing  and Urban  Development.  Fannie  Mae
purchases conventional (i.e., not insured or guaranteed by any

                                      -21-

government  agency)  mortgages  from a list of approved  seller/servicers  which include  state and federally  chartered  savings and loan  associations,  mutual savings  banks,  commercial  banks  and  credit  unions  and  mortgage  bankers.
Pass-through securities issued by Fannie Mae are guaranteed as to timely payment of principal and interest by Fannie Mae but are not backed by the full faith and credit of the U.S. government.

Freddie  Mac is a  corporate  instrumentality  of the  U.S.  government  and was created by Congress in 1970 for the purpose of increasing  the  availability  of mortgage  credit  for  residential  housing.  Its  stock is owned by the  twelve
Federal Home Loan Banks. Freddie Mac issues  Participation  Certificates ("PCs")
which represent interests in conventional  mortgages from Freddie Mac's national portfolio.  Freddie Mac  guarantees  the timely payment of interest and ultimate collection of principal,  but PCs are not backed by the full faith and credit of the U.S. government.

Commercial  banks,  savings and loan  institutions,  private mortgage  insurance companies,  mortgage  bankers and other  secondary  market  issuers  also create pass-through  pools  of  conventional  mortgage  loans.  Such  issuers  may,  in addition,  be the originators and/or servicers of the underlying  mortgage loans as well as the guarantors of the mortgage-related  securities.  Pools created by such  non-governmental  issuers  generally  offer a higher rate of interest than government and government-related  pools because there are no direct or indirect government or agency guarantees of payments. However, timely payment of interest and  principal of these pools may be supported by various  forms of insurance or guarantees,  including  individual  loan,  title,  pool and hazard insurance and letters of credit. The insurance guarantees are issued by governmental entities, private insurers and the mortgage poolers. Such insurance and guarantees and the creditworthiness  of the  issuers  thereof  will be  considered  in  determining whether  a  mortgage-related  security  meets  the  Series'  investment  quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance  policies or guarantee or guarantees, even if through an  examination  of the loan  experience  and  practices  of the originators/servicers  and poolers,  the Advisor  determines that the securities meet the Series' quality  standards.  Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

Collateralized Mortgage Obligations ("CMOs") and Real Estate Mortgage Investment
Conduits ("REMICs")

A CMO is a debt  security on which  interest and prepaid  principal are paid, in most cases,  semi-annually.  CMOs may be  collateralized by whole mortgage loans but are more  typically  collateralized  by portfolios of mortgage  pass-through securities  guaranteed  by GNMA,  Freddie  Mac,  or Fannie Mae and their  income streams.  Privately-issued CMOs tend to be more sensitive to interest rates than
Government-issued CMOs.

CMOs are  structured  into  multiple  classes,  each bearing a different  stated
maturity.  Actual  maturity  and average  life will  depend upon the  prepayment experience  of  the  collateral.  CMOs  provide  for a  modified  form  of  call protection  through a de facto  breakdown  of the  underlying  pool of mortgages according  to how quickly the loans are repaid.  Monthly  payments of  principal received from the pool of underlying mortgages,  including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes

                                      -22-

receive  principal  only after the first class has been retired.  An investor is partially  guarded against a sooner than desired return of principal  because of the sequential payments.

In a typical CMO transaction,  a corporation issues multiple series (e.g., A, B,
C, Z) of CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates  ("Collateral").  The Collateral is pledged to a third party  trustee as security  for the Bonds.  Principal  and interest  payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The  Series A, B and C Bonds  all bear  current  interest.
Interest  on the  Series Z Bond is  accrued  and added to  principal  and a like amount is paid as principal on the Series A, B, or C Bond  currently  being paid off.  When the Series A, B and C Bonds are paid in full,  interest and principal on the Series Z Bond  begins to be paid  currently.  With some CMOs,  the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan  associations) to borrow against their loan portfolios.  REMICs are private entities formed for the purpose of holding a fixed pool of mortgages  secured by an  interest  in real  property.  REMICs are  similar to CMOs in that they issue multiple classes of securities.

REMICs are entities  that own  mortgages  and elect REMIC status under the Code.
The Series  will  purchase  only  regular  interests  in REMICs.  REMIC  regular interests are treated as debt of the REMIC and  income/discount  thereon must be accounted for on the "catch-up method," using a reasonable prepayment assumption under the original issue discount rules of the Code.

CMOs and REMICs issued by private entities are not government securities and are not  directly  guaranteed  by any  government  agency.  They are  secured by the underlying collateral of the private issuer. Yields on privately-issued CMOs, as described  above,  have been  historically  higher than yields on CMOs issued or guaranteed by U.S. government agencies. However, the risk of loss due to default on such  instruments  is  higher  since  they  are not  guaranteed  by the  U.S.
government.  Such  instruments  also tend to be more sensitive to interest rates than U.S.  government-issued  CMOs.  The Series will not invest in  subordinated privately-issued  CMOs.  For  federal  income tax  purposes,  the Series will be required  to  accrue  income  on CMOs and  REMIC  regular  interests  using  the
"catch-up" method, with an aggregate prepayment assumption.

Dollar Rolls

The Series may enter into dollar rolls in which the Series sells  securities and simultaneously  contracts to repurchase  substantially  similar  securities on a specified  future date.  In the case of dollar rolls  involving  mortgage-backed securities,  the mortgage-backed securities that are purchased typically will be of the same type and will have the same or similar interest rate and maturity as those sold,  but will be supported by different  pools of mortgages.  The Series forgoes  principal  and interest  paid during the roll period on the  securities sold in a dollar roll, but the Series is  compensated by the difference  between the current sales price and the price for the future  purchase as well as by any interest earned on the proceeds of the securities sold. The Series could also be compensated  through  receipt of fee  income.  The Series  intends to enter into dollar rolls only with government  securities  dealers recognized by the Federal
Reserve Board, or with member banks of the Federal  Reserve.  The Trust does not believe the Series'  obligations  under dollar rolls are senior  securities  and accordingly, the Series, as a matter of non-

                                      -23-

fundamental  policy,  will  not  treat  dollar  rolls as  being  subject  to its borrowing or senior  securities  restrictions.  In addition to the general risks involved in leveraging, dollar rolls are subject to the same risks as repurchase and reverse repurchase agreements.

To-Be-Announced Securities

A  to-be-announced   mortgage-backed   security  ("TBA")  is  a  mortgage-backed
security,  such as a GNMA pass-through security,  that is purchased or sold with specific  pools  that will  constitute  that GNMA  pass-through  security  to be announced  on a future  settlement  date.  At the time of purchase of a TBA, the seller  does  not  specify  the  particular  mortgage-backed  securities  to  be delivered  but rather agrees to accept any  mortgage-backed  security that meets specified terms. The Series and the seller would agree upon the issuer, interest rate and terms of the  underlying  mortgages,  but the seller would not identify
the  specific   underlying   mortgages   until  shortly  before  it  issues  the
mortgage-backed   security.  TBAs  increase  interest  rate  risks  because  the underlying mortgages maybe less favorable than anticipated by the Series.

Other Mortgage-Backed Securities

The Advisor expects that  governmental,  government-related  or private entities may create mortgage loan pools and other  mortgage-related  securities  offering mortgage  pass-through  and  mortgage-collateralized  investments in addition to those described  above.  The mortgages  underlying  these securities may include alternative mortgage instruments,  that is, mortgage instruments whose principal or  interest  payments  may vary or whose  terms to  maturity  may  differ  from customary  long-term  fixed  rate  mortgages.  As new types of  mortgage-related securities are developed and offered to investors,  the Advisor will, consistent with the Series' investment objective,  policies and quality standards, consider making investments in such new types of mortgage-related securities.

Asset-Backed Securities

The  Series may  invest a portion  of its  assets in debt  obligations  known as
"asset-backed securities." Asset-backed securities are securities that represent a  participation  in, or are secured by and payable  from,  a stream of payments generated by  particular  assets,  most often a pool or pools of similar  assets
(e.g.,  receivables  on home equity and credit loans and  receivables  regarding automobile,  credit card, mobile home and recreational vehicle loans,  wholesale dealer floor plans and leases).

Such  receivables  are  securitized  in either a  pass-through  or a pay-through structure.  Pass-through  securities  provide  investors  with an income  stream consisting of both principal and interest payments in respect of the receivables in the underlying pool. Pay-through asset-backed securities are debt obligations issued usually by a special  purpose  entity,  which are  collateralized  by the various  receivables  and in which the  payments on the  underlying  receivables provide  that the Series pays the debt service on the debt  obligations  issued.
The Series may invest in these and other types of  asset-backed  securities that may be developed in the future.

The credit quality of these securities depends primarily upon the quality of the underlying assets and the level of credit support and/or  enhancement  provided.
Such asset-backed securities are

                                      -24-

subject to the same prepayment risks as mortgage-backed  securities. For federal income tax purposes, the Series will be required to accrue income on pay-through
asset-backed   securities  using  the  "catch-up"  method,   with  an  aggregate
prepayment assumption.

The credit  quality of most  asset-backed  securities  depends  primarily on the credit quality of the assets  underlying  such  securities,  how well the entity issuing the security is insulated  from the credit risk of the originator or any other  affiliated  entities,  and the amount and  quality of any credit  support provided  to the  securities.  The rate of  principal  payment  on  asset-backed securities  generally depends on the rate of principal  payments received on the underlying  assets  which in turn may be affected  by a variety of economic  and other factors. As a result, the yield on any asset-backed  security is difficult to predict with  precision and actual yield to maturity may be more or less than the anticipated yield to maturity.  Asset-backed securities may be classified as
"pass-through certificates" or "collateralized obligations."

Asset-backed  securities are often backed by a pool of assets  representing  the obligations of a number of different  parties.  To lessen the effect of failures by obligors on underlying  assets to make payment,  such  securities may contain elements of credit support.  Such credit support falls into two categories:  (i)
liquidity protection; and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets.  Liquidity  protection refers to the  provision of advances,  generally by the entity  administering  the pool of assets,  to ensure that the receipt of payments  due on the  underlying  pool is timely.  Protection  against losses resulting from ultimate default enhances the likelihood of payments of the  obligations on at least some of the assets in the pool. Such protection may be provided through guarantees,  insurance policies or letters of credit obtained by the issuer or sponsor from third parties,  through various means of  structuring  the  transaction or through a combination of such approaches. The Series will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

Due to the shorter maturity of the collateral backing such securities,  there is less of a risk of substantial  prepayment than with mortgage-backed  securities.
Such asset-backed  securities do, however,  involve certain risks not associated with  mortgage-backed  securities,  including the risk that  security  interests cannot be adequately,  or in many cases, ever,  established.  In addition,  with respect  to credit  card  receivables,  a number of state and  federal  consumer credit laws give debtors the right to set off certain amounts owed on the credit cards,  thereby  reducing the  outstanding  balance.  In the case of  automobile receivables,  there is a risk that the  holders  may not have either a proper or first security  interest in all of the obligations  backing such receivables due to the large number of vehicles  involved in a typical  issuance  and  technical requirements under state laws. Therefore,  recoveries on repossessed  collateral may not always be available to support payments on the securities.

Examples of credit  support  arising  out of the  structure  of the  transaction include "senior-subordinated  securities" (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne  first by the  holders of the  subordinated  class),  creation of "reserve funds"  (where  cash or  investments,  sometimes  funded  from a portion  of the payments on the underlying  assets,  are held in reserve  against future losses)
and "over collateralization"  (where the scheduled payments on, or the principal amount of, the underlying assets exceeds that

                                      -25-

required  to make  payments of the  securities  and pay any  servicing  or other fees).  The degree of credit support  provided for each issue is generally based on historical credit information  respecting the level of credit risk associated with  the  underlying  assets.  Delinquencies  or  losses  in  excess  of  those anticipated could adversely affect the return on an investment in such issue.

Equipment Trust Certificates

The Series may invest in  equipment  trust  certificates.  The proceeds of those certificates are used to purchase equipment, such as railroad cars, airplanes or other  equipment,  which in turn serve as  collateral  for the related  issue of certificates.  The  equipment  subject  to a  trust  generally  is  leased  by a railroad,  airline or other business,  and rental payments provide the projected cash  flow  for the  repayment  of  equipment  trust  certificates.  Holders  of
equipment  trust   certificates  must  look  to  the  collateral   securing  the
certificates, and any guarantee provided by the lessee or any parent corporation for the  payment of lease  amounts,  in the case of  default  in the  payment of principal and interest on the certificates.

Zero Coupon and Delayed Interest Securities

The Series may invest in zero coupon or delayed interest securities which pay no cash income until maturity or a specified date when the securities  begin paying current interest (the "cash payment date") and are sold at substantial discounts from their value at maturity.  When held to maturity or cash payment  date,  the entire income of such securities, which consists of accretion of discount, comes from the  difference  between the purchase  price and their value at maturity or cash payment date. The discount  varies  depending on the time  remaining  until maturity or cash  payment  date,  prevailing  interest  rates,  liquidity of the security and the perceived  credit quality of the issuer.  The discount,  in the absence of financial difficulties of the issuer, decreases as the final maturity or cash  payment  date of the  security  approaches.  The market  prices of zero coupon and delayed  interest  securities  are  generally  more volatile and more likely to  respond  to changes  in  interest  rates  than the  market  prices of securities  having  similar  maturities  and credit  qualities that pay interest periodically.

Zero coupon  securities  are subject to greater market value  fluctuations  from changing  interest rates than debt  obligations of comparable  maturities  which
make  current   distributions  of  interest  (cash).   Zero  coupon  convertible
securities  offer the  opportunity  for capital  appreciation  as increases  (or decreases) in market value of such  securities  closely  follow the movements in the  market  value of the  underlying  common  stock.  Zero  coupon  convertible securities generally are expected to be less volatile than the underlying common stocks as they usually are issued with short  maturities  (15 years or less) and are issued with options and/or redemption features  exercisable by the holder of the  obligation  entitling  the holder to redeem the  obligation  and  receive a defined cash payment.

Zero coupon securities  include securities issued directly by the U.S. Treasury, and U.S.  Treasury  bonds or notes  and their  unmatured  interest  coupons  and receipts for their underlying principal ("coupons") which have been separated by their holder,  typically a custodian bank or investment brokerage firm. A holder will separate the interest coupons from the underlying  principal (the "corpus")
of the U.S.  Treasury  security.  A number of  securities  firms and banks  have stripped  the  interest  coupons and  receipts and then resold them in custodial receipt programs with a

                                      -26-

number of different names, including "Treasury Income Growth Receipts" ("TIGRS")
and Certificate of Accrual on Treasuries ("CATS").  The underlying U.S. Treasury bonds and notes  themselves are held in book-entry  form at the Federal  Reserve
Bank or, in the case of bearer securities (i.e.,  unregistered  securities which are owned ostensibly by the bearer or holder thereof), in trust on behalf of the owners  thereof.  Counsel to the  underwriters  of these  certificates  or other evidences  of  ownership  of the U.S.  Treasury  securities  has stated that for federal  tax  and  securities  purposes,  in its  opinion,  purchasers  of  such certificates,  such as the Series,  most  likely  will be deemed the  beneficial holder of the underlying U.S. government securities.

The  U.S.  Treasury  has  facilitated  transfers  of  ownership  of zero  coupon securities by accounting  separately for the beneficial  ownership of particular interest coupon and corpus payments on Treasury  securities  through the Federal
Reserve  book-entry  record-keeping  system.  The  Federal  Reserve  program  as established  by the U.S.  Treasury  Department is known as "STRIPS" or "Separate
Trading of Registered  Interest and Principal of  Securities."  Under the STRIPS
program, the Series will be able to have its beneficial ownership of zero coupon securities recorded directly in the book-entry  record-keeping system in lieu of having to hold  certificates  or other  evidences of ownership of the underlying
U.S. Treasury securities.

When U.S.  Treasury  obligations have been stripped of their unmatured  interest coupons  by the  holder,  the  principal  or corpus  is sold at a deep  discount because the buyer  receives  only the right to receive a future fixed payment on the  security  and does not  receive  any  rights to  periodic  interest  (cash)
payments.  Once  stripped  or  separated,  the  corpus and  coupons  may be sold separately.  Typically,  the coupons are sold  separately  or grouped with other coupons with like maturity  dates and sold in such bundled  form.  Purchasers of
stripped  obligations   acquire,  in  effect,   discount  obligations  that  are
economically  identical  to the zero coupon  securities  that the U.S.  Treasury sells  itself.  These  stripped  securities  are  also  treated  as zero  coupon securities with original issue discount for tax purposes.

Structured Notes

Structured  notes are  derivative  debt  securities,  the  interest  rate and/or principal of which is  determined  by an unrelated  indicator.  The value of the principal of and/or  interest on structured  notes is determined by reference to changes in the return,  interest rate or value at maturity of a specific  asset, reference rate, or index (the "reference  instrument") or the relative change in two or more  reference  instruments.  The interest rate or the principal  amount payable upon  maturity or redemption  may be increased or  decreased,  depending upon changes in the applicable  reference  instruments.  Structured notes may be positively or negatively  indexed, so that an increase in value of the reference instrument  may produce an increase or a decrease in the interest  rate or value of the structured note at maturity. In addition, changes in the interest rate or the value of the  structured  note at maturity may be  calculated as a specified multiple of the change in the value of the  reference;  therefore,  the value of such note may be very volatile.  Structured notes may entail a greater degree of market risk than other types of debt  securities  because the investor bears the risk of the reference  instrument.  Structured  notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities.

                                      -27-

Emerging Markets Investments

The  Series may invest in equity  securities  of  emerging  market  issuers,  or securities  with  respect  to which  the  return  is  derived  from  the  equity securities  of issuers in  emerging  markets,  in debt  securities  of  emerging markets issuers,  or securities with respect to which the return is derived from debt  securities of issuers in emerging  markets.  The Series also may invest in debt securities of corporate issuers in developing countries.

The Series'  investments in emerging  market  government and  government-related securities  may  consist  of:  (i) debt  securities  or  obligations  issued  or guaranteed  by  governments,  governmental  agencies  or  instrumentalities  and
political   subdivisions   located  in  emerging  market  countries   (including
participation  in loans between  governments and financial  institutions),  (ii)
debt  securities  or  obligations  issued by  government  owned,  controlled  or sponsored  entities  located in emerging market countries and (iii) interests in issuers  organized and operated for the purpose of restructuring  the investment characteristics of instruments issued by any of the entities described above.

The Series'  investments  in the fixed  income  securities  of  emerging  market issuers may include investments in Structured Securities, Loan Participation and
Assignments  (as such  capitalized  terms are  defined  below),  Brady Bonds and certain non-publicly traded securities.

The Series may invest a portion of its assets in entities organized and operated solely for the  purpose  of  restructuring  the  investment  characteristics  of sovereign  debt  obligations.  This type of  restructuring  involves the deposit with, or purchase by, an entity,  such as a corporation  or trust,  of specified instruments (such as commercial bank loans or Brady Bonds) and the issuance

                                      -28-

by that entity of one or more classes of  securities  ("Structured  Securities")
backed by, or representing  interests in, the underlying  instruments.  The cash flow of the underlying  instruments  may be  apportioned  among the newly issued
Structured   Securities  to  create   securities   with   different   investment
characteristics,  such as varying  maturities,  payment  priorities and interest rate provisions,  and the extent of the payments made with respect to Structured
Securities  is  dependent  on the  extent  of the  cash  flow on the  underlying instruments.  Because  Structured  Securities  of the type in which  the  Series anticipate investing typically involve no credit enhancement,  their credit risk generally will be equivalent to that of the underlying  instruments.  The Series is  permitted  to  invest  in a class of  Structured  Securities  that is either subordinated  or  unsubordinated  to the  right of  payment  of  another  class.
Subordinated  Structured  Securities  are  typically  sold in private  placement transactions,  and there  currently is no active  trading  market for Structured
Securities.  Thus,  investments by the Series in Structured  Securities  will be limited by the Series'  prohibition on investing more than 15% of its net assets in illiquid securities.

The Series may invest in fixed rate and floating rate loans  ("Loans")  arranged through private negotiations between an issuer of sovereign debt obligations and one or more financial institutions ("Lenders"). The Series' investments in Loans are  expected in most  instances to be in the form of a  participation  in loans
("Participation")  and assignments of all or a portion of Loans  ("Assignments")
from third  parties.  The  Series  will have the right to  receive  payments  of principal, interest and any fees to which they are entitled only from the Lender selling the  Participation  and only upon  receipt by the Lender of the payments from the  borrower.  In the  event of the  insolvency  of the  Lender  selling a
Participation, the Series may be treated as a general creditor of the Lender and may not benefit from any set-off  between the Lender and the  borrower.  Certain
Participations  may be  structured in a manner  designed to avoid  purchasers of
Participations  being  subject to the credit risk of the Lender with  respect to the  Participations.  Even under such a structure,  in the event of the Lender's insolvency,  the Lender's  servicing of the Participation may be delayed and the assignability of the Participation may be impaired.  The Series will acquire the
Participations  only if the Lender  interpositioned  between  the Series and the borrower is determined by the Advisor to be creditworthy.

When the Series  purchases  Assignments  from  Lenders,  it will acquire  direct rights  against  the  borrower on the Loan.  However,  because  Assignments  are arranged through private  negotiations between potential assignees and potential assignors, the rights and obligations acquired by the Series as the purchaser of an  Assignment  may differ  from,  and be more limited  than,  those held by the assigning Lender.

The Series may invest in Brady Bonds,  which are securities  created through the exchange of  existing  commercial  bank loans to public and private  entities in certain  emerging  markets for new bonds in connection with debt  restructurings under a debt  restructuring  plan  introduced  by former U.S.  Secretary  of the
Treasury,  Nicholas F. Brady (the "Brady Plan").  Brady Plan debt restructurings have been  implemented  to date in  Argentina,  Bulgaria,  Brazil,  Costa  Rica,
Dominican Republic,  Ecuador, Jordan, Mexico, Morocco,  Nicaragua,  Nigeria, the
Philippines,  Poland, Russia, Uruguay,  Panama, Peru and Venezuela.  Brady Bonds
may be collateralized or uncollateralized, are issued in various currencies (but primarily  the  U.S.  dollar),  and  are  actively  traded  in  over-the-counter secondary markets. Dollar-denominated,  collateralized Brady Bonds, which may be fixed-rate bonds or floating-rate bonds, are generally collateralized in full as to principal by U.S.  Treasury zero coupon bonds having the same maturity as the bonds.

Brady Bonds are often viewed as having three or four valuation  components:  the collateralized  repayment  of principal at final  maturity;  the  collateralized
interest   payments;   the   uncollateralized   interest   payments;   and   any
uncollateralized  repayment  of principal  at maturity  (these  uncollateralized amounts  constitute the "residual risk"). In light of the residual risk of Brady
Bonds and the history of defaults of countries  issuing Brady Bonds with respect to commercial  bank loans by public and private  entities,  investments in Brady
Bonds may be viewed as  speculative.  There can be no  assurance  that the Brady
Bonds  in  which  the  Series  invests  will  not be  subject  to  restructuring arrangements  or to  requests  for a new  credit  which may cause the  Series to suffer a loss of interest or principal in any of its holdings.

The Series  also may invest in  securities  that are  neither  listed on a stock exchange nor traded over-the-counter,  including privately placed securities and
limited  partnerships.   Investing  in  such  unlisted  emerging  market  equity
securities,  including investments in new and early stage companies, may involve a high  degree of business  and  financial  risk that can result in  substantial losses.  As a  result  of the  absence  of a public  trading  market  for  these securities, they may be less liquid than publicly traded securities.

The Series'  investments  in  emerging  market  securities  will at all times be limited by the Series'  prohibition on investing more than 15% of its net assets in illiquid securities.

                                      -29-

Risks of Investing in Emerging Markets

There are additional  risks  inherent in investing in less  developed  countries which are  applicable  to the  Series.  The Series  considers a country to be an
"emerging  market" if it is defined as an emerging or developing  economy by any one of the following:  the International Bank for Reconstruction and Development
(i.e., the World Bank), the  International  Finance  Corporation,  or the United
Nations or its authorities.  An emerging market security is a security issued by a government  or other issuer  that,  in the opinion of the Advisor,  has one or more of the following  characteristics:  (i) the principal trading market of the security is an emerging market; (ii) the primary revenue of the issuer (at least
50%) is generated  from goods  produced or sold,  investments  made, or services performed in an emerging market country;  or (iii) at least 50% of the assets of the issuer are situated in emerging market countries.

Compared to the United States and other developed countries,  emerging countries may  have  relatively  unstable  governments,  economies  based  on  only  a few industries,  and securities markets that trade only a small number of securities and employ settlement procedures different from those used in the United States.
Prices on these  exchanges  tend to be volatile and, in the past,  securities in these countries have offered  greater  potential for gain (as well as loss) than securities of companies located in developed countries.  Further, investments by foreign  investors  are subject to a variety of  restrictions  in many  emerging countries.  Countries  such as  those  in  which  the  Series  may  invest  have
historically  experienced  and  may  continue  to  experience,   high  rates  of
inflation,   high  interest  rates,   exchange  rate  fluctuations  or  currency
depreciation,  large  amounts of external  debt,  balance of payments  and trade difficulties and extreme poverty and unemployment.  Additional factors which may influence  the  ability or  willingness  to service  debt  include,  but are not limited to, a country's  cash flow  situation,  the  availability  of sufficient foreign  exchange on the date a payment is due,  the  relative  size of its debt service burden to the economy as a whole,  its  government's  policy towards the
International Monetary Fund, the World Bank and other international agencies and the political constraints to which a government debtor may be subject.

The ability of a foreign government or government-related  issuer to make timely and  ultimate  payments  on its  external  debt  obligations  will  be  strongly influenced by the issuer's balance of payments,  including  export  performance, its access to international  credits and  investments,  fluctuations in interest rates and the  extent of its  foreign  reserves.  A country  whose  exports  are concentrated in a few commodities or whose economy depends on certain  strategic imports could be vulnerable to  fluctuations  in  international  prices of these commodities or imports.  To the extent that a country  receives  payment for its exports in  currencies  other than  dollars,  its ability to make debt  payments denominated in dollars could be adversely  affected.  If a foreign government or government-related issuer cannot generate sufficient earnings from foreign trade to service its external debt, it may need to depend on continuing  loans and aid from foreign governments,  commercial banks, and multilateral organizations, and inflows of  foreign  investment.  The  commitment  on the part of these  foreign governments,  multilateral  organizations and others to make such  disbursements may be conditioned on the government's implementation of economic reforms and/or economic  performance  and the  timely  service of its  obligations.  Failure to implement  such reforms,  achieve such levels of economic  performance  or repay principal or interest when due may curtail the willingness of such third parties to lend funds,  which may further impair the issuer's  ability or willingness to service its debts in a timely

                                      -30-

manner.  The cost of servicing  external  debt will also  generally be adversely affected by rising  international  interest  rates,  because many  external debt obligations  bear interest at rates which are adjusted based upon  international interest  rates.  The ability to service  external  debt will also depend on the level of the  relevant  government's  international  currency  reserves  and its access to foreign  exchange.  Currency  devaluations may affect the ability of a governmental  issuer  to obtain  sufficient  foreign  exchange  to  service  its external debt.

As a  result  of  the  foregoing,  a  governmental  issuer  may  default  on its obligations.  If such a default  occurs,  the Series may have limited  effective legal  recourse  against the issuer  and/or  guarantor.  Remedies  must, in some cases,  be pursued  in the  courts of the  defaulting  country  itself,  and the ability  of  the  holder  of  foreign  government  and  government-related  debt securities  to obtain  recourse may be subject to the  political  climate in the relevant  country.  In addition,  no assurance  can be given that the holders of commercial  bank debt will not contest  payments to the holders of other foreign government and government-related debt obligations in the event of default under their commercial bank loan agreements.

The issuers of the government and  government-related  debt  securities in which
the  Series  expects  to  invest  have  in  the  past  experienced   substantial
difficulties  in servicing  their  external debt  obligations,  which has led to defaults on certain  obligations and the restructuring of certain  indebtedness.
Restructuring  arrangements  have  included,  among other  things,  reducing and rescheduling  interest  and  principal  payments by  negotiating  new or amended credit  agreements or converting  outstanding  principal and unpaid  interest to
Brady Bonds, and obtaining new credit to finance interest  payments.  Holders of certain  foreign  government  and  government-related  debt  securities  may  be requested to participate in the  restructuring of such obligations and to extend further loans to their  issuers.  There can be no assurance that the Brady Bonds and other foreign government and government-related debt securities in which the
Series may invest  will not be subject  to  similar  defaults  or  restructuring
arrangements   which  may  adversely  affect  the  value  of  such  investments.
Furthermore,  certain  participants in the secondary market for such debt may be directly  involved  in  negotiating  the  terms  of these  arrangements  and may therefore have access to information not available to other market participants.

Payments to holders of the high yield,  high risk,  foreign debt  securities  in which the Series may  invest  may be  subject to foreign  withholding  and other taxes.  Although the holders of foreign government and  government-related  debt securities  may be entitled to tax  gross-up  payments  from the issuers of such instruments, there is no assurance that such payments will be made.

Investments in Russian Securities

The Series may invest in  securities  of Russian  companies.  The  registration, clearing and  settlement  of  securities  transactions  in Russia are subject to significant  risks not normally  associated with securities  transactions in the
United States and other more developed  markets.  Ownership of shares of Russian companies is evidenced by entries in a company's  share  register  (except where shares are held through  depositories that meet the requirements of the Act) and the  issuance of extracts  from the register or, in certain  limited  cases,  by formal share  certificates.  However,  Russian share  registers  are  frequently
unreliable  and  the  Series  could  possibly  lose  its  registration   through
oversight, negligence or fraud. Moreover, Russia lacks a centralized registry to record securities  transactions and registrars  located throughout Russia or the companies

                                      -31-

themselves  maintain  share  registers.  Registrars  are under no  obligation to provide  extracts to potential  purchasers  in a timely manner or at all and are not necessarily subject to state supervision.  In addition, while registrars are liable under law for losses resulting from their errors, it may be difficult for the Series to enforce any rights it may have against the  registrar or issuer of the  securities  in the event of loss of share  registration.  Although  Russian companies  with more than 1,000  shareholders  are  required by law to employ an independent  company to maintain share  registers,  in practice,  such companies have not  always  followed  this law.  Because of this lack of  independence  of registrars,  management of a Russian  company may be able to exert  considerable influence  over who can  purchase  or sell the  company's  shares  by  illegally instructing  the  registrar  to  refuse  to  record  transactions  on the  share register.  Furthermore, these practices may prevent the Series from investing in the securities of certain Russian  companies  deemed suitable by the Advisor and could  cause a delay in the sale of  Russian  securities  by the  Series  if the company deems a purchaser  unsuitable,  which may expose the Series to potential loss on its investment.

In light of the risks described above, the Board has approved certain procedures concerning the Series' investments in Russian securities. Among these procedures is a requirement  that the Series will not invest in the securities of a Russian company  unless that  issuer's  registrar  has entered into a contract  with the
Series' sub-custodian containing certain protective conditions including,  among other things, the  sub-custodian's  right to conduct regular share confirmations on behalf  of the  Series.  This  requirement  will  likely  have the  effect of precluding  investments  in certain  Russian  companies  that the  Series  would otherwise make.

Real Estate Investment Trusts

Real estate  investment  trusts  ("REITs") pool investors' funds for investment, primarily  in  income  producing  real  estate or real  estate-related  loans or interests.  A REIT is not taxed on income  distributed  to its  shareholders  or unitholders  if  it  complies  with  regulatory  requirements  relating  to  its organization,  ownership,  assets and income, and with a regulatory  requirement that it  distribute  to its  shareholders  or  unitholders  at least  90% of its taxable  income for each taxable  year.  Generally,  REITs can be  classified as
Equity REITs,  Mortgage REITs or Hybrid REITs.  Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents and capital  gains from  appreciation  realized  through  property  sales.
Equity  REITs are  further  categorized  according  to the types of real  estate securities they own, e.g., apartment properties, retail shopping centers, office and industrial properties, hotels, health-care facilities,  manufactured housing and mixed-property  types. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest  payments.
Hybrid  REITs  combine the  characteristics  of both Equity  REITs and  Mortgage
REITs.

A  shareholder  in the Series,  by  investing  in REITs  indirectly  through the
Series, will bear not only the shareholder's proportionate share of the expenses of the Series, but also,  indirectly,  the management expenses of the underlying
REITs.  REITs  may be  affected  by  changes  in the  value of their  underlying properties  and by  defaults by  borrowers  or  tenants.  Mortgage  REITs may be affected by the quality of the credit extended. Furthermore, REITs are dependent on specialized  management skills.  Some REITs may have limited  diversification and may be subject  to risks  inherent  in  investments  in a limited  number of properties,  in a narrow  geographic  area, or in a single property type.  REITs depend generally on their ability to generate cash flow to make

                                      -32-

distributions to shareholders or unitholders,  and may be subject to defaults by borrowers and to self-liquidations.  In addition,  the performance of a REIT may be affected by its failure to qualify for tax-free  pass-through  of income,  or the REIT's failure to maintain exemption from registration under the Act.

Other Investments

The Board may, in the future, authorize the Series to invest in securities other than those listed in this SAI and in the  Prospectus,  provided such  investment would be consistent with the Series' investment  objective and that it would not violate any fundamental  investment  policies or restrictions  applicable to the
Series.

                                 SECONDARY RISKS

The  principal  risks of investing in the Fund are  described in the  "Principal
Risks" section of the  Prospectus.  The secondary risks of investing in the Fund are described in Appendix B hereto.

                             INVESTMENT RESTRICTIONS

The investment restrictions set forth below are fundamental policies and may not be  changed  as to  the  Series  without  the  approval  of a  majority  of  the outstanding  voting  securities  (as defined in the Act) of the  Series.  Unless otherwise indicated, all percentage limitations listed below apply to the Series only at the time of the transaction. Accordingly, if a percentage restriction is adhered  to at the time of  investment,  a later  increase  or  decrease  in the percentage that results from a relative change in values or from a change in the
Series' total assets will not be considered a violation. The Fund may not:

(i)  Purchase or sell real  estate,  except  that the Fund may  purchase or sell securities of real estate investment trusts;

(ii)  Purchase or sell  commodities,  except that the Fund may  purchase or sell currencies, may enter into futures contracts on securities, currencies and other indices or any other financial instruments, and may purchase and sell options on such futures contracts;

(iii)  Issue  securities  senior to the Fund's  presently  authorized  shares of beneficial  interest,  except  that  this  restriction  shall  not be  deemed to prohibit the Fund from: (a) making any permitted  borrowings,  loans or pledges;
(b) entering into options,  futures  contracts,  forward  contracts,  repurchase transactions,  or reverse repurchase transactions;  or (c) making short sales of securities to the extent permitted by the Act and any rule or order  thereunder, or SEC staff interpretations thereof;

(iv) Make  loans to other  persons,  except:  (a)  through  the  lending  of its portfolio  securities;  (b)  through  the  purchase  of  debt  securities,  loan participations and/or engaging in direct corporate loans for investment purposes in accordance with its investment objectives and policies; and (c) to the extent the entry into a repurchase agreement is deemed to be a loan;

(v) Borrow  money in excess of 33 1/3% of the value of its  assets,  except as a
temporary  measure  for  extraordinary  or  emergency   purposes  to  facilitate
redemptions. All borrowings will

                                      -33-

be done from a bank and to the  extent  that such  borrowing  exceeds  5% of the value of the Fund's assets, asset coverage of at least 300% is required;

(vi)  Concentrate  (invest  more than 25% of its net  assets) in  securities  of issuers in a particular  industry (other than securities issued or guaranteed by the U.S. government or any of its agencies); and

(vii) Act as an  underwriter,  except to the extent the Fund may be deemed to be an underwriter when selling its own shares.

                             MANAGEMENT OF THE TRUST

The Trust is a Delaware  statutory  trust.  Under  Delaware  law,  the Board has overall  responsibility  for managing the business and affairs of the Trust. The
Trustees elect the officers of the Trust, who are responsible for  administering the day-to-day operations of the Series.

The Trustees and  executive  officers of the Trust,  along with their  principal occupations  over the past five years and their  affiliations,  if any, with the
Advisor, are listed below.

                                  Term of                                        Number of
                                 Office(1)                                     Portfolios in
                    Position(s)  and Length                                     Fund Complex        Other
Name, Address       Held with    of Time       Principal Occupation(s)           Overseen by       Directorships
   and Age            Trust       Served       During Past 5 Years                Trustee        Held by Trustee

Walter E. Auch      Trustee      Since 1994    Mr. Auch is retired (since       Mr. Auch is a     Mr. Auch is a
6001 N. 62nd Place                             1986).                           trustee of        Trustee of
Paradise Valley,                                                                three             Advisors Series
AZ 85253                                                                        investment        Trust (16
Age: 83                                                                         companies         portfolios);
                                                                                (consisting of    Smith Barney
                                                                                41 portfolios)    Fund Complex (27
                                                                                for which UBS     portfolios); and
                                                                                Global Asset      Nicholas
                                                                                Management        Applegate
                                                                                (Americas) Inc.   Institutional
                                                                                ("UBS Global AM   Funds (19
                                                                                (Americas)") or   portfolios).
                                                                                one of its
                                                                                affiliates
                                                                                serves as
                                                                                investment
                                                                                advisor,
                                                                                sub-advisor or
                                                                                manager.

                                      -34-

Frank K. Reilly     Chairman     Since 1993    Mr. Reilly is a Professor at     Mr. Reilly is a   Mr. Reilly is a
Mendoza College     and Trustee                the University of Notre Dame     director or       Director of
of Business                                    since 1982.                      trustee of four   Discover Bank;
University of                                                                   investment        Morgan Stanley
Notre Dame                                                                      companies         Trust and FSB.
Notre Dame, IN                                                                  (consisting of
46556-5646                                                                      42 portfolios)
Age: 68                                                                         for which UBS
                                                                                Global AM
                                                                                (Americas) or
                                                                                one of its
                                                                                affiliates
                                                                                serves as
                                                                                investment
                                                                                advisor,
                                                                                sub-advisor or
                                                                                manager.

Edward M. Roob      Trustee      Since 1995    Mr. Roob is retired (since       Mr. Roob is a     Mr. Roob is a
841 Woodbine Lane                              1993). Mr. Roob was a            director or       Trustee of the
Northbrook, IL                                 Committee Member of the          trustee of four   AHA Investment
60002                                          Chicago Stock Exchange from      investment        Funds (4
Age: 69                                        1993-1999.                       companies         portfolios).
                                                                                (consisting of
                                                                                42 portfolios
                                                                                for which UBS
                                                                                Global AM
                                                                                (Americas) or
                                                                                one of its
                                                                                affiliates
                                                                                serves as
                                                                                investment
                                                                                advisor,
                                                                                sub-advisor or
                                                                                manager.

Adela Cepeda        Trustee      Since 2004    Ms. Cepeda is founder and        Ms. Cepeda is a   Ms. Cepeda is a
A.C. Advisory,                                 president of A.C. Advisory,      director or       director of
Inc.                                           Inc. (since 1995).               trustee of four   Lincoln National
161 No. Clark                                                                   investment        Income Fund,
Street                                                                          companies         Inc. and Lincoln
Suite 4975                                                                      (consisting of    National
Chicago, IL 60601                                                               42 portfolios     Convertible
Age: 44                                                                         for which UBS     Securities Fund.
                                                                                Global AM         She is also a
                                                                                (Americas) or     Director of
                                                                                one of its        Amalgamated Bank
                                                                                affiliates        of Chicago
                                                                                serves as         (2003).
                                                                                investment
                                                                                advisor,
                                                                                sub-advisor or
                                                                                manager.

                                      -35-

J. Mikesell Thomas  Trustee      Since 2004    Mr. Thomas is an independent     Mr. Thomas is a   Mr. Thomas is a
c/o UBS Global                                 financial advisor (since         director or       director and
Asset Management                               2001). He was a managing         trustee of four   chairman of the
(Americas) Inc.                                director of Lazard Freres &      investment        Finance
One N. Wacker                                  Co. (1995 to 2001).              companies         Committee for
Drive                                                                           (consisting of    Evanston
Chicago, IL 60606                                                               42 portfolios     Northwestern
Age: 52                                                                         for which UBS     Healthcare. He
                                                                                Global AM         is also a vice
                                                                                (Americas) or     president of the
                                                                                one of its        Board of
                                                                                affiliates        Trustees for
                                                                                serves as         Mid-Day Club.
                                                                                investment
                                                                                advisor,
                                                                                sub-advisor or
                                                                                manager.

(1)      Each Trustee holds office for an indefinite term.

                                              Term of
                            Position(s)     Office+ and
                           Held with the     Length of
Name, Address and Age           Trust        Time Served          Principal Occupation(s) During Past 5 Years

W. Douglas Beck*           Vice President  Since 2003     Mr. Beck is an executive director and head of mutual
Age: 37                                                   fund product management of UBS Global AM (since 2002).
                                                          From March 1998 to November 2002, he held various
                                                          positions at Merrill Lynch, the most recent being first
                                                          vice president and co-manager of the managed solutions
                                                          group. Mr. Beck is vice president of 20 investment
                                                          companies (consisting of 78 portfolios) for which UBS
                                                          Global AM (Americas) or one of its affiliates serves as
                                                          investment advisor, sub-advisor or manager.

Thomas Disbrow*            Assistant       Since 2004     Mr. Disbrow is a director and co-head of the
Age: 38                    Treasurer                      mutual fund finance department of UBS Global AM. Prior
                                                          to November 1999, he was a vice president of
                                                          Zweig/Glaser Advisers.

                                      -36-

Mark F. Kemper**           Assistant       Since 1999     Mr. Kemper is an executive director and deputy general
Age: 46                    Secretary                      counsel of UBS Global AM (Americas) since 2001. He was
                                                          Director of UBS Global AM (Americas) 1997-2000;
                                                          Secretary of UBS Global AM (Americas) since 1999;
                                                          Assistant Secretary of UBS Global AM (Americas)
                                                          1993-1999; Assistant Secretary of UBS Global Asset
                                                          Management Trust Company since 1993. Mr. Kemper was
                                                          Secretary of UBS Global Asset Management (New York) from
                                                          1998-2003 and Assistant Secretary, Brinson Holdings,
                                                          Inc. from 1993-1998. Mr. Kemper is an Assistant
                                                          Secretary of UBS Supplementary Trust and of three
                                                          investment companies (consisting of 41 portfolios) for
                                                          which UBS Global AM (Americas) or one of its affiliates
                                                          serves as investment advisor, sub-advisor or manager.

Joseph T. Malone*          Treasurer and   Since 2004     Mr. Malone is a director and co-head of the
Age: 36                    Principal                      mutual fund finance department of UBS Global AM. From
                           Accounting                     August 2000 through June 2001, he was controller at AEA
                           Officer                        Investors Inc. From March 1998 to August 2000, Mr.
                                                          Malone was a manager within the investment management
                                                          services of PricewaterhouseCoopers LLC. Mr. Malone is
                                                          the treasurer and principal accounting officer of four
                                                          investment companies (consisting of 42 portfolios) for
                                                          which UBS Global AM (Americas) or one of its affiliates
                                                          serves as investment advisor, sub-advisor or manager.
                                                          Prior to July 2004, Mr. Malone was assistant treasurer
                                                          of the Trust.

Joseph Varnas*             President       Since 2002     Mr. Varnas is a managing director (since March 2003),
Age: 36                                                   global head of information technology and operations
                                                          (since March 2004) and head of product
                                                          management-Americas (since November 2002) of UBS Global
                                                          AM. He was head of technology of UBS Global AM from
                                                          November 2002 to March 2004. From 2000 to 2001, he was
                                                          manager of product development in Investment Consulting
                                                          Services at UBS Financial Services Inc. Mr. Varnas was a
                                                          senior analyst in the Global Securities Research and
                                                          Economics Group at Merrill Lynch from 1995 to 1999. Mr.
                                                          Varnas is president of 21 investment companies
                                                          (consisting of 79 portfolios) for which UBS Global AM
                                                          (Americas) or one of its affiliates serves as investment
                                                          advisor, sub-advisor or manager.
--------------------
*    This  person's  business  address  is 51 West 52nd  Street,  New  York,  NY
     10019-6114.
**   This  person's  business  address is One North Wacker  Drive,  Chicago,  IL
     60606.
+    Officers  of the  Trust  are  appointed  by the  Trustees  and serve at the pleasure of the Board.

      INFORMATION ABOUT INDEPENDENT TRUSTEE OWNERSHIP OF SECURITIES ISSUED
                  BY UBS GLOBAL AM OR ANY COMPANY CONTROLLING,
            CONTROLLED BY OR UNDER COMMON CONTROL WITH UBS GLOBAL AM

As of December 31, 2003,  the  Independent  Trustees did not own any  securities issued  by UBS  Global AM or any  company  controlling,  controlled  by or under common control with UBS Global AM.

                                      -37-

               INFORMATION ABOUT TRUSTEE OWNERSHIP OF FUND SHARES

                                                  Aggregate Dollar Range of Equity Securities in All
                                               Registered Investment Companies Overseen by Trustee for
                      Dollar Range of Equity   which UBS Global AM (Americas) or an Affiliate Serves as
Independent Trustees    Securities in Fund+          Investment Advisor, Sub-Advisor or Manager+
--------------------    -------------------          -------------------------------------------

Walter E. Auch                 None                               $10,001 - $50,000

Frank K. Reilly                None                                 over $100,000

Edward M. Roob                 None                                 over $100,000

Adela Cepeda                   None                               $10,001 - $50,000

J. Mikesell Thomas             None                                      None

+        Information regarding ownership is as of December 31, 2003.
+        Information regarding ownership is as of December 31, 2002.

NOTE  REGARDING  RANGES:  In  disclosing  the dollar range of equity  securities beneficially  owned by a trustee in these columns,  the following ranges will be used: (i) none; (ii) $1-$10,000;  (iii) $10,001-$50,000;  (iv) $50,001-$100,000;
or (v) over $100,000.

                                      -38-

                               COMPENSATION TABLE

                                    Trustees

                                                          Pension or              Total
                                        Annual            Retirement           Compensation
                                      Aggregate        Benefits Accrued     From the Trust and
                                     Compensation       As Part of Fund        Fund Complex
       Name and Position Held      From the Trust/1/        Expenses         Paid to Trustees
       ----------------------    -------------------  -------------------   -----------------

Walter E. Auch, Trustee                $54,300                N/A                $49,800/2/
Frank K. Reilly, Trustee               $66,300                N/A                $61,800/2/
Edward M. Roob, Trustee                $66,300                N/A                $61,800/2/
Adela Cepeda, Trustee                  $32,700                N/A                $12,750/3/
J. Mikesell Thomas, Trustee            $32,700                N/A                $12,750/3/

/1/  Represents  aggregate annual compensation paid by the Trust to each Trustee indicated  for the  fiscal  year ended June 30,  2004.  Ms.  Cepeda and Mr.
     Thomas were elected to serve on Board of Trustees of the Trust on March 29,
     2004.

/2/  This amount  represents the aggregate  amount of  compensation  paid to the
     Trustees  for  service on the Board of  Directors/Trustees  of three  (with regard to Mr. Auch) and four (with regard to Messrs. Reilly and Roob) other investment  companies  managed by UBS Global AM  (Americas) or an affiliate for the fiscal year ended June 30, 2004.

/3/  This amount  represents the amount of  compensation  paid to Ms. Cepeda and
     Mr.  Thomas for service on the Board of Directors  of one other  investment company  managed by UBS Global AM (Americas) for the fiscal year ended June
     30, 2004, and beginning on March 29, 2004, two other  investment  companies managed by UBS Global AM (Americas).

No officer or  Trustee  of the Trust who is also an officer or  employee  of the
Advisor receives any compensation  from the Trust for services to the Trust. The
Trust pays each Trustee who is not  affiliated  with the Advisor a fee of $6,000 per year,  plus $300 per Series per  meeting,  and  reimburses  each Trustee and officer for  out-of-pocket  expenses in connection with travel and attendance at
Board meetings.

Each Trustee sits on the Trust's Audit Committee,  which has the responsibility, among other  things,  to: (i) select,  oversee and set the  compensation  of the
Trust's independent auditors;  (ii) oversee the Trust's accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal  controls of certain service  providers;  (iii) oversee the quality and objectivity  of the Fund's  financial  statements and the  independent  audit(s)
thereof;  and (iv) act as a liaison between the Trust's independent auditors and the full Board. The Audit Committee met three times during the fiscal year ended
June 30, 2004.

                                      -39-

Each  Trustee  sits  on the  Trust's  Nominating,  Compensation  and  Governance
Committee,  which has the  responsibility,  among  other  things,  to:  (i) make recommendations and to consider shareholder  recommendations for nominations for
Board  members;  (ii) review  Board  governance  procedures  and  recommend  any appropriate changes to the full Board; (iii) periodically review  Non-Interested
Board  member  compensation  and  recommend  any  changes to the  Non-Interested members  as a group;  and  (iv)  make  recommendations  to the  full  Board  for nominations for membership on all committees,  review all committee  assignments
annually  and  periodically  review  the   responsibilities  and  need  for  all
committees of the Board. The Nominating,  Compensation and Governance  Committee
met one time during the fiscal year ended June 30, 2004.

There  is  not a  separate  Investment  Committees.  Items  pertaining  to  this
Committee are submitted to the full Board.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of the date of this SAI, UBS Global AM owned 100% of all  outstanding  shares of the Fund and thus may be deemed a controlling  shareholder  of the Fund until additional  shareholders  purchase  shares.  As of the  same  date,  none of the
Trustees  or  officers  of the Fund  beneficially  owned any of the  outstanding shares of the Fund.

Any  person  who owns  beneficially,  either  directly  or  through  one or more controlled  companies,  more than 25% of the  voting  securities  of the Fund is presumed  to  control  the Fund  under the  provisions  of the Act.  Note that a controlling  person  possesses  the  ability to control  the  outcome of matters submitted for shareholder vote of the Fund.

   INVESTMENT ADVISORY, PRINCIPAL UNDERWRITING AND OTHER SERVICE ARRANGEMENTS

Advisor

UBS Global  Asset  Management  (Americas)  Inc.  manages  the assets of the Fund pursuant to its investment  advisory  agreement with the Fund (the "Agreement").
The  Advisor is an  investment  management  firm  managing  approximately  $39.3 billion, as of December 31, 2003, primarily for institutional pension and profit sharing  funds.  The Advisor is an indirect,  wholly-owned  subsidiary of UBS AG
("UBS")  and a member of the UBS Global  Asset  Management  Division,  which had approximately $463 billion in assets under management as of December 31, 2003.

The Advisor also serves as the investment  advisor or sub-advisor to twenty-five other  investment  companies:  The UBS Funds,  Fort Dearborn Income  Securities,
Inc., UBS (US) Group Trust, Allmerica Core Equity Fund-Large Value, AXP Partners
Small Growth Fund, BB&T  International  Equity Fund,  Enterprise Growth & Income
Portfolio  (Enterprise  Accumulation  Trust),  Enterprise Growth and Income Fund
(Enterprise Group of Funds),  Enterprise  Strategic  Allocation Fund (Enterprise
Group of Funds), Guardian UBS Large Cap Value Fund, Guardian UBS Small Cap Value
Fund,  Guardian  UBS VC large Cap Value  Fund,  Guardian  UBS VC Small Cap Value
Fund,  ING DSI Enhanced S&P 500  Portfolio,  ING UBS Tactical  Asset  Allocation
Portfolio,  ING UBS U.S. Balanced  Portfolio,  JPMorgan  Multi-Manager Small Cap
Growth Fund, Lincoln Variable  Insurance Products  Trust-Global Asset Allocation
Fund,

                                      -40-

Manulife Global  Allocation Trust, MTB (formerly  Vision)  International  Equity
Fund, Ohio National Small Cap Growth,  Principal  Partners Small Cap Growth Fund
II, Principal Small Cap Growth Fund, Inc.,  Principal  Variable  Contracts Fund,
Inc., and Saratoga Health & Biotechnology Portfolio.

Pursuant to its  Agreement  with the Trust,  on behalf of the Fund,  the Advisor will receive from the Fund for providing  investment advisory services a monthly fee at an annual rate  according to the  following  fee  schedule:  0.85% on the first $500 million of assets under management; 0.80% on the next $500 million to
$1 billion  of assets  under  management;  0.75% on the next $1 billion to $ 1.5 billion  of assets  under  management;  0.725% on the next $1.5  billion  to $ 2 billion of assets under  management;  and 0.70% above $2 billion of assets under management.  The Advisor is responsible  for paying its expenses.  The Fund will
pay  the  following  expenses:   (1)  the  fees  and  expenses  of  the  Trust's
disinterested  Trustees;  (2) the  salaries  and  expenses of any of the Trust's officers or employees  who are not  affiliated  with the  Advisor;  (3) interest expenses;  (4) taxes and governmental fees; (5) brokerage  commissions and other expenses  incurred in acquiring or  disposing of portfolio  securities;  (6) the expenses of  registering  and  qualifying  shares for sale with the SEC and with various  state  securities  commissions;  (7)  auditing  and  legal  costs;  (8)
insurance   premiums;   (9)  fees  and   expenses  of  the  Trust's   custodian,
administrator  and transfer  agent and any related  services;  (10)  expenses of obtaining  quotations  of the Funds'  portfolio  securities  and of pricing  the
Funds' shares;  (11) expenses of maintaining  the Trust's legal existence and of shareholders'  meetings;  (12)  expenses  of  preparation  and  distribution  to existing  shareholders of reports,  proxies and prospectuses;  and (13) fees and expenses of membership in industry organizations.

The Fund is subject to a one-year contractual expense limit at the rate of 1.10%
of the Fund's  average  daily net  assets,  excluding  any 12b-1 Plan fees.  The contractual  fee waiver and/or  expense  reimbursement  agreement will remain in place until June 30, 2005.  Thereafter,  the expense  limit for the Fund will be reviewed each year, at which time the  continuation of the expense limit will be considered by the Advisor and the Board of Trustees.  The contractual fee waiver agreement also provides that the Advisor is entitled to reimbursement of fees it waived and/or  expenses it reimbursed for a period of three years following such fee waivers and expense  reimbursements,  provided that the reimbursement by the
Fund of the Advisor will not cause the total  operating  expense ratio to exceed the contractual limit as then may be in effect for the Fund.

General expenses of the Trust (such as costs of maintaining corporate existence, legal  fees,  insurance,  etc.) will be  allocated  among the Fund and the other series of the Trust in proportion to their  relative net assets.  Expenses which relate  exclusively to the Fund, such as certain  registration  fees,  brokerage commissions and other portfolio expenses, will be borne directly by the Fund.

[At the  September  28,  2004  meeting of the  Trust's  Board of  Trustees,  the
Trustees considered and approved for a period of two years the Agreement between the Trust and the Advisor on behalf of the Fund.]

[Discussion  of the  factors  that the  Trustees  considered  in  approving  the
Agreement to be included  after the  Agreement is approved at the  September 28,
2004 meeting of the Board of Trustees.]

                                      -41-

Administrative, Accounting and Custody Services

Administrative and Accounting Services. UBS Global AM, with its principal office located at 51 West 52nd Street,  New York,  New York  10019-6114,  serves as the
Fund's  administrator.  The  Administrator  is an  indirect  wholly-owned  asset management subsidiary of UBS. The Administrator is an affiliate of the Advisor.

As administrator,  the  Administrator  supervises and manages all aspects (other than  investment  advisory  activities)  of the  Fund's  operations.  Under  the
Administration  Contract,  the Administrator will not be liable for any error of judgment or mistake of law or for any loss  suffered  by the Fund,  the Trust or any of its shareholders in connection with the performance of the Administration
Contract,  except a loss resulting from willful misfeasance,  bad faith or gross negligence on the part of the  Administrator in the performance of its duties or
from  reckless  disregard  of  its  duties  and  obligations   thereunder.   The
Administration  Contract  terminates  automatically  upon its  assignment and is terminable at any time without penalty by the Board or by vote of the holders of a majority of the Fund's  outstanding  voting  securities,  on 60 days'  written notice to the Administrator,  or by the Administrator on 60 days' written notice to the Trust.  The Fund pays a fee to the  Administrator  that is computed daily and paid monthly at an annual rate of 0.075% of average  daily net assets of the
Fund.

J.P.  Morgan  Investors  Services  Co.  ("J.P.   Morgan")  provides  accounting,
portfolio  valuation  and certain  administrative  services for the Fund under a
Multiple Services Agreement between the Trust and JPMorgan Chase Bank ("JPMorgan
Chase Bank"). J.P. Morgan is located at 73 Tremont Street, Boston, MA 02108-3913 and is a corporate affiliate of JPMorgan Chase.

Custody Services. JPMorgan Chase Bank, located at 270 Park Avenue, New York, New
York 10017, provides custodian services for the securities and cash of the Fund.
The custody fee  schedule  is based  primarily  on the net amount of assets held during the period for which payment is being made plus a per transaction fee for
transactions   during  the  period.   JPMorgan   Chase  Bank  utilizes   foreign
sub-custodians  under  procedures  approved  by the  Board  in  accordance  with applicable legal requirements.

Principal Underwriting Arrangements

UBS Global AM (the  "Underwriter")  acts as the  principal  underwriter  of each class of shares of the Fund pursuant to a Principal  Underwriting  Contract with the Trust. The Principal  Underwriting  Contract requires the Underwriter to use its best efforts,  consistent with its other  businesses,  to sell shares of the
Fund. Shares of the Funds are offered continuously.  The Underwriter enters into dealer agreements with other broker-dealers  (affiliated and non-affiliated) and with other financial institutions to authorize them to sell Fund shares.

Under  separate  plans  pertaining to the Class A, Class B and Class C shares of the Fund  adopted by the Trust in the manner  prescribed  under Rule 12b-1 under the Act  (each,  respectively,  a "Class A Plan,"  "Class B Plan"  and  "Class C
Plan," and collectively,  "Plans"), the Fund pays the Underwriter a service fee, accrued  daily and payable  monthly,  at the annual rate of 0.25% of the average daily net assets of each class of shares.  Under the Class B Plan, the Fund pays the Underwriter a distribution  fee, accrued daily and payable  monthly,  at the annual rate of 0.75% of

                                      -42-

the average daily net assets of the class of shares. Under the Class C Plan, the
Fund pays the Underwriter a distribution fee, accrued daily and payable monthly, at the  annual  rate of 0.75% of the  average  daily net  assets of the class of shares.  There is no distribution plan with respect to the Fund's Class Y shares and the Fund pays no service or  distribution  fees with  respect to its Class Y shares.

The  Underwriter  uses the service fees under the Plans for Class A, Class B and
Class C shares primarily to pay dealers for shareholder servicing,  currently at the annual rate of 0.25% of the aggregate  investment  amounts maintained in the
Fund by each dealer.  Each dealer then compensates its investment  professionals for  shareholder  servicing  that they  perform and offsets its own  expenses in servicing  and  maintaining  shareholder  accounts  including  related  overhead expenses.

The Underwriter uses the  distribution  fees under the Class B and Class C Plans to offset the  commissions it pays to dealers for selling the Fund's Class B and
Class  C  shares,  respectively,  and  to  offset  the  Fund's  marketing  costs attributable to such classes, such as the preparation, printing and distribution
of  sales  literature,   advertising  and  prospectuses  and  other  shareholder
materials to prospective  investors.  The Underwriter may also use  distribution fees to pay  additional  compensation  to  dealers  and to  offset  other  costs allocated to the Underwriter's distribution activities.

The  Underwriter  receives  the  proceeds of the initial  sales charge paid when
Class A shares are bought and of the contingent  deferred sales charge paid upon sales of shares. These proceeds also may be used to cover distribution expenses.

The Plans and the Principal Underwriting Contract specify that the Fund must pay service and distribution fees to the Underwriter as compensation for its service and distribution related activities,  not as reimbursement for specific expenses incurred. Therefore, even if the Underwriter's expenses for the Fund exceeds the service or distribution fees it receives,  the Fund will not be obligated to pay more than those fees. On the other hand, if the Underwriter's  expenses are less than such fees,  it will retain its full fees and realize a profit.  Expenses in excess of  service  and  distribution  fees  received  or  accrued  through  the termination date of any Plan will be the Underwriter's  sole  responsibility and not  that  of  the  Funds.  Annually,  the  Board  reviews  the  Plans  and  the
Underwriter's  corresponding  expenses  for  each  class of  shares  of the Fund separately from the Plans and expenses of the other classes of shares.

Among other things,  each Plan provides that (1) the Underwriter  will submit to the  Board at least  quarterly,  and the  Board  members  will  review,  reports regarding  all amounts  expended  under the Plan and the purposes for which such expenditures  were made, (2) the Plan will continue in effect only so long as it is approved at least annually,  and any material  amendment thereto is approved, by the Board,  including those Board members who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the operation of the Plan or any agreement  related to the Plan, acting in person at a meeting called for that  purpose,  (3)  payments by the Fund under the Plan shall not be materially  increased  without the  approval  by a majority  of the  outstanding voting  securities  of the  relevant  class of the Fund,  and (4) while the Plan remains in effect,  the  selection  and  nomination of Board members who are not
"interested

                                      -43-

persons" of the Trust shall be committed to the  discretion of the Board members who are not "interested persons" of the Trust.

In  reporting  amounts  expended  under  the  Plans to the  Board  members,  the
Underwriter  allocates  expenses  attributable  to the sale of each class of the
Funds'  shares to such class based on the ratio of sales of shares of such class to the sales of all three  classes of shares.  The fees paid by one class of the
Fund's  shares will not be used to subsidize  the sale of any other class of the
Fund's shares.

In approving the Class A Plan,  the Class B Plan and the Class C Plan, the Board
considered  all the  features  of the  distribution  system and the  anticipated benefits  to the Funds and their  shareholders.  With  regard to each Plan,  the
Board  considered (1) the advantages to the  shareholders  of economies of scale resulting from growth in the Funds' assets and potential  continued growth,  (2)
the services  provided to the Funds and their  shareholders by the  Underwriter,
(3) the services  provided by dealers pursuant to each dealer agreement with the
Underwriter,  and (4) the  Underwriter  shareholder  service-related  and, where applicable, distribution-related expenses and costs. With respect to the Class B
Plan, the Board also recognized that the Underwriters' willingness to compensate dealers  without the  concomitant  receipt by the  Underwriter  of initial sales charges was  conditioned  upon its  expectation of being  compensated  under the
Class B Plan.

With  respect to each  Plan,  the Board  considered  all  compensation  that the
Underwriter  would  receive  under  the  Plan  and  the  Principal  Underwriting
Contract,  including  service fees and, as  applicable,  initial sales  charges, distribution  fees  and  contingent  deferred  sales  charges.  The  Board  also considered the benefits that would accrue to the Underwriter  under each Plan in
that  the  Underwriter  would  receive  service,   distribution,   advisory  and
administrative  fees that are calculated  based upon a percentage of the average net assets of the Funds which fees would  increase if the Plans were  successful and the Fund attained and maintained significant asset levels.

Transfer Agency Services

PFPC Inc.  ("PFPC"),  a  subsidiary  of PNC Bank,  N.A.,  serves as the  Trust's transfer and dividend disbursing agent. It is located at 760 Moore Road, King of
Prussia, PA 19406.

Independent Auditors

Ernst & Young LLP, New York, New York, are the independent auditors of the Fund.

Legal Counsel

Stradley,  Ronon,  Stevens & Young, LLP,  Philadelphia,  Pennsylvania,  is legal counsel to the Trust and the Non-Interested Trustees.

Personal Trading Policies

The Trust,  the Advisor and the Underwriter  have adopted a Code of Ethics.  The
Code of Ethics  establishes  standards  by which  employees  of UBS Global Asset
Management (including all

                                      -44-

employees of the Advisor and  Underwriter)  (together,  "Covered  Persons") must abide when engaging in personal securities trading conduct.

Under the Code of Ethics,  Covered  Persons are  prohibited  from: (i) knowingly buying,  selling or  transferring  any security  (subject to narrow  exceptions)
within five calendar days before or after that same  security,  or an equivalent security,  is  purchased  or sold by the Fund;  (ii)  entering  into a net short position with respect to any security that is held by the Fund; (iii) purchasing or  selling  futures  (except  currency  forwards)  that  are not  traded  on an exchange,  as  well as  options  on any  type of  futures;  and  (iv)  acquiring securities  in an  initial  public  offering  (other  than a new  offering  of a registered open-end investment company).

In  addition,   Covered  Persons  must  obtain  prior  written  approval  before purchasing,  selling or transferring any security subject to certain  exceptions listed in the Code of Ethics.  Covered Persons and Trustees are required to file the following reports:  (1) an initial holdings report disclosing all securities owned by the Covered Person or Interested  Trustee and any  securities  accounts maintained  by the Covered  Person or  Interested  Trustee,  which must be filed
within  ten  days  of   becoming  a  Covered   Person  or   Interested   Trustee
(Non-Interested  Trustees  are  not  required  to  file  this  report);  and (2)
quarterly  reports  of  security  investment  transactions  and  new  securities accounts.  Non-Interested  Trustees need only report a transaction in a security if such Trustee,  at the time of the transaction,  knew or should have known, in the ordinary course of fulfilling his official duties as a Trustee, that, during the 15-day period immediately  preceding or after the date of the transaction by the  Trustee,  such  security was  purchased  or sold by the Fund,  or was being considered for purchase or sale by the Fund.

A copy of the Code of Ethics has been filed with and is  available  through  the
Commission.

Proxy Voting Policies

The Board of Trustees  believes that the voting of proxies on securities held by the Fund is an important element of the overall investment process. As such, the
Board has  delegated  the  responsibility  to vote such proxies to UBS Global AM
(Americas).  Following is a summary of UBS Global AM  (Americas)'s  proxy voting policy.

You may obtain  information  about the Fund's  proxy voting  decisions,  without charge,  online on the Trust's  website  (www.ubs.com/ubsglobalam-proxy)  or the
EDGAR database on the SEC's website (www.sec.gov).

The proxy voting  policy of UBS Global AM (Americas) is based on its belief that voting rights have economic  value and must be treated  accordingly.  Generally,
UBS Global AM  (Americas)  expects the boards of directors of companies  issuing securities held by its clients to act as stewards of the financial assets of the company,  to exercise good  judgment and practice  diligent  oversight  with the management  of the  company.  While  there  is no  absolute  set of  rules  that determine appropriate corporate governance under all circumstances and no set of rules will guarantee ethical behavior,  there are certain benchmarks,  which, if substantial progress is made toward, give evidence of good corporate governance.
UBS  Global AM  (Americas)  may  delegate  to an  independent  proxy  voting and research  service the  authority to exercise the voting rights  associated  with certain client  holdings.  Any such delegation  shall be made with the direction

                                      -45-

that the votes be exercised in accordance with UBS Global AM (Americas)'s  proxy voting policy.

When UBS Global AM (Americas)'s view of a company's management is favorable, UBS
Global AM (Americas) generally supports current management initiatives. When UBS
Global AM  (Americas)'s  view is that changes to the management  structure would probably  increase  shareholder  value, UBS Global AM (Americas) may not support existing management proposals. In general, UBS Global AM (Americas): (1) opposes proposals which act to entrench  management;  (2) believes that boards should be independent of company management and composed of persons with requisite skills,
knowledge  and  experience;   (3)  opposes  structures  which  impose  financial
constraints  on  changes  in  control;  (4)  believes   remuneration  should  be
commensurate  with  responsibilities  and  performance;  and (5)  believes  that appropriate steps should be taken to ensure the independence of auditors.

UBS Global AM (Americas) has implemented procedures designed to identify whether it has a conflict of interest in voting a particular  proxy proposal,  which may arise as a result  of its or its  affiliates'  client  relationships,  marketing efforts or banking,  investment banking and broker/dealer activities. To address such  conflicts,  UBS Global AM  (Americas)  has  imposed  information  barriers between it and its  affiliates  who  conduct  banking,  investment  banking  and broker/dealer  activities and has  implemented  procedures to prevent  business, sales and marketing issues from influencing its proxy votes. Whenever UBS Global
AM  (Americas) is aware of a conflict  with respect to a particular  proxy,  its appropriate local corporate governance committee is required to review and agree to the manner in which such proxy is voted.

Bank Line of Credit

The Fund participates with other funds managed by UBS Global AM in a $50 million committed credit facility with JPMorgan Chase Bank, to be utilized for temporary financing  until the  settlement of sales or purchases of portfolio  securities, the repurchase or redemption of shares at the request of shareholders  and other temporary or emergency purposes. Under the credit facility arrangement, the Fund has agreed to pay a commitment  fee, pro rata,  based on the relative asset size of the funds  participating in the credit facility.  Interest is charged to each fund at rates based on prevailing market rates at the time of borrowings.

                PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

The Advisor is responsible for decisions to buy and sell securities for the Fund and for the placement of the Fund's  portfolio  business and the  negotiation of commissions, if any, paid on such transactions. Fixed income securities in which the Fund invests are traded in the over-the-counter market. These securities are generally  traded on a net basis with dealers  acting as principal for their own accounts  without a stated  commission,  although the bid/ask  spread  quoted on securities  includes  an implicit  profit to the  dealers.  In  over-the-counter transactions,  orders are placed directly with a principal market-maker unless a better  price  and  execution  can be  obtained  by  using a  broker.  Brokerage commissions are paid on transactions in listed securities, futures contracts and options thereon. The Advisor is responsible for effecting portfolio transactions and will do so in a manner  deemed fair and  reasonable  to the Fund.  Under its advisory  agreements  with the Fund,  the Advisor is  authorized  to utilize the trading desk of its

                                      -46-

foreign affiliates to execute foreign securities transactions,  but monitors the selection by such affiliates of brokers and dealers used to execute transactions for the Fund.

The primary consideration in all portfolio transactions will be prompt execution of orders in an efficient manner at the most favorable price.  However,  subject to  policies  established  by the  Board  of  the  Trust,  the  Fund  may  pay a
broker-dealer a commission for effecting a portfolio transaction for the Fund in excess of the amount of commission another  broker-dealer  would have charged if the Advisor  determines in good faith that the commission paid was reasonable in relation to the brokerage or research services  provided by such  broker-dealer,
viewed  in  terms  of  that  particular   transaction  or  such  firm's  overall
responsibilities  with respect to the clients,  including  the Fund, as to which the  Advisor  exercises  investment  discretion.  In  selecting  and  monitoring broker-dealers  and negotiating  commissions,  the Advisor  considers the firm's reliability, the quality of its execution services on a continuing basis and its financial condition. When more than one firm is believed to meet these criteria, preference may be given to brokers who provide research or statistical  material or other services to the Fund or to the Advisor.  Such services  include advice, both  directly  and  in  writing,  as  to  the  value  of  the  securities;  the advisability  of  investing  in,  purchasing  or  selling  securities;  and  the availability of securities,  or purchasers or sellers of securities,  as well as analyses and reports concerning issues, industries, securities, economic factors and trends,  portfolio strategy and the performance of accounts. This allows the
Advisor to supplement  its own  investment  research  activities  and obtain the views and  information  of  others  prior to making  investment  decisions.  The
Advisor is of the opinion  that,  because  this  material  must be analyzed  and reviewed by its staff,  the receipt  and use of such  material  does not tend to reduce  expenses  but may  benefit  the  Fund  by  supplementing  the  Advisor's research.

The Advisor effects  portfolio  transactions for other investment  companies and advisory accounts.  Research services furnished by dealers through whom the Fund effects its securities  transactions may be used by the Advisor in servicing all of their  accounts;  not all such  services may be used in  connection  with the
Fund.  In the opinion of the Advisor,  it is not possible to measure  separately the  benefits  from  research  services to each of the accounts  (including  the
Fund).  The Advisor will attempt to equitably  allocate  portfolio  transactions among the Fund and others whenever concurrent  decisions are made to purchase or sell securities by the Fund and another.  In making such allocations between the
Fund and others, the main factors to be considered are the respective investment objectives,  the relative  size of portfolio  holdings of the same or comparable securities,  the  availability  of cash for  investment,  the size of investment commitments  generally  held and the  opinions  of the persons  responsible  for recommending  investments  to the  Fund  and the  others.  In some  cases,  this procedure  could  have an  adverse  effect on the Fund.  In the  opinion  of the
Advisor,  however,  the results of such procedures will, on the whole, be in the best interest of each of the clients.

When buying or selling  securities,  the Fund may pay commissions to brokers who are affiliated with the Advisor or the Fund. The Fund may purchase securities in certain underwritten offerings for which an affiliate of the Fund or the Advisor may act as an underwriter. The Fund may effect futures transactions through, and pay  commissions  to, futures  commission  merchants who are affiliated with the
Advisor or the Fund in accordance with procedures adopted by the Board.

                                      -47-

Portfolio Turnover

The Fund is free to dispose of its portfolio  securities at any time, subject to complying with the Code and the Act, when changes in circumstances or conditions make such a move desirable in light of the Fund's investment objective. The Fund will not attempt to achieve or be limited to a  predetermined  rate of portfolio turnover,  such a turnover always being  incidental to  transactions  undertaken with a view to achieving that Fund's investment objective.

The Fund  does not  intend  to use  short-term  trading  as a  primary  means of achieving its  investment  objective.  The rate of portfolio  turnover  shall be calculated  by  dividing  (a) the  lesser of  purchases  and sales of  portfolio securities  for the  particular  fiscal year by (b) the  monthly  average of the value of the portfolio securities owned by the Fund during the particular fiscal year.  Such monthly  average  shall be  calculated by totaling the values of the portfolio  securities  as of the  beginning  and end of the  first  month of the particular fiscal year and as of the end of each of the succeeding eleven months and dividing the sum by 13.

The  portfolio  turnover  rate for the Fund may exceed 100%,  and in some years,
200%. A high  portfolio  turnover  rate (over 100%) may involve  correspondingly greater brokerage  commissions and other transaction  costs, which will be borne directly by the Fund and  ultimately  by the Fund's  shareholders.  In addition, high portfolio turnover may result in increased short-term capital gains, which, when distributed to shareholders, are treated as ordinary income.

                          SHARES OF BENEFICIAL INTEREST

The  Trust  currently  offers  four  classes  of shares  for the  Fund:  the UBS
Fund-Class A (the Class A shares),  UBS  Fund-Class B (the Class B shares),  UBS
Fund-Class  C (the Class C shares)  and UBS  Fund-Class  Y (the Class Y shares).
Class B shares include Sub-Class B-1 shares, Sub-Class B-2 shares, Sub-Class B-3 shares,  and Sub-Class B-4 shares.  The Fund is authorized to issue an unlimited number of shares of beneficial  interest with a $0.001 par value per share. Each share of beneficial interest  represents an equal proportionate  interest in the assets  and  liabilities  of  the  Fund  and  has  identical  voting,  dividend, redemption,  liquidation, and other rights and preferences as the other class of the Fund,  except that only the Class A shares may vote on any matter  affecting the Class A Plan. Similarly,  only Class B shares and Class C shares may vote on matters that affect only the Class B Plan and Class C Plan. No class may vote on matters that affect only another  class.  Under Delaware law, the Trust does not normally hold annual  meetings of  shareholders.  Shareholders'  meetings may be held from time to time to consider  certain  matters,  including  changes to the
Fund's fundamental  investment  objective and fundamental  investment  policies, changes to the Fund's investment advisory agreement and the election of Trustees when required by the Act. When matters are submitted to shareholders for a vote, shareholders  are entitled to one vote per share with  proportionate  voting for fractional  shares.  The shares of the Fund do not have cumulative voting rights or any preemptive or conversion  rights,  and the Trustees have authority,  from time to time,  to divide or  combine  the  shares of the Fund into a greater  or lesser number of shares so affected.  In the case of a liquidation  of the Fund, each  shareholder  of the  Fund  will be  entitled  to  share,  based  upon  the shareholder's percentage share ownership, in the distribution out of assets, net of  liabilities,  of the Fund.  No  shareholder  is liable for further  calls or assessment by the Fund.

                                      -48-

On any matters affecting only one series or class, only the shareholders of that series or class are  entitled  to vote.  On  matters  relating  to the Trust but affecting the series of the Trust  differently,  separate  votes by the affected series or classes are required.  With respect to the  submission to  shareholder vote of a matter requiring  separate voting by series or class, the matter shall have been  effectively  acted  upon  with  respect  to any  series or class if a majority of the outstanding  voting securities of that series or class votes for the approval of the matter,  notwithstanding  that:  (1) the matter has not been approved by a majority of the outstanding  voting securities of any other series or  class;  and (2) the  matter  has not  been  approved  by a  majority  of the outstanding voting securities of the Trust.

The Trustees of the Trust do not intend to hold annual  meetings of shareholders of the Fund. The SEC, however,  requires the Trustees to promptly call a meeting for the  purpose of voting  upon the  question  of removal of any  Trustee  when requested to do so by not less than 10% of the  outstanding  shareholders of the
Fund. In addition,  subject to certain conditions,  shareholders of the Fund may apply  to  the  Fund  to  communicate  with  other  shareholders  to  request  a shareholders' meeting to vote upon the removal of a Trustee or Trustees.

       REDUCED SALES CHARGES, ADDITIONAL PURCHASE, EXCHANGE AND REDEMPTION
                         INFORMATION AND OTHER SERVICES

Sales Charge Reductions and Waivers

Waivers of Sales  Charges--Class A Shares. The following additional sales charge waivers are available for Class A shares if you:

o    Acquire shares in connection  with a  reorganization  pursuant to which the
     Fund acquires  substantially  all of the assets and  liabilities of another fund in exchange solely for shares of the acquiring Fund;

o    Acquire shares in connection with the disposition of proceeds from the sale of shares of Managed High Yield Plus Fund Inc.  that were  acquired  during that fund's initial  public  offering of shares and that meet certain other conditions described in its prospectus; or

o    Acquire shares in connection with shares  purchased by UBS Global AM or any affiliate on behalf of a discretionary advisory client.

Reinstatement  Privilege--Class A Shares. Shareholders who have redeemed Class A shares may  reinstate  their  account  without a sales charge by  notifying  the transfer  agent of such  desire  and  forwarding  a check  for the  amount to be purchased within 365 days after the date of redemption.  The reinstatement  will be made at the net asset  value  per share  next  computed  after the  notice of reinstatement  and check are  received.  T he amount of a  purchase  under  this reinstatement  privilege  cannot exceed the amount of the  redemption  proceeds.
Gain on a redemption  will be taxable  regardless  of whether the  reinstatement privilege is exercised,  although a loss arising out of a redemption will not be deductible to the extent the reinstatement privilege is exercised within 30 days after redemption, in which event an adjustment will be made to the shareholder's tax basis for shares acquired pursuant to the reinstatement  privilege.  Gain or loss on a redemption  also will be readjusted for federal income tax purposes by the

                                      -49-

amount of any sales charge paid on Class A shares,  under the  circumstances and to the  extent  described  in  "Taxes--Special  Rule for Class A  Shareholders,"
below.

Purchases  of  Class  A  Shares   Through  the  UBS   Financial   Services  Inc.
InsightOne(SM) Program.  Investors who purchase shares through the UBS Financial
Services Inc.  InsightOne(SM) Program are eligible to purchase Class A shares of the funds for which the Underwriter  serves as investment  advisor or investment manager  without a sales load,  and may exchange those shares for Class A shares of the Fund.  The UBS Financial  Services Inc.  InsightOne(SM)  Program offers a nondiscretionary brokerage account to UBS Financial Services Inc. clients for an asset-based  fee at an annual rate of up to 1.50% of the assets in the  account.
Account holders may purchase or sell certain investment  products without paying commissions or other markups/markdowns.

Payments by UBS Global  AM--Class B Shares.  For  purchases of Class B shares in amounts of less than $100,000,  your broker is paid an up-front commission equal to 4% of the amount sold. For purchases of Class B shares in amounts of $100,000 up to  $249,999,  your broker is paid an up-front  commission  of 3.25%,  and in amounts of $250,000  to  $499,999,  your  broker is paid an up-front  commission equal to 2.5% of the amount sold.  For purchases of Class B shares in amounts of
$500,000 to $999,999,  your broker is paid an up-front commission equal to 1.75%
of the amount sold.

Payments by UBS Global AM--Class Y Shares. Class Y shares are sold without sales charges  and  do  not  pay  ongoing  12b-1  distribution  or  service  fees.  As distributor of the Class Y shares,  the Underwriter may, from time to time, make payments  out of its own  resources  to  dealers  who sell Class Y shares of the
Family Funds to shareholders who buy $10 million or more at any one time.

Purchases of Shares Through the PACE(SM) Multi Advisor Program.  An investor who participates in the PACE(SM) Multi Advisor Program is eligible to purchase Class
A shares. The PACE(SM) Multi Advisor Program is an advisory program sponsored by
UBS Financial  Services Inc. that provides  comprehensive  investment  services, including investor profiling,  a personalized asset allocation strategy using an appropriate combination of funds, and a quarterly investment performance review.
Participation  in the PACE(SM) Multi Advisor Program is subject to payment of an advisory fee at the effective  maximum annual rate of 1.5% of assets.  Employees of UBS Financial  Services Inc. and its  affiliates  are entitled to a waiver of this fee. Please contact your UBS Financial  Services Inc.  Financial Advisor or
UBS Financial Services Inc.  correspondent firms for more information concerning mutual funds that are available through the PACE(SM) Multi Advisor Program.

Additional Information Regarding Purchases Through Letter of Intent

To the extent that an investor  purchases more than the dollar amount  indicated
on the Letter of Intent and  qualifies for a further  reduced sales charge,  the sales charge will be adjusted for the entire amount  purchased at the end of the
13-month period,  upon recovery from the investor's  investment  professional of its portion of the sales charge  adjustment.  Once received from the  investment professional,  the sales charge  adjustment will be used to purchase  additional shares at the then current offering price applicable to the actual amount of the aggregate purchases. These

                                      -50-

additional shares will not be considered as part of the total investment for the purpose of  determining  the applicable  sales charge  pursuant to the Letter of
Intent.  No sales charge adjustment will be made unless and until the investor's investment professional returns any excess commissions previously received.

To the extent that an investor  purchases less than the dollar amount  indicated
on the Letter of Intent  within the  13-month  period,  the sales charge will be adjusted  upward  for the entire  amount  purchased  at the end of the  13-month period. This adjustment will be made by redeeming shares first from amounts held in escrow,  and then from the account to cover the additional sales charge,  the proceeds of which will be paid to the investor's investment professional and UBS
Global Asset Management, as applicable, in accordance with the prospectus.

Letters of Intent are not available for certain employee benefit plans.

Additional Exchange and Redemption Information.  As discussed in the Prospectus, eligible  shares of the Fund may be  exchanged  for shares of the  corresponding class of other series of the Trust and most other Family  Funds.  Class Y shares are not eligible for exchange.

Shareholders  will  receive  at least  60 days'  notice  of any  termination  or material  modification of the exchange offer, except no notice need be given if, under  extraordinary  circumstances,  either redemptions are suspended under the circumstances described below or the Fund temporarily delays or ceases the sales of its shares because it is unable to invest  amounts  effectively in accordance with the Fund's investment objective, policies and restrictions.

The  Trust  will  satisfy  redemption  requests  in cash to the  fullest  extent feasible,  so long as such payments  would not, in the opinion of the Advisor or
the  Board,   result  in  the  necessity  of  the  Fund  selling   assets  under
disadvantageous conditions and to the detriment of the remaining shareholders of the Fund.  Pursuant to the Trust's  Agreement and Declaration of Trust,  payment for shares redeemed may be made either in cash or in-kind, or partly in cash and partly in-kind. Under unusual circumstances, when the Board deems it in the best interest  of the  Fund's  shareholders,  the Trust may make  payment  for shares repurchased  or redeemed in whole or in part in  securities of the Fund taken at current values.  With respect to such redemptions in kind, the Trust has made an election  pursuant to Rule 18f-1 under the Act.  This will  require the Trust to redeem in cash at a  shareholder's  election  in any case  where the  redemption involves  less  than  $250,000  (or 1% of the  Fund's  net  asset  value  at the beginning of each 90-day period during which such redemptions are in effect,  if that  amount  is less than  $250,000),  during  any  90-day  period  for any one shareholder. Should payment be made in securities, the redeeming shareholder may incur brokerage costs in converting such securities to cash. In-kind payments to non-affiliated  shareholders  need not constitute a cross-section  of the Fund's portfolio.  Where a shareholder has requested redemption of all or a part of the shareholder's  investment and where the Fund computes such  redemption  in-kind, the Fund  will  not  recognize  gain or loss for  federal  tax  purposes  on the securities  used to compute the redemption,  but the shareholder  will recognize gain or loss  equal  to the  difference  between  the fair  market  value of the securities  received and the  shareholder's  basis in the Fund shares  redeemed.
Pursuant to redemption  in-kind procedures adopted by the Board on behalf of the
Fund, the Trust is permitted to pay redemptions in-kind to shareholders that are affiliated persons of the Fund by nature of a greater than 5% ownership interest in the Fund.

                                      -51-

The Fund may  suspend  redemption  privileges  or  postpone  the date of payment during any period (1) when the New York  Stock  Exchange  ("NYSE")  is closed or trading  on the  NYSE is  restricted  as  determined  by the  SEC,  (2)  when an emergency  exists,  as  defined  by  the  SEC,  that  makes  it  not  reasonably practicable  for the Fund to  dispose  of  securities  owned by it or  fairly to determine the value of its assets, or (3) as the SEC may otherwise  permit.  The redemption price may be more or less than the shareholder's  cost,  depending on the market value of the Fund's portfolio at the time.

Financial Institutions.  The Fund may authorize financial institutions, or their agents,  to accept on the Fund's behalf purchase and redemption  orders that are in "good form" in accordance with the policies of those  institutions.  The Fund will be deemed to have received these  purchase and redemption  orders when such financial institution or its agent accepts them. Like all customer orders, these orders will be priced  based on the Fund's net asset value next  computed  after receipt of the order by the financial  institutions  or their agents.  Financial institutions  may  include  retirement  plan  service  providers  who  aggregate purchase and redemption  instructions received from numerous retirement plans or plan participants.

Automatic Investment  Plan--Class A, Class B and Class C Shares. The Underwriter
or your  investment  professional  offers an  automatic  investment  plan with a minimum  initial  investment of $1,000 through which the Fund will deduct $50 or more on a monthly,  quarterly,  semi-annual  or annual basis from the investor's bank  account  to invest  directly  in the  Fund's  Class A,  Class B or Class C shares.  In  addition  to  providing  a  convenient  and  disciplined  manner of investing, participation in the automatic investment plan enables an investor to use the technique of "dollar cost  averaging."  When a  shareholder  invests the same dollar amount each month under the plan, the shareholder will purchase more shares  when the Fund's net asset  value per share is low and fewer  shares when the net asset value per share is high.  Using this  technique,  a  shareholder's average purchase price per share over any given period will be lower than if the shareholder  purchased a fixed  number of shares on a monthly  basis  during the period.  Of course,  investing  through the automatic  investment  plan does not assure a profit or protect  against  loss in  declining  markets.  Additionally, because the automatic  investment plan involves continuous  investing regardless of price levels,  an investor  should  consider his or her financial  ability to continue  purchases  through  periods  of both low and  high  price  levels.  An investor should also consider whether a large,  single  investment would qualify for sales load reductions.

Automatic Cash Withdrawal Plan--Class A, Class B, and Class C

The Automatic Cash Withdrawal Plan allows investors to set up monthly, quarterly
(March, June, September and December), semi-annual (June and December) or annual
(December)  withdrawals  from their Family Fund accounts.  Minimum  balances and withdrawals vary according to the class of shares:

o    Class A and Class C shares. Minimum value of Fund shares is $5,000; minimum withdrawals of $100.

o    Class B shares.  Minimum value of Fund shares is $10,000;  minimum monthly, quarterly,  and semi-annual and annual  withdrawals of $100, $200, $300 and
     $400, respectively.

                                      -52-

Withdrawals  under the Automatic Cash  Withdrawal  Plan will not be subject to a contingent  deferred sales charge if the investor  withdraws no more than 12% of the value of the Fund account when the  shareholder  signed up for the plan (for
Class B shares,  annually; for Class A and Class C shares, during the first year
under  the  plan).   Shareholders  who  elect  to  receive  dividends  or  other distributions in cash may not participate in the plan.

An investor's participation in the Automatic Cash Withdrawal Plan will terminate automatically  if the "Initial  Account Balance" (a term that means the value of the Fund  account  at the time the  shareholder  elects  to  participate  in the
Automatic Cash  Withdrawal  Plan),  less aggregate  redemptions  made other than pursuant to the Automatic Cash Withdrawal  Plan, is less than the minimum values specified  above.  Purchases of additional  shares of the Fund  concurrent  with withdrawals  are  ordinarily  disadvantageous  to  shareholders  because  of tax liabilities and, for Class A shares, initial sales charges. On or about the 20th of a month  for  monthly,  quarterly  and  semi-annual  plans,  your  investment professional  will arrange for redemption by the Fund of sufficient  Fund shares to provide the withdrawal  payments  specified by  participants in the Automatic
Cash  Withdrawal  Plan.  The payments  generally are mailed  approximately  five
Business Days  (defined  under "Net Asset  Value")  after the  redemption  date.
Withdrawal payments should not be considered dividends, but redemption proceeds.
If  periodic  withdrawals  continually  exceed  reinvested  dividends  and other distributions,  a shareholder's  investment may be  correspondingly  reduced.  A shareholder  may change the amount of the automatic cash withdrawal or terminate participation  in the Automatic Cash  Withdrawal Plan at any time without charge or penalty by written instructions with signatures guaranteed to your investment professional  or PFPC.  Instructions  to  participate  in the plan,  change  the withdrawal  amount or terminate  participation in the plan will not be effective until  five days after  written  instructions  with  signatures  guaranteed  are received by PFPC.  Shareholders  may request the forms  needed to  establish  an
Automatic Cash Withdrawal Plan from their  investment  professionals  or PFPC at
1-800-647-1568.

Individual Retirement Accounts

Self-directed  IRAs are  available in which  purchases of shares of Family Funds and other  investments may be made.  Investors  considering  establishing an IRA should review applicable tax laws and should consult their tax advisors.

Transfer of Accounts

If investors  holding Class A, Class B, Class C or Class Y shares of the Fund in a brokerage account transfer their brokerage  accounts to another firm, the Fund shares  will be moved to an account  with PFPC.  However,  if the other firm has entered into a dealer  agreement with the Underwriter  relating to the Fund, the shareholder may be able to hold Fund shares in an account with the other firm.

Transfer of Securities

At the  discretion  of the Trust,  investors  may be permitted to purchase  Fund shares by  transferring  securities to the Fund that meet the Fund's  investment objective and  policies.  Securities  transferred  to the Fund will be valued in accordance with the same procedures used to determine

                                      -53-

the Fund's net asset  value at the time of the next  determination  of net asset value  after  such  acceptance.  Shares  issued  by the  Fund  in  exchange  for securities will be issued at net asset value per share of the Fund determined as of the same  time.  All  dividends,  interest,  subscription,  or  other  rights pertaining to such securities  shall become the property of the Fund and must be delivered  to the Fund by the investor  upon receipt from the issuer.  Investors who are  permitted to transfer such  securities  will be required to recognize a gain or loss on such transfer and pay tax thereon,  if  applicable,  measured by the  difference  between  the  fair  market  value  of the  securities  and  the investors' basis therein. Securities will not be accepted in exchange for shares of the  Fund  unless:  (1) such  securities  are,  at the time of the  exchange, eligible to be included in the Fund's  portfolio and current  market  quotations are readily  available  for such  securities;  (2) the investor  represents  and warrants  that all  securities  offered to be  exchanged  are not subject to any restrictions  upon their sale by the Fund under the 1933 Act,  or under the laws of the country in which the  principal  market for such  securities  exists,  or otherwise;  and (3) the  value  of any such  security  (except  U.S.  government securities)  being exchanged,  together with other securities of the same issuer owned by the Fund, will not exceed 5% of the Fund's net assets immediately after the transaction.

                          CONVERSION OF CLASS B SHARES

Class B shares of the Fund will  automatically  convert to Class A shares of the
Fund, based on the relative net asset values per share of the two classes, as of the close of business  on the first  Business  Day (as defined  under "Net Asset
Value") of the month in which the sixth,  fourth,  third, or second  anniversary
(depending on the amount of shares  purchased) of the initial  issuance of those
Class B shares  occurs.  For the  purpose  of  calculating  the  holding  period required for  conversion of Class B shares,  the date of initial  issuance shall mean (1) the date on which  the  Class B shares  were  issued or (2) for Class B shares obtained through the exchange, or a series of exchanges the date on which the original  Class B shares were issued.  For purposes of conversion to Class A shares, Class B shares purchased through the reinvestment of dividends and other distributions  paid in  respect  of  Class B shares  will be held in a  separate sub-account.  Each time any Class B shares in the shareholder's  regular account
(other  than those in the  sub-account)  convert  to Class A shares,  a pro rata portion of the Class B shares in the  sub-account  will also  convert to Class A shares. The portion will be determined by the ratio that the shareholder's Class
B shares converting to Class A shares bears to the  shareholder's  total Class B shares not acquired through dividends and other distributions.

                                 NET ASSET VALUE

The Fund  determines its net asset value per share  separately for each class of shares,  normally as of the close of regular trading (usually 4:00 p.m., Eastern time) on the NYSE on each  Business  Day when the NYSE is open.  Prices  will be calculated  earlier when the NYSE closes early  because  trading has been halted for the day.  Currently  the NYSE is open for trading every day (each such day a
"Business  Day") except  Saturdays,  Sundays,  and the following  holidays:  New
Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday,  Memorial
Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Securities  that are listed on  exchanges  normally  are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases

                                      -54-

where  securities  are  traded on more than one  exchange,  the  securities  are generally  valued on the  exchange  considered  by the  Advisor  as the  primary market.  Securities  traded in the  over-the-counter  market  and  listed on the
Nasdaq  Stock  Market  ("Nasdaq")  normally  are valued at the  Nasdaq  Official
Closing Price ("NOCP"); other over-the-counter securities are valued at the last bid price available prior to valuation  (other than short-term  investments that mature in 60 days or less, which are valued as described  further below).  Where market quotations are readily available,  portfolio  securities are valued based upon market quotations,  provided those quotations  adequately  reflect,  in the judgment of the  Advisor,  the fair value of the  security.  Where those  market
quotations  are  not  readily  available,   securities  are  valued  based  upon
appraisals received from a pricing service using a computerized matrix system or based upon  appraisals  derived  from  information  concerning  the  security or similar  securities  received from recognized  dealers in those securities.  All other securities and other assets are valued at fair value as determined in good faith by or under the  direction  of the  Board.  It should be  recognized  that judgment  often  plays a  greater  role in  valuing  thinly  traded  securities, including  many lower rated bonds,  than is the case with respect to  securities for which a broader  range of dealer  quotations  and last-sale  information  is available.  The  amortized  cost method of valuation  generally is used to value debt obligations with 60 days or less remaining until maturity, unless the Board determines that this does not represent fair value.

                                    TAXATION

Additional Information on Distributions and Taxes

Distributions

Distributions  of Net Investment  Income.  The Fund receives income generally in the form of  dividends  and  interest  on its  investments.  This  income,  less expenses  incurred  in the  operation  of the Fund,  constitutes  the Fund's net investment  income from which income  dividends may be paid to you. If you are a taxable  investor,  any  income  dividends  the Fund pays are  taxable to you as ordinary income,  except that, a portion of the income  dividends  designated by the Fund will be qualified  dividend  income eligible for taxation by individual shareholders at long-term capital gain rates.

Capital Gain Distributions. The Fund may realize capital gains and losses on the sale or other disposition of its portfolio  securities.  Distributions  from net short-term  capital gains are taxable to you as ordinary  income.  Distributions from net long-term  capital gains are taxable to you as long-term capital gains, regardless  of how long you have owned your shares in the Fund.  Any net capital gains realized by the Fund generally are distributed  once each year, and may be distributed  more  frequently,  if necessary,  to reduce or eliminate  excise or income taxes on the Fund.

Investments in Foreign Securities

Pass-Through  of  Foreign  Tax  Credits.  The Fund  may be  subject  to  foreign withholding  taxes on income from certain  foreign  securities.  This,  in turn, could reduce the Fund's  income  dividends  paid to you. If more than 50% of the
Fund's  total  assets  at the  end of a  fiscal  year  is  invested  in  foreign securities, the Fund may elect to pass through to you your pro rata share of

                                      -55-

foreign taxes paid by the Fund.  If this  election is made,  the Fund may report more  taxable  income  to you than it  actually  distributes.  You will  then be entitled  either to deduct your share of these taxes in  computing  your taxable income,  or to claim a foreign  tax credit  for these  taxes  against  your U.S.
federal income tax (subject to limitations for certain  shareholders).  The Fund will provide you with the information necessary to complete your personal income tax return if it makes this election.

Effect of Foreign Debt  Investments and Hedging on  Distributions.  Most foreign exchange gains  realized on the sale of debt  securities are treated as ordinary income by the Fund.  Similarly,  foreign exchange losses realized on the sale of debt  securities  generally are treated as ordinary  losses.  These gains,  when distributed,  are taxable to you as ordinary  income,  and any losses reduce the
Fund's  ordinary  income  otherwise  available  for  distribution  to you.  This treatment could increase or decrease the Fund's ordinary income distributions to you, and may cause some or all of the Fund's previously distributed income to be classified as a return of capital.  A return of capital generally is not taxable to you,  but  reduces  the tax basis of your  shares in the Fund.  Any return of capital in excess of your basis, however, is taxable as a capital gain.

PFIC  Securities.  The Fund may invest in  securities  of foreign  entities that could be deemed for tax  purposes  to be passive  foreign  investment  companies
(PFICs).  When investing in PFIC securities,  the Fund may mark-to-market  these securities  and  recognize  any  gains  at  the  end of its  fiscal  and  excise
(described  below) tax years.  Deductions  for losses are allowable  only to the extent of any current or previously  recognized  gains.  These gains (reduced by allowable  losses) are  treated as ordinary  income that the Fund is required to distribute, even though it has not sold the securities. These dividends will not qualify for the reduced rate of taxation on qualified dividends when distributed to you by the Fund.

Information  on the Amount and Tax  Character  of  Distributions.  The Fund will inform you of the amount of your income dividends and capital gain distributions at the time they are paid,  and will  advise you of their tax status for federal income tax purposes  shortly after the close of each calendar  year. If you have not  owned  your  Fund  shares  for a full  year,  the  Fund may  designate  and distribute to you, as ordinary income,  qualified  dividends or capital gains, a percentage  of income that may not be equal to the actual amount of each type of income  earned during the period of your  investment in the Fund.  Distributions declared  in  December  but paid in  January  are  taxable  to you as if paid in
December.

Election  to be Taxed as a Regulated  Investment  Company.  The Fund  intends to elect and  qualify,  to be  treated  as a  regulated  investment  company  under
Subchapter M of the Code. As a regulated  investment company, the Fund generally will pay no federal  income tax on the income and gains it  distributes  to you.
The  Board  reserves  the right not to elect or  maintain  regulated  investment company status for the Fund if the Board  determines this course of action to be beneficial to shareholders.  In that case, the Fund would be subject to federal, and  possibly  state,  corporate  taxes on its  taxable  income and  gains,  and distributions  to you would be taxed as  dividend  income  to the  extent of the
Fund's earnings and profits.

Excise Tax  Distribution  Requirements.  To avoid federal excise taxes, the Code requires a fund to  distribute to you by December 31 of each year, at a minimum, the following amounts:

                                      -56-

o    98% of its taxable ordinary income earned during the calendar year;

o    98% of its capital  gain net income  earned  during the twelve month period ending October 31; and

o    100% of any  undistributed  amounts of these  categories  of income or gain from the prior year.

The Fund intends to declare and pay these  distributions  in December (or to pay them in January, in which case you must treat them as received in December), but can give no assurances  that its  distributions  will be sufficient to eliminate all taxes.

Redemption of Shares

Redemptions.  Redemptions  (including redemptions in-kind) and exchanges of Fund shares are taxable  transactions  for federal and state income tax purposes.  If you redeem your Fund shares,  or exchange them for shares of a different  Family
Fund, the Internal  Revenue  Service  requires you to report any gain or loss on your  redemption or exchange.  If you hold your shares as a capital  asset,  any gain or loss that you  realize  is a capital  gain or loss and is  long-term  or short-term, generally depending on how long you have owned your shares.

Redemptions  at a Loss within Six Months of Purchase.  Any loss  incurred on the redemption  or  exchange  of shares  held for six months or less is treated as a long-term  capital loss to the extent of any long-term capital gains distributed to you by the Fund on those shares.

Special  Rule for  Class A  Shareholders.  A  special  tax rule  applies  when a shareholder  sells or  exchanges  Class A shares  of the Fund  within 90 days of purchase and subsequently  acquires Class A shares of the Fund or another Family
Fund without paying a sales charge due to the 365-day reinstatement privilege or the exchange privilege.  In these cases, any gain on the sale or exchange of the original Class A shares would be increased,  or any loss would be decreased,  by the amount of the sales  charge  paid when those  shares were  bought,  and that amount would  increase the basis in the Fund or Family Fund shares  subsequently acquired.

Wash Sales.  All or a portion of any loss that you realize on the  redemption of your Fund shares is  disallowed  to the extent that you buy other  shares in the
Fund (through  reinvestment of dividends or otherwise)  within 30 days before or after your share  redemption.  Any loss disallowed under these rules is added to your tax basis in the new shares.

U.S.  Government  Securities.  The  income  earned on  certain  U.S.  government securities  is  exempt  from  state and local  personal  income  taxes if earned directly by you. States also grant tax-free status to mutual fund dividends paid to you from  interest  earned on these  securities,  subject  in some  states to minimum investment or reporting requirements that must be met by the. The income on Fund  investments  in  certain  securities,  such as  repurchase  agreements,
commercial  paper  and  federal  agency-backed   obligations  (e.g.,  Government
National Mortgage  Association (GNMA) or Fannie Mae securities),  generally does not qualify for  tax-free  treatment.  The rules on exclusion of this income are different for corporations.

Qualified Dividend Income for Individuals.  For individual  shareholders,  it is anticipated  that a portion  of the  income  dividends  paid by the Fund will be qualified dividend income eligible for

                                      -57-

taxation  at  long-term  capital  gain  rates.  This  reduced  rate of  taxation generally is available  for  dividends  paid by the Fund out of income earned on its investment in:

o    domestic corporations, and

o    qualified foreign corporations, including:

     -    corporations incorporated in a possession of the U.S.,

     -    corporations  eligible  for income tax treaty  benefits  with the U.S.
          under treaties  determined by the Treasury Department to be qualified,
          and

     -    corporations whose stock is traded on domestic securities exchange.

Treatment of income  dividends as qualified  dividend  income is only  available with respect to income  dividends  designated by the Fund as qualifying for this treatment.  If 95% or more of the Fund's income is from  qualified  sources,  it will be  allowed to  designate  100% of the Fund's  distributions  as  qualified dividend income.

Dividends-Received Deduction for Corporations. For corporate shareholders, it is anticipated  that a portion of the  dividends  paid by the Fund will qualify for the dividends-received  deduction.  You may be allowed to deduct these qualified dividends, thereby reducing the tax that you would otherwise be required to pay.
The  dividends-received  deduction is  available  only with respect to dividends designated by the Fund as qualifying for this  treatment.  Qualifying  dividends generally  are limited to  dividends  of domestic  corporations.  All  dividends
(including the deducted portion) are included in your calculation of alternative minimum taxable income.

Investment in Complex Securities. The Fund may invest in complex securities that could require it to adjust the amount,  timing and/or tax character (ordinary or capital) of gains and losses it recognizes on these investments.  This, in turn, could affect the amount,  timing and/or tax character of income  distributed  to you. For example:

Derivatives.  With respect to the Funds' investment in certain options, futures, forwards or foreign currency  contracts,  it could be required to mark-to-market these  contracts and realize any unrealized  gains and losses at its fiscal year end even though it continues to hold the contracts.  Under these rules, gains or losses on the  contracts  generally  would be treated as 60%  long-term  and 40%
short-term  gains or  losses,  but gains or losses on certain  foreign  currency contracts would be treated as ordinary income or losses.  In determining its net
income  for  excise  tax   purposes,   the  Fund  also  would  be   required  to
mark-to-market  these contracts  annually as of October 31 (for capital gain net income)  and  December  31 (for  taxable  ordinary  income),  and to realize and distribute any resulting income and gains.

Constructive  Sales. The Fund's entry into a short sale transaction or an option or other contract could be treated as the "constructive sale" of an "appreciated financial position," causing it to realize gain, but not loss, on the position.

Tax Straddles. The Fund's investment in options,  futures,  forwards, or foreign currency  contracts in connection with certain hedging  transactions could cause it to hold offsetting

                                      -58-

positions  in  securities.  If the Fund's risk of loss with  respect to specific securities  in its  portfolio is  substantially  diminished  by the fact that it holds  other  securities,  the Fund could be deemed to have  entered  into a tax
"straddle"  or to hold a  "successor  position"  that  would  require  any  loss realized by it to be  deferred  for tax  purposes.  Under  proposed  regulations issued  by the  Internal  Revenue  Service,  securities  acquired  as  part of a
"hedging  transaction"  may not be treated as a capital  asset,  and any gain or loss on the sale of these securities would be treated as ordinary income (rather than capital gain) or loss. These regulations,  if ultimately adopted and deemed applicable to the Fund, could apply to any offsetting  positions entered into by the Fund to reduce its risk of loss.

Securities  Purchased at Discount.  The Fund may invest in securities  issued or purchased at a discount,  such as zero coupon,  step-up or payment-in-kind (PIK)
bonds,  that could require it to accrue and distribute  income not yet received.
If it invests in these securities, the Fund could be required to sell securities in its  portfolio  that it  otherwise  might have  continued to hold in order to generate sufficient cash to make these distributions.

                            PERFORMANCE CALCULATIONS

From time to time, performance  information,  such as yield or total return, may be quoted in  advertisements  or in  communications  to present  or  prospective shareholders.  Performance  quotations represent the Fund's past performance and should not be considered as representative of future results.  The current yield will be calculated by dividing the net investment income earned per share by the
Fund during the period stated in the  advertisement  (based on the average daily number of shares entitled to receive dividends outstanding during the period) by the  maximum  net  asset  value  per  share on the last  day of the  period  and annualizing  the result on a  semi-annual  compounded  basis.  The Fund's  total return may be  calculated  on an  annualized  and  aggregate  basis for  various periods  (which  periods will be stated in the  advertisement).  Average  annual return reflects the average percentage change per year in value of an investment in the Fund.  Aggregate total return reflects the total  percentage  change over the stated period.

To help  investors  better  evaluate how an investment in the Fund might satisfy their investment objectives, advertisements regarding the Fund may discuss yield or total return as reported by various  financial  publications.  Advertisements may also  compare  yield or total  return  to  other  investments,  indices  and averages. The following  publications,  benchmarks,  indices and averages may be used:  Lipper Mutual Fund  Performance  Analysis;  Lipper Fixed Income Analysis;
Lipper Mutual Fund Indices;  Morgan Stanley  Indices;  Lehman Brothers  Treasury
Index;  Salomon  Smith  Barney  Indices;  Dow  Jones  Composite  Average  or its
component  indices;  Standard & Poor's 500 Stock Index or its component indices;
Wilshire Indices;  The New York Stock Exchange  composite or component  indices;
CDA Mutual  Fund  Report;  Weisenberger-Mutual  Funds  Panorama  and  Investment
Companies;  Mutual  Fund  Values and Mutual  Fund  Service  Book,  published  by
Morningstar,  Inc.;  comparable portfolios managed by the Advisor; and financial publications,  such as Business Week,  Kiplinger's  Personal Finance,  Financial
World, Forbes,  Fortune, Money Magazine,  The Wall Street Journal,  Barron's, et
al., which rate fund performance over various time periods.

The  principal  value of an investment  in the Fund will  fluctuate,  so that an investor's shares, when redeemed,  may be worth more or less than their original cost. Any fees charged by banks or

                                      -59-

other institutional  investors directly to their customer accounts in connection with  investments  in  shares  of the Fund will not be  included  in the  Fund's calculations of yield or total return.

Performance  information for the various classes of shares of the Fund will vary due to the effect of expense ratios on the performance calculations.

            FINANCIAL STATEMENTS AND REPORTS OF INDEPENDENT AUDITORS

Because the Fund is new,  financial  statements  are not yet  available  for the
Fund.

                                      -60-

                                   APPENDIX A

                             CORPORATE DEBT RATINGS

            Moody's Investors Service, Inc. describes classifications
                         of corporate bonds as follows:

Aaa. Bonds which are rated Aaa are judged to be of the best quality.  They carry the  smallest  degree  of  investment  risk  and are  generally  referred  to as
"gilt-edged."  Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change,  such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa. Bonds which are rated Aa are judged to be of high quality by all  standards.
Together with the Aaa group,  they  comprise  what are  generally  known as high grade.  They are rated lower than the best bonds  because  margins of protection may not be as large as in Aaa securities or  fluctuation of protective  elements may be of greater  amplitude or there may be other  elements  present which make the long-term risks appear somewhat larger than in Aaa securities.

A. Bonds which are rated A possess many favorable investment  attributes and are to be considered as upper medium-grade  obligations.  Factors giving security to principal  and interest  are  considered  adequate,  but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa.  Bonds  which are rated Baa are  considered  as  medium-grade  obligations,
(i.e., they are neither highly protected nor poorly secured).  Interest payments and principal  security appear  adequate for the present but certain  protective elements may be lacking or may be  characteristically  unreliable over any great length of time. Such bonds lack outstanding  investment  characteristics  and in fact have speculative characteristics as well.

Ba.  Bonds  which are rated Ba are judged to have  speculative  elements;  their future cannot be considered  as well assured.  Often the  protection of interest and  principal  payments may be very  moderate and thereby not well  safeguarded during  both  good  and bad  times  over the  future.  Uncertainty  of  position characterizes bonds in this class.

B. Bonds  which are rated B  generally  lack  characteristics  of the  desirable investment.  Assurance of interest and principal  payments or of  maintenance of other terms of the contract over any long period of time may be small.

CAA.  Bonds  which are rated Caa are of poor  standing.  Such  issues  may be in default or there may be present  elements of danger with respect to principal or interest.

Ca. Bonds which are rated Ca represent  obligations  which are  speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C.  Bonds  which are rated C are the lowest  rated  class of bonds and issues so rated can be regarded as having  extremely  poor prospects of ever attaining any real investment standing.

                                      A-1

Note:  Moody's  also  supplies  numerical  indicators  1,  2,  and  3 to  rating categories.  The  modifier 1 indicates  the security is in the higher end of its rating category;  the modifier 2 indicates a mid-range ranking; and the modifier
3 indicates a ranking toward the lower end of the category.

Standard & Poor's Ratings Group describes  classifications of corporate bonds as follows:

AAA. This is the highest rating assigned by Standard & Poor's Ratings Group to a debt obligation and indicates an extremely  strong capacity to pay principal and interest.

AA. Bonds rated AA also qualify as high-quality  debt  obligations.  Capacity to pay principal and interest is very strong and in the majority of instances, they differ from the AAA issues only in small degree.

A. Bonds rated A have a strong capacity to pay principal and interest,  although they are  somewhat  more  susceptible  to the  adverse  effects  of  changes  in circumstances and economic conditions.

BBB.  Bonds  rated  BBB are  regarded  as  having an  adequate  capacity  to pay principal  and  interest.  Whereas they  normally  exhibit  adequate  protection parameters,  adverse  economic  conditions  or changing  circumstances  are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB.  Debt  rated BB has less  near-term  vulnerability  to  default  than  other speculative  grade  debt.  However,  it faces  major  ongoing  uncertainties  or exposure to adverse business,  financial or economic conditions which could lend to inadequate capacity to meet timely interest and principal payments.

B. Debt rated B has a greater  vulnerability  to default but  presently  has the capacity to meet interest payments and principal  repayments.  Adverse business, financial or economic  conditions would likely impair capacity or willingness to pay interest and repay principal.

CCC. Debt rated CCC has a current identifiable  vulnerability to default, and is dependent upon  favorable  business,  financial and economic  conditions to meet timely payments of interest and repayment of principal.  In the event of adverse business,  financial  or  economic  conditions,  it is not  likely  to have  the capacity to pay interest or repay principal.

CC. The rating CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC rating.

C. The rating C is typically  applied to debt  subordinated to senior debt which is assigned an actual or implied CCC rating.

D. Debt rated D is in  default,  or is  expected  to default  upon  maturity  or payment date.

CI. The rating CI is  reserved  for income  bonds on which no  interest is being paid.

Plus  (+) or  minus  (-):  The  ratings  from AA to CCC may be  modified  by the addition  of a plus or minus  sign to show  relative  standing  within the major rating categories.

                                      A-2

                                   APPENDIX B

                                 SECONDARY RISKS

Listed below are the secondary risks of investing in the Fund.

Counterparty  Risk The risk that when the Fund  engages in  repurchase,  reverse repurchase,  derivative,  when-issued,  forward commitment,  delayed settlement, securities  lending and swap  transactions  with another party, it relies on the other party to consummate the  transaction and is subject to the risk of default by the other party.  Failure of the other party to complete the  transaction may cause  the  Fund to  incur a loss or to miss an  opportunity  to  obtain a price believed to be advantageous.

Credit Risk The risk that the issuer of a  security,  or the  counterparty  to a contract,  will default or otherwise be unable to honor a financial  obligation.
Debt securities rated below investment grade are especially  susceptible to this risk.

Derivative Risk The risk that downward price changes in a security may result in a loss  greater than the Fund's  investment  in the  security.  This risk exists through the use of certain securities or techniques that tend to magnify changes in an index or market.

High Yield Risk The risk that the issuer of bonds with ratings of BB (S&P) or Ba
(Moody's)  or below will  default or  otherwise  be unable to honor a  financial obligation.  These  securities  are  considered  to be of poor  standing and are predominantly  speculative with respect to the issuer's capacity to pay interest and repay  principal in accordance with the terms of the obligations and involve major risk  exposure.  Bonds in this  category  may also be called  "high  yield bonds" or "junk bonds."

Non-Public  Securities  Risk The risk that there may be a less liquid market for unlisted  securities than for publicly traded securities.  The Fund,  therefore, may not be able to resell its  investments.  In  addition,  less  disclosure  is required from non-public  companies.  Although unlisted securities may be resold in private transactions, the prices realized from the sale may be less than what the investing Fund considers the fair value of the securities.

Prepayment  Risk The risk that issuers will prepay fixed rate  obligations  when interest  rates fall,  forcing the Fund to  reinvest in  obligations  with lower interest rates than the original obligations.

                                      B-1

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                                  THE UBS FUNDS

                                     PART C

                                OTHER INFORMATION

ITEM 22. EXHIBITS

     (a)  Articles of Incorporation.

          (1)  Certificate of Trust of the  Registrant  dated August 9, 1993, as filed with the Office of the  Secretary  of State of the State of
               Delaware on August 13, 1993, is incorporated  herein by reference to Post-Effective  Amendment No. 21 to Registrant's  Registration
               Statement  on Form N-1A (Nos.  33-47287  and  811-6637)  as filed electronically  with the U.S.  Securities and Exchange Commission
               ("SEC") on September 15, 1998.

               (i)  Amendment to  Certificate  of Trust dated  February 15, 2002 changing the Trust's name to The UBS Funds,  is incorporated herein by reference to  Post-Effective  Amendment  No. 39 to
                    Registrant's  Registration  Statement  on  Form  N-1A  (Nos.
                    33-47287 and 811-6637) as filed  electronically with the SEC on September 30, 2002.

     (2)  Agreement and  Declaration of Trust (the  "Declaration")  dated August
          19, 1993,  as amended,  of the  Registrant is  incorporated  herein by
          reference  to   Post-Effective   Amendment  No.  21  to   Registrant's
          Registration  Statement on Form N-1A (Nos.  33-47287 and  811-6637) as
          filed electronically with the SEC on September 15, 1998.

               (i)  Amendments to the Declaration:

                    (A)  Amendment No. 1 to the Declaration,  dated May 21, 2001 is incorporated  herein by reference to  Post-Effective
                         Amendment No. 34 to Registrant's Registration Statement
                         on Form N-1A  (Nos.  33-47287  and  811-6637)  as filed
                         electronically with the SEC on July 31, 2001.

                    (B)  Amendment No. 2 to the Declaration  dated July 29, 2002 to change the principal place of business of the Trust,
                         is incorporated  herein by reference to  Post-Effective
                         Amendment No. 39 to Registrant's Registration Statement
                         on Form N-1A  (Nos.  33-47287  and  811-6637)  as filed
                         electronically with the SEC on September 30, 2002.

               (ii) Certificates  of the  Secretary/Assistant  Secretary  of the
                    Registrant to the  Declaration  re:  applicable  resolutions pertaining to:

                    (A)  Meeting held August 9, 1993  designating  initial eight
                         (8) Series of shares (from The Brinson Funds,  Inc.) is
                         incorporated  herein  by  reference  to  Post-Effective
                         Amendment No. 21 to Registrant's Registration Statement
                         on Form N-1A  (Nos.  33-47287  and  811-6637)  as filed
                         electronically with the SEC on September 15, 1998.

                    (B)  Meeting held November 8, 1993  creating  Class B Shares and redesignating Class A Shares is incorporated herein
                         by  reference  to  Post-Effective  Amendment  No. 21 to
                         Registrant's  Registration Statement on Form N-1A (Nos.
                         33-47287 and 811-6637) as filed electronically with the
                         SEC on September 15, 1998.

                    (C)  Meeting  held  February  21, 1995 adding  Class A and B shares to the Brinson Short-Term Global Income Fund and
                         Brinson U.S.  Cash  Management  Fund and adding Class C
                         shares  for  all  Series  is  incorporated   herein  by
                         reference  to   Post-Effective   Amendment  No.  21  to
                         Registrant's  Registration Statement on Form N-1A (Nos.
                         33-47287 and 811-6637) as filed electronically with the
                         SEC on September 15, 1998.

                    (D)  Meeting held May 22, 1995 redesignating  Class A shares to Brinson  Class shares and Class C shares to SwissKey
                         Class  shares is  incorporated  herein by  reference to
                         Post-Effective   Amendment   No.  21  to   Registrant's
                         Registration  Statement on Form N-1A (Nos. 33-47287 and
                         811-6637)  as  filed  electronically  with  the  SEC on
                         September 15, 1998.

                    (E)  Unanimous  written consent of Trustees executed on July
                         27, 1995 changing the names of Series and redesignating
                         the Brinson  Class and SwissKey  Class is  incorporated
                         herein by reference to Post-Effective  Amendment No. 21
                         to  Registrant's  Registration  Statement  on Form N-1A
                         (Nos.  33-47287 and  811-6637) as filed  electronically
                         with the SEC on September 15, 1998.

                    (F)  Meeting  held  November  20, 1995  eliminating  Brinson
                         Short-Term Global Income Fund is incorporated herein by
                         reference  to   Post-Effective   Amendment  No.  21  to
                         Registrant's  Registration Statement on Form N-1A (Nos.
                         33-47287 and 811-6637) as filed electronically with the
                         SEC on September 15, 1998.

                    (G)  Meeting  held August 26,  1996  eliminating  U.S.  Cash
                         Management Fund and Non-U.S.  Bond Fund is incorporated
                         herein by reference to Post-Effective  Amendment No. 21
                         to  Registrant's  Registration  Statement  on Form N-1A
                         (Nos.  33-47287 and  811-6637) as filed  electronically
                         with the SEC on September 15, 1998.

                    (H)  Meeting  held May 19, 1997  redesignating  Brinson Fund
                         Class as  Brinson  Fund -- Class I and  adding  Brinson
                         Fund -- Class N is incorporated  herein by reference to
                         Post-Effective   Amendment   No.  21  to   Registrant's
                         Registration  Statement on Form N-1A (Nos. 33-47287 and
                         811-6637)  as  filed  electronically  with  the  SEC on
                         September 15, 1998.

                    (I)  Meeting  held  November  24,  1997  adding  U.S.  Large
                         Capitalization  Equity Fund and adding  Brinson Fund --
                         Class I Shares, SwissKey Fund Class and Brinson Fund --
                         Class N Shares to such Series is incorporated herein by
                         reference  to   Post-Effective   Amendment  No.  21  to
                         Registrant's  Registration Statement on Form N-1A (Nos.
                         33-47287 and 811-6637) as filed electronically with the
                         SEC on September 15, 1998.

                    (J)  Meeting held August 24, 1998 approving redesignation of the SwissKey Class to the UBS Investment Funds Class is
                         incorporated  herein  by  reference  to  Post-Effective
                         Amendment No. 27 to Registrant's Registration Statement
                         on Form N-1A  (Nos.  33-47287  and  811-6637)  as filed
                         electronically with the SEC on May 3, 1999.

                    (K)  Meeting held August 24, 1998 approving redesignation of the Non-U.S. Equity Fund to the Global (ex-U.S.) Equity
                         Fund   is   incorporated   herein   by   reference   to
                         Post-Effective   Amendment   No.  27  to   Registrant's
                         Registration  Statement on Form N-1A (Nos. 33-47287 and
                         811-6637) as filed  electronically  with the SEC on May
                         3, 1999.

                    (L)  Meeting   held   August  24,  1998   establishing   and
                         designating the U.S. Large Capitalization  Growth Fund,
                         U.S. Small  Capitalization  Fund, High Yield Bond Fund,
                         Emerging  Markets Equity Fund and Emerging Markets Debt
                         Fund and  adding  Brinson  Fund - Class I  Shares,  UBS
                         Investment  Funds Class Shares and Brinson Fund - Class
                         N Shares  to such  Series  is  incorporated  herein  by
                         reference  to   Post-Effective   Amendment  No.  27  to
                         Registrant's  Registration Statement on Form N-1A (Nos.
                         33-47287 and 811-6637) as filed electronically with the
                         SEC on May 3, 1999.

                    (M)  Meeting held November 23, 1998  redesignating  the High
                         Yield Bond Fund to the High  Yield Fund and U.S.  Small
                         Capitalization  Fund as the U.S.  Small  Capitalization
                         Growth  Fund is  incorporated  herein by  reference  to
                         Post-Effective   Amendment   No.  27  to   Registrant's
                         Registration  Statement on Form N-1A (Nos. 33-47287 and
                         811-6637) as filed  electronically  with the SEC on May
                         3, 1999.

                    (N)  Meeting  held  February  28,  2000   establishing   and
                         designating the Global  Technology Fund, Global Biotech
                         Fund,  U.S.  Small Cap Equity Fund,  U.S.  Value Equity
                         Fund and  U.S.  Real  Estate  Equity  Fund  and  adding
                         Brinson Fund -- Class I Shares,  UBS  Investment  Funds
                         class of shares and  Brinson  Fund -- Class N Shares to
                         such  Series is  incorporated  herein by  reference  to
                         Post-Effective   Amendment   No.  30  to   Registrant's
                         Registration  Statement on Form N-1A (Nos. 33-47287 and
                         811-6637) as filed  electronically  with the SEC on May
                         2, 2000.

                    (O)  Meeting held February 28, 2000  redesignating  the U.S.
                         Large   Capitalization    Equity   Fund,   U.S.   Large
                         Capitalization  Growth  and U.S.  Small  Capitalization
                         Growth  Fund as the U.S.  Large Cap Equity  Fund,  U.S.
                         Large Cap Growth Fund and U.S.  Small Cap Growth  Fund,
                         respectively,  is  incorporated  herein by reference to
                         Post-Effective   Amendment   No.  30  to   Registrant's
                         Registration Statement on Form N- 1A (Nos. 33-47287 and
                         811-6637) as filed  electronically  with the SEC on May
                         2, 2000.

                    (P)  Meeting held August 21, 2000  redesignating  the Global
                         (Ex-U.S.) Equity Fund as the International  Equity Fund
                         is incorporated  herein by reference to  Post-Effective
                         Amendment No. 33 to Registrant's Registration Statement
                         on Form N-1A  (Nos.  33-47287  and  811-6637)  as filed
                         electronically with the SEC on December 7, 2000.

                    (Q)  Form of  Certificate  for  Meeting  held  May 21,  2001 redesignating  the Global  Fund as the Global  Balanced
                         Fund   is   incorporated   herein   by   reference   to
                         Post-Effective   Amendment   No.  34  to   Registrant's
                         Registration  Statement on Form N-1A (Nos. 33-47287 and
                         811-6637) as filed  electronically with the SEC on July
                         31, 2001.

                    (R)  Form of  Certificate  for  Meeting  held  May 21,  2001
                         creating   Brinson   Fund-Class   A   Shares,   Brinson
                         Fund-Class B Shares and Brinson  Fund-Class C Shares of
                         each  Series is  incorporated  herein by  reference  to
                         Post-Effective   Amendment   No.  34  to   Registrant's
                         Registration  Statement on Form N-1A (Nos. 33-47287 and
                         811-6637) as filed  electronically with the SEC on July
                         31, 2001.

                    (S)  Form of  Certificate  for  Meeting  held  May 21,  2001 redesignating  the Brinson  Fund-Class  I Shares as the
                         Brinson   Fund-Class   Y  Shares  of  each   Series  is
                         incorporated  herein  by  reference  to  Post-Effective
                         Amendment No. 34 to Registrant's Registration Statement
                         on Form N-1A  (Nos.  33-47287  and  811-6637)  as filed
                         electronically with the SEC on July 31, 2001.

                    (T)  Form of  Certificate  for  Meeting  held  May 21,  2001 abolishing the UBS  Investment  Funds Class and Brinson
                         Fund - Class N Shares of each  Series  is  incorporated
                         herein by reference to Post-Effective  Amendment No. 34
                         to  Registrant's  Registration  Statement  on Form N-1A
                         (Nos.  33-47287 and  811-6637) as filed  electronically
                         with the SEC on July 31, 2001.

                    (U)  Unanimous written consent of Trustees executed June 20,
                         2002  changing the name of UBS Global  Balanced Fund to
                         UBS Global  Allocation Fund is  incorporated  herein by
                         reference  to   Post-Effective   Amendment  No.  38  to
                         Registrant's  Registration Statement on Form N-1A (Nos.
                         33-47287 and 811-6637) as filed electronically with the
                         SEC on July 19, 2002.

                    (V)  Meeting held June 3, 2002 regarding the liquidation and dissolution  of UBS  Global  Technology  Fund  and  UBS
                         Global Biotech Fund is incorporated herein by reference
                         to  Post-Effective  Amendment  No.  39 to  Registrant's
                         Registration  Statement on Form N-1A (Nos. 33-47287 and
                         811-6637)  as  filed  electronically  with  the  SEC on
                         September 30, 2002.

     (b)  By-Laws.

          (1)  By-Laws of The UBS Funds  (f/k/a The Brinson  Funds) dated August
               9, 1993, are incorporated  herein by reference to  Post-Effective
               Amendment No. 17 to Registrant's  Registration  Statement on Form
               N-1A (Nos.  33-47287 and 811-6637) as filed  electronically  with the SEC on August 29, 1996.

               (i)  Amendment   to  the   By-Laws   dated   April  25,  2002  is
                    incorporated herein by reference to Post-Effective Amendment
                    No. 37 to Registrant's  Registration  Statement on Form N-1A
                    (Nos.  33-47287 and 811-6637) as filed  electronically  with the SEC on July 19, 2002.

     (c)  Instruments Defining Rights of Security Holders.

          (1)  Form  of  Specimen   Share   Certificate  of  The  UBS  Funds  is
               incorporated herein by reference to Post-Effective  Amendment No.
               21 to  Registrant's  Registration  Statement  on Form N-1A  (Nos.
               33-47287 and  811-6637) as filed  electronically  with the SEC on
               September 15, 1998.

          (2)  The rights of  security  holders of the  Registrant  are  further defined in the following sections of the Registrant's By-Laws and
               Declaration  and are herein  incorporated  by  reference  to such documents as applicable:

               (i)  By-Laws.

                    Article II - "Voting," Section 7 and Section 10.

               (ii) Declaration.

                    Article  III -  "Shares"  and  Article  IV -  "Shareholders'
                    Voting Powers and Meetings."

     (d)  Investment Advisory Contracts.

          (1)  Investment  Advisory  Agreement  dated July 1, 2002  between  UBS
               Global Asset  Management  (Americas) Inc. (the "Advisor") and the
               Registrant  on  behalf  of the  UBS  Global  Allocation  Fund  is incorporated herein by reference to Post-Effective  Amendment No.
               39 to  Registrant's  Registration  Statement  on Form N-1A  (Nos.
               33-47287 and  811-6637) as filed  electronically  with the SEC on
               September 30, 2002.

          (2)  Investment  Advisory  Agreement  dated July 1, 2002  between  the
               Advisor and the  Registrant on behalf of the UBS Global Bond Fund is incorporated  herein by reference to Post-Effective  Amendment
               No. 39 to Registrant's  Registration Statement on Form N-1A (Nos.
               33-47287 and  811-6637) as filed  electronically  with the SEC on
               September 30, 2002.

          (3)  Investment  Advisory  Agreement  dated April 25, 1995 between the
               Advisor  and the  Registrant  on behalf of the UBS  International
               Equity  Fund  (f/k/a  Global  (Ex-U.S.)  Equity  Fund and Brinson
               Non-U.S.  Equity  Fund) is  incorporated  herein by  reference to
               Post-Effective  Amendment  No.  21 to  Registrant's  Registration
               Statement  on Form N-1A (Nos.  33-47287  and  811-6637)  as filed electronically with the SEC on September 15, 1998.

               (i)  Certificate of the Secretary and  resolutions  redesignating the Global (Ex-U.S.) Equity Fund as the International Equity
                    Fund is incorporated  herein by reference to  Post-Effective
                    Amendment No. 33 to Registrant's  Registration  Statement on
                    Form   N-1A   (Nos.   33-47287   and   811-6637)   as  filed
                    electronically with the SEC on December 7, 2000.

          (4)  Investment  Advisory Agreement dated July 1, 2002, as amended and restated on July 1, 2003,  between the Advisor and the Registrant on behalf of the UBS Global Equity Fund is incorporated herein by reference  to  Post-Effective  Amendment  No. 40 to  Registrant's
               Registration  Statement on Form N-1A (Nos. 33-47287 and 811-6637)
               as filed electronically with the SEC on October 28, 2003.

          (5)  Investment  Advisory  Agreement  dated July 1, 2002  between  the
               Advisor and the Registrant on behalf of the UBS U.S.  Equity Fund is incorporated  herein by reference to Post-Effective  Amendment
               No. 39 to Registrant's  Registration Statement on Form N-1A (Nos.
               33-47287 and  811-6637) as filed  electronically  with the SEC on
               September 30, 2002.

          (6)  Investment  Advisory  Agreement  dated July 1, 2002  between  the
               Advisor and the  Registrant on behalf of the UBS U.S.  Allocation
               Fund (f/k/a UBS U.S.  Balanced  Fund) is  incorporated  herein by reference  to  Post-Effective  Amendment  No. 39 to  Registrant's
               Registration  Statement on Form N-1A (Nos. 33-47287 and 811-6637)
               as filed electronically with the SEC on September 30, 2002.

          (7)  Investment  Advisory  Agreement  dated July 1, 2002  between  the
               Advisor and the Registrant on behalf of the UBS U.S. Bond Fund is incorporated herein by reference to Post-Effective  Amendment No.
               39 to  Registrant's  Registration  Statement  on Form N-1A  (Nos.
               33-47287 and  811-6637) as filed  electronically  with the SEC on
               September 30, 2002.

          (8)  Investment  Advisory  Agreement  dated July 1, 2002  between  the
               Advisor and the  Registrant  on behalf of the UBS U.S.  Large Cap
               Growth Fund is incorporated herein by reference to Post-Effective
               Amendment No. 39 to Registrant's  Registration  Statement on Form
               N-1A (Nos.  33-47287 and 811-6637) as filed  electronically  with the SEC on September 30, 2002.

          (9)  Investment  Advisory  Agreement  dated July 1, 2002  between  the
               Advisor and the  Registrant  on behalf of the UBS U.S.  Small Cap
               Growth Fund is incorporated herein by reference to Post-Effective
               Amendment No. 39 to Registrant's  Registration  Statement on Form
               N-1A (Nos.  33-47287 and 811-6637) as filed  electronically  with the SEC on September 30, 2002.

          (10) Investment  Advisory  Agreement  dated July 1, 2002  between  the
               Advisor and the  Registrant  on behalf of the UBS High Yield Fund is incorporated  herein by reference to Post-Effective  Amendment
               No. 39 to Registrant's  Registration Statement on Form N-1A (Nos.
               33-47287 and  811-6637) as filed  electronically  with the SEC on
               September 30, 2002.

          (11) Investment Advisory Agreement dated December 10, 1998 between the
               Advisor and the Registrant on behalf of the UBS Emerging  Markets
               Equity Fund is incorporated herein by reference to Post-Effective
               Amendment No. 25 to Registrant's  Registration  Statement on Form
               N-1A (Nos.  33-47287 and 811-6637) as filed  electronically  with the SEC on March 1, 1999.

               (i)  Form  of  Certificate  of  the  Secretary  and   resolutions
                    restating  the  Investment  Advisory  Agreement  of the  UBS
                    Emerging  Markets  Equity  Fund is  incorporated  herein  by reference to Post-Effective Amendment No. 34 to Registrant's
                    Registration  Statement  on Form  N-1A  (Nos.  33-47287  and
                    811-6637) as filed  electronically  with the SEC on July 31,
                    2001.

          (12) Investment Advisory Agreement dated December 10, 1998 between the
               Advisor and the Registrant on behalf of the UBS Emerging  Markets
               Debt Fund is incorporated  herein by reference to  Post-Effective
               Amendment No. 25 to Registrant's  Registration  Statement on Form
               N-1A (Nos.  33-47287 and 811-6637) as filed  electronically  with the SEC on March l, 1999.

               (i)  Form  of  Certificate  of  the  Secretary  and   resolutions
                    restating  the  Investment  Advisory  Agreement  of the  UBS
                    Emerging  Markets  Debt  Fund  is  incorporated   herein  by
                    reference to Post-Effective Amendment No. 34 to Registrant's
                    Registration  Statement  on Form  N-1A  (Nos.  33-47287  and
                    811-6637) as filed  electronically  with the SEC on July 31,
                    2001.

          (13) Investment  Advisory  Agreement  dated May 23,  2000  between the
               Advisor and the  Registrant  on behalf of the UBS U.S.  Small Cap
               Equity Fund is incorporated herein by reference to Post-Effective
               Amendment No. 31 to Registrant's  Registration  Statement on Form
               N-1A (Nos.  33-47287 and 811-6637) as filed  electronically  with the SEC on August 29, 2000.

               (i)  Form  of  Certificate  of  the  Secretary  and   resolutions
                    restating the Investment  Advisory Agreement of the UBS U.S.
                    Small Cap Equity Fund is incorporated herein by reference to
                    Post-Effective Amendment No. 34 to Registrant's Registration
                    Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on July 31, 2001.

          (14) Investment  Advisory  Agreement  dated July l, 2002  between  the
               Advisor and the Registrant on behalf of the UBS U.S. Value Equity
               Fund  is  incorporated  herein  by  reference  to  Post-Effective
               Amendment No. 39 to Registrant's  Registration  Statement on Form
               N-1A (Nos.  33-47287 and 811-6637) as filed  electronically  with the SEC September 30, 2002.

          (15) Investment  Advisory Agreement dated December 7, 2000 between the
               Advisor and the  Registrant on behalf of the UBS U.S. Real Estate
               Equity Fund is incorporated herein by reference to Post-Effective
               Amendment No. 34 to Registrant's  Registration  Statement on Form
               N-1A (Nos.  33-47287 and 811-6637) as filed  electronically  with the SEC on July 31, 2001.

               (i)  Form  of  Certificate  of  the  Secretary  and   resolutions
                    restating the Investment  Advisory Agreement of the UBS U.S.
                    Real Estate Equity Fund is incorporated  herein by reference
                    to   Post-Effective   Amendment   No.  34  to   Registrant's
                    Registration  Statement  on Form  N-1A  (Nos.  33-47287  and
                    811-6637) as filed  electronically  with the SEC on July 31,
                    2001.

          (16) Form of Investment Advisory Agreement between the Advisor and the
               Registrant  on behalf of the UBS Dynamic  Alpha  Strategy Fund is electronically filed herewith as Exhibit No. EX-99.d.16.

     (e)  Underwriting Contracts.

          (1)  Principal Underwriting Contract,  dated November 5, 2001, between
               UBS Global Asset  Management (US) Inc.  (f/k/a Brinson  Advisors,
               Inc.) and the Registrant is  incorporated  herein by reference to
               Post-Effective  Amendment  No.  37 to  Registrant's  Registration
               Statement  on Form N-1A (Nos.  33-47287  and  811-6637)  as filed electronically with the SEC on July 19, 2002.

     (f)  Bonus or Profit Sharing Contracts.

          Not Applicable.

     (g)  Custodian Agreements.

          (1)  Custodial  arrangements are provided under the Multiple  Services
               Agreement  dated May 9, 1997, as amended,  between Morgan Stanley
               Trust  Company and  succeeded  by JPMorgan  Chase Bank (f/k/a The
               Chase  Manhattan  Bank),  and the  Registrant  on  behalf of each series of the Registrant is  incorporated  herein by reference to
               Post-Effective  Amendment  No.  25 to  Registrant's  Registration
               Statement  on Form N-1A (Nos.  33-47287  and  811-6637)  as filed electronically with the SEC on March 1, 1999.

               (i)  Amendment  dated May 9, 2000 relating to Fee  Obligation and
                    Continuation of the Registrant's Multiple Services Agreement
                    is  incorporated   herein  by  reference  to  Post-Effective
                    Amendment No. 31 to Registrant's  Registration  Statement on
                    Form   N-1A   (Nos.   33-47287   and   811-6637)   as  filed
                    electronically with the SEC on August 29, 2000.

               (ii) Amended Attachment A, as amended through August 19, 2003, to the Registrant's Multiple Services Agreement is incorporated herein by reference to  Post-Effective  Amendment  No. 40 to
                    Registrant's  Registration  Statement  on  Form  N-1A  (Nos.
                    33-47287 and 811-6637) as filed  electronically with the SEC on October 28, 2003.

               (iii)Revised  Schedule B3, as approved through August 19, 2003 to the Registrant's Multiple Services Agreement is incorporated herein by reference to  Post-Effective  Amendment  No. 40 to
                    Registrant's  Registration  Statement  on  Form  N-1A  (Nos.
                    33-47287 and 811-6637) as filed  electronically with the SEC on October 28, 2003.

               (iv) Amended Schedule B1 and Schedule F, as amended through April
                    28, 2000, to the Registrant's Multiple Services Agreement is
                    incorporated herein by reference to Post-Effective Amendment
                    No. 31 to Registrant's  Registration  Statement on Form N-1A
                    (Nos.  33-47287 and 811-6637) as filed  electronically  with the SEC on August 29, 2000.

               (v)  Amendment, dated May 21, 2001 relating to the Appointment of
                    Brinson  Advisors,  Inc.  to serve as  administrator  to the
                    Trust is incorporated  herein by reference to Post-Effective
                    Amendment No. 39 to Registrant's  Registration  Statement on
                    Form   N-1A   (Nos.   33-47287   and   811-6637)   as  filed
                    electronically with the SEC on September 30, 2002.

     (h)  Other Material Contracts.

          (1)  Administration  Contract,  dated May 21, 2001, as revised June 3,
               2002,  between  UBS  Global  Asset  Management  (US) Inc.  (f/k/a
               Brinson Advisors Inc.) and the Registrant is incorporated  herein by reference to  Post-Effective  Amendment No. 37 to Registrant's
               Registration  Statement on Form N-1A (Nos. 33-47287 and 811-6637)
               as filed electronically with the SEC on July 19, 2002.

          (2)  Transfer Agency and Related Services Agreement,  dated August 20,
               2001, between PFPC Inc. and the Registrant is incorporated herein by reference to  Post-Effective  Amendment No. 37 to Registrant's
               Registration  Statement on Form N-1A (Nos. 33-47287 and 811-6637)
               as filed electronically with the SEC on July 19, 2002.

               (i)  Amendment  to Exhibit B to the  Transfer  Agency and Related
                    Services  Agreement,  approved August 19, 2003, between PFPC
                    Inc. and the Registrant is incorporated  herein by reference
                    to   Post-Effective   Amendment   No.  40  to   Registrant's
                    Registration  Statement  on Form  N-1A  (Nos.  33-47287  and
                    811-6637)  as filed  electronically  with the SEC on October
                    28, 2003.

     (i)  Legal Opinion.

          (1)  Legal  Opinion  of  Stradley,  Ronon,  Stevens & Young,  LLP,  is
               incorporated herein by reference to Post-Effective  Amendment No.
               39 to  Registrant's  Registration  Statement  on Form N-1A  (Nos.
               3347287 and  811-6637)  as filed  electronically  with the SEC on
               September 30, 2002.

     (j)  Other Opinions.

          (1)  Powers  of  Attorney   appointing  Amy  R.  Doberman,   David  M.
               Goldenberg,  Bruce G. Leto, Mark A. Sheehan and Jana L. Cresswell
               as  attorneys-in-fact  and  agents to Brian M.  Storms,  Frank K.
               Reilly, Walter E. Auch, Edward M. Roob, Joseph Varnas and Paul H.
               Schubert is  incorporated  herein by reference to  Post-Effective
               Amendment No. 40 to Registrant's  Registration  Statement on Form
               N-1A (Nos. 3347287 and 811-6637) as filed electronically with the
               SEC on October 28, 2003.

          (2)  Power  of  Attorney   appointing  Amy  R.   Doberman,   David  M.
               Goldenberg,  Bruce G. Leto, Mark A. Sheehan and Jana L. Cresswell
               as attorneys-in-fact and agents to Adela Cepeda is electronically filed herewith as Exhibit No. EX-99.j.2.

          (3)  Power  of  Attorney   appointing  Amy  R.   Doberman,   David  M.
               Goldenberg,  Bruce G. Leto, Mark A. Sheehan and Jana L. Cresswell
               as  attorneys-in-fact   and  agents  to  J.  Mikesell  Thomas  is
               electronically filed herewith as Exhibit No. EX-99.j.3.

          (4)  Power of Attorney  appointing  Mark F.  Kemper,  Keith A. Weller,
               Todd Lebo,  Natalie Bej,  Bruce G. Leto, Mark A. Sheehan and Jana
               L. Cresswell as attorneys-in-fact  and agents to Joseph T. Malone is electronically filed herewith as Exhibit No. EX-99.j.4.

     (k)  Omitted Financial Statements.

          Not Applicable.

     (l)  Initial Capital Agreements.

          (1)  Letter of Understanding  Relating to Initial Capital,  dated July
               1, 1992, is  incorporated  herein by reference to  Post-Effective
               Amendment No. 21 to Registrant's  Registration  Statement on Form
               N-1A (Nos.  33-47287 and 811-6637) as filed  electronically  with the SEC on September 15, 1998.

     (m)  Rule 12b-1 Plan.

          (1)  Shareholder  Services  Plan dated  October 29,  2001,  as revised
               April 8, 2002,  relating to Class A shares  (f/k/a  Brinson  Fund
               Class A shares) of each series of the Registrant is  incorporated herein  by  reference  to  Post-Effective  Amendment  No.  37  to
               Registrant's  Registration  Statement on Form N-1A (Nos. 33-47287
               and  811-6637) as filed  electronically  with the SEC on July 19,
               2002.

          (2)  Rule 12b-1 Plan dated October 29, 2001, as revised April 8, 2002, relating  to the  Class B shares  (f/k/a/  Brinson  Fund  Class B shares) of each series of the Registrant is  incorporated  herein by reference to  Post-Effective  Amendment No. 37 to Registrant's
               Registration  Statement on Form N-1A (Nos. 33-47287 and 811-6637)
               as filed electronically with the SEC on July 19, 2002.

          (3)  Rule 12b-1 Plan dated October 29, 2001, as revised April 8, 2002, relating  to the  Class C  shares  (f/k/a  Brinson  Fund  Class C shares) of each series of the Registrant is  incorporated  herein by reference to  Post-Effective  Amendment No. 37 to Registrant's
               Registration  Statement on Form N-1A (Nos. 33-47287 and 811-6637)
               as filed electronically with the SEC on July 19, 2002.

     (n)  Rule 18f-3 Plan.

          (1)  Amended and Restated  Multiple Class Plan pursuant to Rule 18f-3, effective as of September  30, 2003,  on behalf of each series of
               the   Registrant   is   incorporated   herein  by   reference  to
               Post-Effective  Amendment  No.  40 to  Registrant's  Registration
               Statement  on Form N-1A (Nos.  33-47287  and  811-6637)  as filed electronically with the SEC on October 28, 2003.

     (p)  Codes of Ethics.

          (1)  Joint Code of Ethics of Registrant,  the investment adviser,  the sub-adviser and the principal  underwriter of the Registrant,  is incorporated herein by reference to Post-Effective  Amendment No.
               40 to  Registrant's  Registration  Statement  on Form N-1A  (Nos.
               33-47287 and  811-6637) as filed  electronically  with the SEC on
               October 28, 2003.

ITEM 23. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT

None.

ITEM 24. INDEMNIFICATION

Under  the  terms  of  the  Delaware   Statutory  Trust  Act  ("DSTA")  and  the
Registrant's  Agreement and Declaration of Trust, as amended,  ("Declaration  of
Trust"), no officer or trustee of the Registrant shall have any liability to the
Registrant,  its  shareholders,  or any other party for  damages,  except to the
extent  such   limitation  of  liability  is  precluded  by  Delaware  law,  the
Declaration of Trust or the By-Laws of the Registrant.

Subject to the standards and restrictions set forth in the Declaration of Trust,
DSTA, Section 3817, permits a statutory trust to indemnify and hold harmless any trustee,  beneficial  owner or other  person from and against any and all claims and demands whatsoever. DSTA, Section 3803 protects trustees, officers, managers and other employees,  when acting in such capacity, from liability to any person other  than  the  Registrant  or  beneficial  owner  for any  act,  omission  or obligation  of the  Registrant  or any  trustee  thereof,  except  as  otherwise provided in the Declaration of Trust.

Indemnification  of the Trustees and officers of the  Registrant is provided for in Article VII,  Sections 2 through 4 of the  Registrant's  Declaration of Trust dated August 9, 1993, as amended, as follows:

     Section 2. Indemnification and Limitation of Liability.  The Trustees shall not be responsible or liable in any event for any neglect or wrong-doing of any  officer,  agent,  employee,  Manager or Principal  Underwriter  of the
     Trust,  nor shall any Trustee be responsible for the act or omission of any other Trustee,  and, subject to the provisions of the Bylaws, the Trust out of its assets may  indemnify  and hold  harmless each and every Trustee and officer of the Trust from and against any and all claims,  demands,  costs, losses,  expenses, and damages whatsoever arising out of or related to such
     Trustee's  performance  of his or her duties as a Trustee or officer of the
     Trust;  provided  that  nothing  herein  contained  shall  indemnify,  hold harmless or protect any Trustee or officer from or against any liability to the Trust or any  Shareholder to which he or she would otherwise be subject by reason of wilful  misfeasance,  bad faith,  gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

     Every note,  bond,  contract,  instrument,  certificate or undertaking  and every  other  act or thing  whatsoever  issued,  executed  or done by or on behalf of the Trust or the Trustees or any of them in  connection  with the
     Trust shall be  conclusively  deemed to have been issued,  executed or done only in or with  respect to their or his or her  capacity  as  Trustees  or
     Trustee,  and such  Trustees  or  Trustee  shall not be  personally  liable thereon.

     Section 3. Trustee's Good Faith Action,  Expert Advice,  No Bond or Surety.
     The  exercise by the Trustees of their  powers  hereunder  shall be binding upon everyone  interested in or dealing with the Trust.  A Trustee shall be liable  to the  Trust  and to any  Shareholder  solely  for  his or her own willful  misfeasance,  bad faith, gross negligence or reckless disregard of the duties  involved  in the conduct of the office of Trustee and shall not be liable for errors of judgment or mistakes of fact or law.  The  Trustees may take advice of counsel or other experts with respect to the meaning and operation of this  Declaration of Trust and shall be under no liability for any act or  omission  in  accordance  with such  advice nor for  failing to follow such advice.  The Trustees shall not be required to give any bond as such, nor any surety if a bond is required.

     Section 4.  Insurance.  The Trustees shall be entitled and empowered to the fullest extent permitted by law to purchase with Trust assets insurance for liability and for all expenses,  reasonably incurred or paid or expected to be paid by a Trustee or officer in connection with any claim,  action, suit or proceeding  in which he or she becomes  involved by virtue of his or her capacity or former capacity with the Trust,  whether or not the Trust would have the power to  indemnify  him or her against such  liability  under the provisions of this Article.

Indemnification of Registrant's advisors,  custodian, transfer agent, accounting
services  provider,   administrator  and  distributor   against  certain  stated
liabilities is provided for in the following documents:

     (a)  Each Series' investment advisory agreement between the Registrant,  on behalf of the series, and UBS Global Asset Management (Americas) Inc., all of which are incorporated herein by reference, as follows:

          (1)  Section 6 of the Investment  Advisory  Agreement on behalf of the
               UBS International Equity Fund, dated April 25, 1995, as amended;

          (2)  Section 7 of the Investment  Advisory  Agreement on behalf of the
               UBS U.S. Bond Fund, dated July 1, 2002;

          (3)  Section 7 of the Investment  Advisory  Agreement on behalf of the
               UBS High Yield Fund, dated July 1, 2002;

          (4)  Section 7 of the Investment  Advisory  Agreement on behalf of the
               UBS U.S. Allocation Fund, dated July 1, 2002;

          (5)  Section 7 of the Investment  Advisory  Agreement on behalf of the
               UBS U.S. Equity Fund, dated July 1, 2002;

          (6)  Section 7 of the Investment  Advisory  Agreement on behalf of the
               UBS U.S. Value Equity Fund, dated July 1, 2002;

          (7)  Section 7 of the Investment  Advisory  Agreement on behalf of the
               UBS U.S. Large Cap Growth Fund, dated July 1, 2002;

          (8)  Section 7 of the Investment  Advisory  Agreement on behalf of the
               UBS U.S. Small Cap Equity Fund, dated May 23, 2000, as amended;

          (9)  Section 7 of the Investment  Advisory  Agreement on behalf of the
               UBS U.S. Small Cap Growth Fund, dated July 1, 2002;

          (10) Section 7 of the Investment  Advisory  Agreement on behalf of the
               UBS U.S.  Real Estate  Equity Fund,  dated  December 7, 2000,  as amended;

          (11) Section 7 of the Investment  Advisory  Agreement on behalf of the
               UBS Global Allocation Fund, dated July 1, 2002;

          (12) Section 7 of the Investment  Advisory  Agreement on behalf of the
               UBS Global Bond Fund, dated July 1, 2002;

          (13) Section 7 of the Investment  Advisory  Agreement on behalf of the
               UBS  Global  Equity  Fund,  dated July 1,  2002,  as amended  and restated July 1, 2003;

          (14) Section 6 of the Investment  Advisory  Agreement on behalf of the
               UBS Emerging  Markets  Debt Fund,  dated  December  10, 1998,  as amended; and

          (15) Section 6 of the Investment  Advisory  Agreement on behalf of the
               UBS Emerging  Markets  Equity Fund,  dated  December 10, 1998, as amended.

          (16) Section 7 of the Form of Investment  Advisory Agreement on behalf of the Dynamic Alpha Strategy Fund Fund.

     (b)  Sections I.8(a),  I.8(c)(iii),  I.10, II.A.2,  II.B.5, II.C.6, III.1.,
          III.2.(b) through  III.2.(e),  III.4.(e) and III.9.(b) of the Multiple
          Services  Agreement  dated May 9, 1997,  as  amended,  between  Morgan
          Stanley Trust  Company,  as succeeded by JPMorgan Chase Bank (formerly known as The Chase Manhattan  Bank) and the  Registrant,  on behalf of its series, which is incorporated herein by reference.

     (c)  Section 9(a) of the Principal Underwriting Contract between UBS Global
          Asset Management (US) Inc. (formerly known as Brinson Advisors,  Inc.)
          and the  Registrant  on behalf of each series dated  November 5, 2001, which is incorporated herein by reference.

     (d)  Section 12 of the  Transfer  Agency  and  Related  Services  Agreement
          between  PFPC Inc. and the  Registrant  on behalf of each series dated
          August 20, 2001, which is incorporated herein by reference.

     (e)  Sections 8 and 9 of the  Administration  Contract  between  UBS Global
          Asset Management (US) Inc. (formerly known as Brinson Advisors,  Inc.)
          and the  Registrant  on behalf of each series dated May 21,  2001,  as revised on June 3, 2002, which is incorporated herein by reference.

ITEM 25. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT MANAGER

UBS  Global  Asset  Management  (Americas)  Inc.  provides  investment  advisory services  consisting of portfolio  management for a variety of  individuals  and institutions and as of June 30, 2003 had  approximately  $36.6 billion in assets under management.  It presently provides  investment  advisory services to three other investment companies.

For  information  as  to  any  other  business,  vocation  or  employment  of  a substantial nature in which the Registrant's investment advisor and each officer of the Registrant's investment advisor is or has been engaged for his or her own account or in the capacity of director,  officer,  employee, partner or trustee, within the last two fiscal  years,  see UBS Global Asset  Management  (Americas)
Inc.'s Form ADV (File  #801-34910)  filed under the  Investment  Advisers Act of
1940, as amended, which is incorporated herein by reference.

UBS  Global  Asset  Management  (New York) Inc.  presently  provides  investment sub-advisory  services to some of the series of the Registrant.  For information as to any other  business,  profession,  vocation or employment of a substantial nature in which the series' investment sub-advisor,  UBS Global Asset Management
(New  York)  Inc.,  and each  director  or  officer  of the  series'  investment sub-advisor is or has been engaged for his or her own account or in the capacity of director,  officer,  employee,  partner or trustee within the last two fiscal years,  see UBS  Global  Asset  Management  (New  York)  Inc.'s  Form ADV  (File
#801-8957) filed under the Investment Advisers Act of 1940, as amended, which is incorporated herein by reference.

ITEM 26. PRINCIPAL UNDERWRITER

(a)  UBS Global  Asset  Management  (US) Inc.  serves as  principal  underwriter and/or investment  advisor,  sub-advisor or manager for the following other investment companies:

                  UBS Financial Sector Fund Inc.
                  UBS Index Trust
                  UBS Investment Trust
                  UBS Master Series, Inc.
                  UBS Money Series
                  UBS Securities Trust
                  UBS Series Trust
                  Global High Income Dollar Fund Inc.
                  Insured Municipal Income Fund Inc.
                  Investment Grade Municipal Income Fund Inc.
                  Liquid Institutional Reserves
                  Managed High Yield Plus Fund Inc.
                  UBS Pace Select Advisors Trust
                  Strategic Global Income Fund, Inc.
                  The UBS Funds
                  UBS Cashfund Inc.
                  UBS Managed Municipal Trust
                  UBS Municipal Money Market Series
                  UBS RMA Money Fund Inc.
                  UBS RMA Tax-Free Fund Inc.

(b)  UBS  Global  Asset  Management  (US)  Inc.  is the  Registrant's  principal underwriter. The directors and officers of UBS Global Asset Management (US)
     Inc.,  their principal  business  addresses and their positions and offices with UBS Global Asset  Management  (US) Inc. are identified in its Form ADV filed with the SEC (registration  number 801-13219) and such information is incorporated  herein by  reference.  The  information  set  forth  below is furnished for those  directors and officers of UBS Global Asset  Management
     (US) Inc. who also serve as directors or officers of the Registrant.

                               Positions and Offices with     Positions and Offices with
Name and Business Address*            Underwriter                   the Registrant

Joseph Varnas                   Managing Director, Chief               President
                             Technology Officer and Head of
                                 Product, Technology and
                                       Operations

W. Douglas Beck                    Executive Director                Vice President

Joseph T. Malone             Director and Senior Manager of     Treasurer and Principal
                                 the Mutual Fund Finance           Accounting Officer
                                       Department

Thomas Disbrow               Director and Senior Manager of       Assistant Treasurer
                                 the Mutual Fund Finance
                                       Department

(c)  Not Applicable.

*    The business  address for all of the following  persons,  unless  otherwise indicated, is 51 West 52nd Street, New York, New York 10019-6114.

ITEM 27. LOCATION OF ACCOUNTS AND RECORDS

All  accounts,  books and other  documents  required to be maintained by Section
31(a) [15 U.S.C.  80a-3-(a)]  and rules under that  section,  are  maintained by
JPMorgan  Chase Bank  ("JPMorgan  Chase"),  270 Park Avenue,  New York, New York
10017 with the  exception of those  maintained  by the  Registrant's  investment advisor,  UBS Global Asset  Management  (Americas) Inc., One North Wacker Drive,
Chicago, IL, 60606 and sub-advisor, UBS Global Asset Management (New York) Inc.,
51 West 52nd Street New York, New York 10019-6114.

JPMorgan  Chase  provides  general  sub-administrative,   accounting,  portfolio
valuation, and custodian services to the Registrant,  including the coordination and  monitoring  of any  third-party  service  providers  and maintains all such records relating to these services.

ITEM 28. MANAGEMENT SERVICES

There are no  management  related  service  contracts not discussed in Part A or
Part B.

ITEM 29. UNDERTAKINGS

Not Applicable.

                                   SIGNATURES

Pursuant to the  requirements  of the  Securities  Act of 1933,  as amended (the
"Securities  Act") and the  Investment  Company  Act of 1940,  as  amended,  the
Registrant  has  duly  caused   Post-Effective   Amendment  No.  41/42  to  this
registration  statement  to be signed on its  behalf  by the  undersigned,  duly authorized,  in the City of New York,  and the State of New York on the 30th day
of July, 2004.

                                       THE UBS FUNDS

                                       By:/s/Joe Varnas
                                           -------------------------------
                                            Joe Varnas*
                                            President

Pursuant to the requirements of the Securities Act, this Registration  Statement has been signed  below by the  following  persons in the  capacities  and on the dates indicated:

         Signature                Title                            Date
         ---------                -----                            ----

/s/Frank K. Reilly             Chairman and                 July 30, 2004
---------------------------    Trustee
Frank K. Reilly*

/s/Walter E. Auch              Trustee                      July 30, 2004
---------------------------
Walter E. Auch*

/s/Edward M. Roob              Trustee                      July 30, 2004
---------------------------
Edward M. Roob*

/s/Adela Cepeda                Trustee                      July 30, 2004
---------------------------
Adela Cepeda*

/s/J. Mikesell Thomas          Trustee                      July 30, 2004
---------------------------
J. Mikesell Thomas*

/s/Joseph T. Malone            Treasurer and Principal      July 30, 2004
---------------------------    Accounting Officer
Joseph T. Malone*

     * By:  /s/Jana L. Cresswell
            --------------------------------------------
             Jana L. Cresswell, Attorney-in-Fact
             (Pursuant to Power of Attorney, filed herewith)

                                 EXHIBITS INDEX

                 EXHIBITS                                            EXHIBIT NO.

Form of Investment Advisory Agreement between the Registrant and UBS Global Asset  Management  (Americas) Inc., on behalf
of UBS Dynamic Alpha Strategy Fund                                   EX-99.d.16

Power of Attorney for Adela Cepeda                                    EX-99.j.2

Power of Attorney for J. Mikesell Thomas                              EX-99.j.3

Power of Attorney for Joseph T. Malone                                EX-99.j.4